                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8090

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                              Colleen E. Tonn, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 through June 30, 2004

Item 1. Reports to Stockholders

Lincoln Variable Insurance Products Trust - Aggressive Growth Fund Lincoln Variable Insurance Products Trust - Bond Fund
Lincoln Variable Insurance Products Trust - Capital Appreciation Fund Lincoln Variable Insurance Products Trust - Equity-Income Fund
Lincoln Variable Insurance Products Trust - Global Asset Allocation Fund Lincoln Variable Insurance Products Trust - Growth and Income Fund Lincoln Variable Insurance Products Trust - International Fund
Lincoln Variable Insurance Products Trust - Managed Fund
Lincoln Variable Insurance Products Trust - Money Market Fund
Lincoln Variable Insurance Products Trust - Social Awareness Fund Lincoln Variable Insurance Products Trust - Special Opportunities Fund

                             AGGRESSIVE GROWTH FUND

                              (T. ROWE PRICE LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Aggressive Growth Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- AGGRESSIVE GROWTH FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK-99.90%
    AEROSPACE & DEFENSE-0.51%
    Empresa Brasileira de Aeronautica ADR....    11,000    $     314,490
    Rockwell Collins.........................    31,300        1,042,916
                                                           -------------
                                                               1,357,406
                                                           -------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.99%
    ITT Industries...........................    19,800        1,643,400
    Polaris Industries.......................    10,600          508,800
    Winnebago Industries.....................    13,600          507,008
                                                           -------------
                                                               2,659,208
                                                           -------------
    BANKING & FINANCE-7.89%
  + AmeriTrade Holding.......................    65,000          737,750
    AMVESCAP ADR.............................    31,100          432,290
    Boston Private Financial Holdings........    20,600          477,096
    City National............................     7,400          486,180
    East-West Bancorp........................    10,000          307,000
    Eaton Vance..............................    31,300        1,195,973
    Edwards (A.G.)...........................    12,900          438,987
    Federated Investors Class B..............    31,900          967,846
    First Horizon National...................    15,900          722,973
    Franklin Resources.......................    34,600        1,732,768
    Investors Financial Services.............    23,700        1,032,846
    Janus Capital Group......................    27,500          453,475
    LeBranche & Company......................    45,900          386,478
    Legg Mason...............................    11,700        1,064,817
    Mellon Financial.........................    44,200        1,296,386
    Moody's Investors Services...............    35,900        2,321,294
    North Fork Bancorporation................    17,200          654,460
    Northern Trust...........................    42,300        1,788,444
    Raymond James Financial..................    20,850          551,483
    Schwab (Charles).........................   118,500        1,138,785
    SEI Investments..........................    22,800          662,112
  + Silicon Valley Bancshares................    12,500          495,625
    Synovus Financial........................    27,400          693,768
    UCBH Holdings............................    13,700          541,424
    Waddell & Reed Financial Class A.........    28,700          634,557
                                                           -------------
                                                              21,214,817
                                                           -------------
    BUILDINGS & MATERIALS-1.58%
    Centex...................................    13,600          622,200
    Eagle Materials..........................       301           21,377
    Eagle Materials Class B..................     1,013           70,150
    KB HOME..................................     4,500          308,835
    Lennar...................................    30,600        1,368,432
    Pulte Homes..............................     6,000          312,180
    Thor Industries..........................    16,600          555,436
  + Toll Brothers............................    11,000          465,520
  + Trex.....................................    13,900          524,725
                                                           -------------
                                                               4,248,855
                                                           -------------
    BUSINESS SERVICES-2.37%
    Corporate Executive Board................    14,600          843,734
  + Dun & Bradstreet.........................    18,400          991,944
  + Hewitt Associates........................    15,200          418,000
  + Iron Mountain............................    29,300        1,414,018

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    BUSINESS SERVICES (CONTINUED)
  + ITT Educational Services.................    14,600    $     555,092
    Robert Half International................    38,800        1,155,076
    Viad.....................................    18,000          486,180
    Watson Wyatt & Company Holdings..........    19,100          509,015
                                                           -------------
                                                               6,373,059
                                                           -------------
    CABLE, MEDIA & PUBLISHING-6.70%
  + Citadel Broadcasting.....................    23,200          338,024
  + Cox Radio Class A........................    56,900          988,922
  + Cumulus Media............................    21,000          353,010
    Dow Jones & Company......................    15,100          681,010
  + Entercom Communications..................    17,500          652,750
  + Getty Images.............................     7,000          420,000
    Harte-Hanks..............................    31,900          778,679
  + Lamar Advertising........................    18,400          797,640
    McGraw-Hill Companies....................    10,700          819,299
    Meredith.................................    28,200        1,549,872
  + Monster Worldwide........................    41,300        1,062,236
    New York Times...........................    24,300        1,086,453
    Omnicom Group............................     7,900          599,531
  + Radio One Class D........................    50,900          814,909
  + Regent Communications....................    75,000          464,250
  + Salem Communications Class A.............    26,000          705,380
    Scripps (E.W.)...........................    12,100        1,270,500
  + Spanish Broadcasting Systems Class A.....    80,000          744,800
  + Univision Communications Class A.........    41,700        1,331,481
    Washington Post Class B..................       600          558,006
  + Westwood One.............................    31,100          740,180
    WPP Group ADR............................    24,200        1,239,766
                                                           -------------
                                                              17,996,698
                                                           -------------
    CHEMICALS-1.48%
    Avery Dennison...........................    11,900          761,719
    Ecolab...................................    23,100          732,270
    Englehard................................    15,600          504,036
    Praxair..................................    18,300          730,353
    Sigma-Aldrich............................     9,000          536,490
    Valspar..................................    13,900          701,116
                                                           -------------
                                                               3,965,984
                                                           -------------
    COMPUTERS & TECHNOLOGY-15.44%
    Adobe Systems............................    52,900        2,459,850
  + Affiliated Computer Services Class A.....    15,800          836,452
  + AMIS Holdings............................    37,900          641,268
  + BMC Software.............................    47,600          880,600
  + Cadence Design Systems...................    75,500        1,104,565
    CDW......................................    19,500        1,243,320
    Certegy..................................    31,400        1,218,320
  + Check Point Software Technologies........    27,200          734,128
  + ChoicePoint..............................    30,100        1,374,366
  + Citrix Systems...........................    44,100          897,876
  + Cognizant Technology Solutions...........    31,600          802,956
  + Cognos...................................    26,300          951,008
    Diebold..................................     9,500          502,265

                           Aggressive Growth Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY (CONTINUED)
  + DST Systems..............................    21,900    $   1,053,171
  + Electronic Arts..........................    48,200        2,629,310
  + F5 Networks..............................    25,800          683,184
    FactSet Research Systems.................    19,700          931,219
    Fair Isaac...............................    14,250          475,665
  + FileNet..................................    10,000          315,700
  + Fiserv...................................    48,800        1,897,832
    Global Payments..........................     6,600          297,132
    Henry (Jack) & Associates................    20,000          402,000
    IMS Health...............................    45,900        1,075,896
  + Internet Security Systems................    23,000          352,820
  + Intuit...................................    37,700        1,454,466
  + Kronos...................................    11,600          477,920
  + Lexmark International....................    22,700        2,191,231
  + MatrixOne................................    73,000          504,430
  + Mercury Computer Systems.................    15,800          391,840
  + Mercury Interactive......................    16,400          817,212
    National Instruments.....................    15,150          464,348
  + NetIQ....................................    34,000          448,800
  + Network Appliance........................    44,200          951,626
  + Network Associates.......................    37,800          685,314
  + PeopleSoft...............................    40,300          745,550
    Pitney Bowes.............................     4,000          177,000
  + Red Hat..................................    40,600          932,582
  + Siebel Systems...........................    49,300          526,524
  + Sina.....................................    24,400          804,956
  + SunGard Data Systems.....................    28,300          735,800
  + Symantec.................................    48,400        2,118,952
  + Synopsys.................................    41,000        1,165,630
  + VeriSign.................................    39,200          780,080
  + VERITAS Software.........................    25,200          698,040
  + Websense.................................     9,000          335,070
  + Zebra Technologies Class A...............     3,500          304,500
                                                           -------------
                                                              41,472,774
                                                           -------------
    CONSUMER PRODUCTS-0.77%
    Clorox...................................     9,600          516,288
    Estee Lauder Class A.....................    10,300          502,434
  + Jarden...................................    16,200          583,038
    McKesson.................................    13,700          470,321
                                                           -------------
                                                               2,072,081
                                                           -------------
    CONSUMER SERVICES-0.77%
    Block (H&R)..............................    13,400          638,912
    Equifax..................................    29,700          735,075
    Paychex..................................    20,400          691,152
                                                           -------------
                                                               2,065,139
                                                           -------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-10.46%
  + Agere Systems Class B....................   140,000          301,000
  + Altera...................................    91,100        2,024,242
    Analog Devices...........................    10,000          470,800
    Applera-Applied Biosystems Group.........    47,000        1,022,250
  + ASML Holding.............................    22,400          383,264

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    ELECTRONICS & ELECTRICAL EQUIPMENT (CONTINUED)
  + Broadcom Class A.........................    41,800    $   1,954,986
  + Cymer....................................    10,200          381,888
  + Emulex...................................    19,000          271,890
  + Flir Systems.............................    12,700          697,230
    Gentex...................................    10,000          396,800
  + Integrated Circuit Systems...............    16,600          450,856
    Intersil.................................    37,300          807,918
  + Jabil Circuit............................    32,000          805,760
  + Kla-Tencor...............................    20,400        1,007,352
  + Lam Research.............................    21,700          581,560
    Linear Technology........................    52,000        2,052,440
  + Littelfuse...............................    16,000          678,560
  + Marvell Technology Group.................    24,400          651,480
    Maxim Integrated Products................    18,600          975,012
  + Mettler-Toledo International.............    10,100          496,314
    Microchip Technology.....................    66,700        2,103,718
  + Microsemi................................    37,800          537,138
    Molex Class A............................    23,400          638,352
  + National Semiconductor...................    59,400        1,306,206
  + Novellus Systems.........................    27,800          874,032
  + Power Integrations.......................    20,800          517,920
  + QLogic...................................    22,400          595,616
    Roper Industries.........................    13,800          785,220
  + Semtech..................................    30,100          708,554
  + Silicon Laboratories.....................     9,200          426,420
    Symbol Technologies......................    40,900          602,866
  + Waters...................................    20,700          989,046
    Xilinx...................................    48,800        1,625,528
                                                           -------------
                                                              28,122,218
                                                           -------------
    ENERGY-3.28%
    Apache...................................    18,600          810,030
    Baker Hughes.............................    23,400          881,010
  + BJ Services..............................    38,700        1,774,008
  + Cooper Cameron...........................    18,100          881,470
    Devon Energy.............................    13,000          858,000
    Diamond Offshore Drilling................    25,200          600,516
  + Smith International......................    33,800        1,884,688
  + Weatherford International................    12,700          571,246
    XTO Energy...............................    18,750          558,563
                                                           -------------
                                                               8,819,531
                                                           -------------
    ENVIRONMENTAL SERVICES-0.18%
  + Stericycle...............................     9,600          496,704
                                                           -------------
                                                                 496,704
                                                           -------------
    FARMING & AGRICULTURE-0.17%
    Delta and Pine Land......................    20,700          454,365
                                                           -------------
                                                                 454,365
                                                           -------------
    FOOD, BEVERAGE & TOBACCO-1.46%
  + Cott.....................................    21,500          696,600
    Hershey Foods............................    30,600        1,415,862
    McCormick & Company......................    15,400          523,600

                           Aggressive Growth Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    FOOD, BEVERAGE & TOBACCO (CONTINUED)
    Tootsie Roll Industries..................    13,390    $     435,175
    Wrigley (William) Jr. ...................    13,500          851,175
                                                           -------------
                                                               3,922,412
                                                           -------------
    HEALTHCARE & PHARMACEUTICALS-19.99%
  + Abgenix..................................    36,800          431,296
    Allergan.................................    10,600          948,912
    AmerisourceBergen Class A................    12,800          765,184
  + Amylin Pharmaceuticals...................    20,600          469,680
  + Anthem...................................    15,100        1,352,356
  + ArthroCare...............................    20,900          607,772
  + AtheroGenics.............................    17,000          323,510
    Bard (C.R.)..............................    10,800          611,820
    Bausch & Lomb............................    10,000          650,700
    Beckman Coulter..........................    14,800          902,800
    Becton, Dickinson........................     6,000          310,800
  + Biogen Idec..............................    14,900          942,425
    Biomet...................................    42,100        1,870,924
  + Caremark Rx..............................    57,000        1,877,579
  + Celgene..................................    17,000          973,420
  + Cephalon.................................    15,500          837,000
  + Charles River Laboratories
     International...........................    15,100          737,937
  + Chiron...................................    12,800          571,392
    Cooper Companies.........................    10,900          688,553
  + Coventry Health Care.....................    33,450        1,635,705
  + CUNO.....................................    10,200          544,170
  + DaVita...................................    37,200        1,146,876
  + deCODE genetics..........................    43,000          365,500
    DENTSPLY International...................    20,600        1,073,260
  + Diversa..................................    49,000          496,370
  + Edwards Lifesciences.....................    13,000          453,050
  + Express Scripts Class A..................    18,600        1,473,678
  + Genzyme..................................    21,400        1,012,862
  + Gilead Sciences..........................    14,800          991,600
    Health Management Associates Class A.....    39,700          890,074
  + Human Genome Sciences....................    33,500          389,605
  + Integra LifeSciences Holdings............    16,000          564,320
  + Invitrogen...............................    16,600        1,195,034
  + Laboratory Corporation of America
     Holdings................................    32,200        1,278,340
  + Lincare Holdings.........................    22,700          745,922
    Manor Care...............................    13,500          441,180
  + Martek Biosciences.......................     7,900          443,743
  + Medco Health Solutions...................    29,200        1,095,000
  + Medicines Company........................    17,200          524,772
    Medicis Pharmaceutical...................     7,000          279,650
  + MedImmune................................    30,000          702,000
  + Millennium Pharmaceuticals...............    24,400          336,720
  + Millipore................................    17,300          975,201
  + Nektar Therapeutics......................    32,100          640,716
  + Neurocrine Biosciences...................     8,300          430,355
    Omnicare.................................    29,000        1,241,490
  + Onyx Pharmaceuticals.....................    12,500          529,500
  + Patterson Dental.........................    12,200          933,178
  + Protein Design Labs......................    25,000          478,250

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
  + QIAGEN...................................    27,000    $     326,970
    Quest Diagnostics........................    16,900        1,435,655
  + Renal Care Group.........................    20,700          685,791
  + ResMed...................................    10,900          555,464
  + Respironics..............................    10,300          605,125
  + Schein (Henry)...........................    14,100          890,274
  + Sepracor.................................     6,500          343,850
    Smith & Nephew ADR.......................     6,000          331,620
  + St. Jude Medical.........................    11,300          854,845
    Stryker..................................    11,800          649,000
  + Sybron Dental Specialties................    16,000          477,600
  + Symyx Technologies.......................    21,700          523,404
  + Techne...................................    20,200          877,690
  + Varian Medical Systems...................    17,600        1,396,560
  + Vertex Pharmaceuticals...................    43,800          474,792
  + WellChoice...............................    39,000        1,614,600
  + WellPoint Health Networks................     9,400        1,052,894
  + Wright Medical Group.....................    15,100          537,560
  + Zimmer Holdings..........................    10,000          882,000
                                                           -------------
                                                              53,697,875
                                                           -------------
    INDUSTRIAL MACHINERY-0.74%
    Dover....................................    11,700          492,570
    IDEX.....................................    22,050          757,418
    Pall.....................................    27,900          730,701
                                                           -------------
                                                               1,980,689
                                                           -------------
    INSURANCE-3.46%
    Ambac Financial Group....................    13,100          962,064
  + Arch Capital Group.......................    12,800          510,464
    Brown & Brown............................    21,000          905,100
    Gallagher (Arthur J.) & Company..........    16,200          493,290
  + Markel...................................     2,700          749,250
    MBIA.....................................    12,700          725,424
    MGIC Investment..........................     8,200          622,052
    Radian Group.............................    10,800          517,320
    RenaissanceRe Holdings...................    13,900          749,905
  + Triad Guaranty...........................     9,200          535,440
    Willis Group Holdings....................    67,900        2,542,855
                                                           -------------
                                                               9,313,164
                                                           -------------
    LEISURE, LODGING & ENTERTAINMENT-4.62%
  + Alliance Gaming..........................    19,000          326,040
    ARAMARK - Class B........................    28,200          811,032
  + Cheesecake Factory.......................    10,500          417,795
    Harley-Davidson..........................     9,700          600,818
    Hilton Hotels............................    33,900          632,574
    International Game Technology............    40,100        1,547,860
    Marriott International Class A...........    34,800        1,735,824
    Mattel...................................    34,200          624,150
  + Multimedia Games.........................    22,400          600,768
    Outback Steakhouse.......................    10,400          430,144
    Royal Caribbean Cruises..................    13,500          586,035
    Ruby Tuesday.............................    16,200          444,690
    SABRE Holdings...........................    24,000          665,040

                           Aggressive Growth Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    LEISURE, LODGING & ENTERTAINMENT (CONTINUED)
  + Shuffle Master...........................    20,100    $     729,831
    Station Casinos..........................    32,400        1,568,160
  + Wynn Resorts.............................    18,100          699,203
                                                           -------------
                                                              12,419,964
                                                           -------------
    METALS & MINING-0.20%
    Kaydon...................................    17,700          547,461
                                                           -------------
                                                                 547,461
                                                           -------------
    MISCELLANEOUS-2.53%
  + Apollo Group Class A.....................    12,500        1,103,625
  + Career Education.........................    13,800          628,728
  + Corinthian Colleges......................    16,200          400,788
    Danaher..................................    11,600          601,460
  + DeVry....................................    25,100          688,242
  + Education Management.....................    28,600          939,796
    Manpower.................................    19,500          990,015
  + Universal Technical Institute............     8,000          319,840
  + University of Phoenix Online.............    13,000        1,138,670
                                                           -------------
                                                               6,811,164
                                                           -------------
    PACKAGING & CONTAINERS-0.36%
  + Sealed Air...............................    18,400          980,168
                                                           -------------
                                                                 980,168
                                                           -------------
    REAL ESTATE-0.23%
  + Jones Lang LaSalle.......................    23,000          623,300
                                                           -------------
                                                                 623,300
                                                           -------------
    RETAIL-6.90%
  + 99 Cents Only Stores.....................    26,000          396,500
  + AutoZone.................................     8,200          656,820
  + Bed Bath & Beyond........................    16,200          622,890
  + Big Lots.................................    19,000          274,740
    CVS......................................    14,400          605,088
    Dollar General...........................    77,300        1,511,988
  + Dollar Tree Stores.......................    30,600          839,358
    Family Dollar Stores.....................    48,500        1,475,370
    Fred's...................................    15,500          342,395
  + Men's Wearhouse..........................    21,100          556,829
  + O'Reilly Automotive......................    13,600          614,720
    PETsMART.................................    40,900        1,327,205
    Ross Stores..............................    56,900        1,522,644
    Staples..................................    87,200        2,555,832

                                               NUMBER OF      MARKET
                                                SHARES         VALUE
    COMMON STOCK (CONTINUED)
    RETAIL (CONTINUED)
  + Starbucks................................    18,400    $     800,032
    Tiffany & Company........................    26,900          991,265
    TJX......................................    97,300        2,348,822
  + Williams-Sonoma..........................    33,700        1,110,752
                                                           -------------
                                                              18,553,250
                                                           -------------
    TELECOMMUNICATIONS-3.60%
  + American Tower Class A...................    41,900          636,880
  + Corning..................................   156,600        2,045,196
  + Crown Castle International...............    41,800          616,550
  + JDS Uniphase.............................   302,400        1,146,096
  + Juniper Networks.........................    78,700        1,933,659
  + Nextel Partners..........................    20,000          318,400
  + Plantronics..............................    13,900          585,190
  + Research In Motion.......................    21,800        1,491,992
  + Rogers Wireless Communications...........    22,000          595,100
  + Western Wireless Class A.................    11,000          318,010
                                                           -------------
                                                               9,687,073
                                                           -------------
    TEXTILES, APPAREL & FURNITURE-1.19%
    Cintas...................................    34,800        1,658,916
  + Coach....................................    18,700          845,053
    HNI......................................    16,500          698,445
                                                           -------------
                                                               3,202,414
                                                           -------------
    TRANSPORTATION & SHIPPING-2.03%
    Brunswick................................    16,400          669,120
    C.H. Robinson Worldwide..................    30,300        1,388,952
    Expeditors International.................    29,000        1,432,890
  + Landstar System..........................    12,200          645,014
    SkyWest..................................    16,700          290,747
    Southwest Airlines.......................    20,000          335,400
    UTi Worldwide............................    13,300          700,777
                                                           -------------
                                                               5,462,900
                                                           -------------
    TOTAL COMMON STOCK
     (COST $234,680,733).....................                268,520,673
                                                           -------------
    MONEY MARKET-0.00%
    T. Rowe Reserve Investment Fund..........     1,900            1,900
                                                           -------------
    TOTAL MONEY MARKET
     (COST $1,900)...........................                      1,900
                                                           -------------

                           Aggressive Growth Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.90% (COST
 $234,682,633)..............................................  $ 268,522,573
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.10%.......        273,468
                                                              -------------
NET ASSETS APPLICABLE TO 29,132,124 SHARES
 OUTSTANDING-100.00%........................................  $ 268,796,041
                                                              =============
NET ASSET VALUE-AGGRESSIVE GROWTH FUND STANDARD CLASS
 ($267,736,943 / 29,017,018 SHARES).........................         $9.227
                                                              =============
NET ASSET VALUE-AGGRESSIVE GROWTH FUND SERVICE CLASS
 ($1,059,098 / 115,106 SHARES)..............................         $9.201
                                                              =============
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:++
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $ 470,794,216
Accumulated net realized loss on investments................   (235,838,115)
Net unrealized appreciation of investments..................     33,839,940
                                                              -------------
Total net assets............................................  $ 268,796,041
                                                              =============

------------------
 +Non-income producing security for the period ended June 30, 2004.

++See Note #4 in "Notes to Financial Statements".

ADR-American Depositary Receipts

                See accompanying notes to financial statements.

                           Aggressive Growth Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $    599,632
Interest................................................            20
                                                          ------------
                                                               599,652
                                                          ------------
EXPENSES:
Management fees.........................................       987,928
Accounting and administration expenses..................        93,930
Reports and statements to shareholders..................        80,465
Professional fees.......................................        12,702
Trustees' fees..........................................        10,086
Custodian fees..........................................         7,625
Distribution expenses-Service Class.....................         1,009
Other...................................................         5,339
                                                          ------------
                                                             1,199,084
Less expense paid indirectly............................          (126)
                                                          ------------
Total expenses..........................................     1,198,958
                                                          ------------
NET INVESTMENT LOSS.....................................      (599,306)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments........................    33,390,476
Net change in unrealized appreciation/depreciation of
 investments............................................   (16,150,274)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.........    17,240,202
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $ 16,640,896
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/04       YEAR ENDED
                                            (UNAUDITED)      12/31/03
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment loss.......................  $   (599,306)  $   (924,418)
Net realized gain (loss) on investments...    33,390,476     (4,486,810)
Net change in unrealized
 appreciation/depreciation of
 investments..............................   (16,150,274)    71,684,771
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    16,640,896     66,273,543
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     3,993,842     12,163,594
 Service Class............................       403,614        734,771
                                            ------------   ------------
                                               4,397,456     12,898,365
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (20,298,463)   (24,828,370)
 Service Class............................       (88,100)       (92,766)
                                            ------------   ------------
                                             (20,386,563)   (24,921,136)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (15,989,107)   (12,022,771)
                                            ------------   ------------
NET INCREASE IN NET ASSETS................       651,789     54,250,772
NET ASSETS:
Beginning of period.......................   268,144,252    213,893,480
                                            ------------   ------------
End of period (there is no undistributed
 net investment income at each period
 end).....................................  $268,796,041   $268,144,252
                                            ============   ============

                             See accompanying notes

                           Aggressive Growth Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               AGGRESSIVE GROWTH FUND STANDARD CLASS
                                    SIX MONTHS
                                       ENDED
                                   6/30/04(1, 2)                                      YEAR ENDED
                                    (UNAUDITED)       12/31/03(3)       12/31/02       12/31/01        12/31/00       12/31/99(4)
                                   ----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..........................     $  8.672         $  6.539         $  9.371       $ 17.644        $ 19.038        $ 13.367

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss(5)...........       (0.020)          (0.029)          (0.036)        (0.043)         (0.083)         (0.060)
Net realized and unrealized gain
 (loss) on investments...........        0.575            2.162           (2.796)        (5.119)         (0.279)          5.732
                                      --------         --------         --------       --------        --------        --------
Total from investment
 operations......................        0.555            2.133           (2.832)        (5.162)         (0.362)          5.672
                                      --------         --------         --------       --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income............            -                -                -              -               -          (0.001)
Net realized gain on
 investments.....................            -                -                -         (3.111)         (1.032)              -
                                      --------         --------         --------       --------        --------        --------
Total dividends and
 distributions...................            -                -                -         (3.111)         (1.032)         (0.001)
                                      --------         --------         --------       --------        --------        --------

Net asset value, end of period...     $  9.227         $  8.672         $  6.539       $  9.371        $ 17.644        $ 19.038
                                      ========         ========         ========       ========        ========        ========

Total return(6)..................        6.40%           32.62%          (30.22%)       (33.29%)         (2.69%)         42.43%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................     $267,737         $267,451         $213,893       $352,865        $591,414        $448,193
Ratio of expenses to average net
 assets..........................        0.89%            0.90%            0.87%          0.81%           0.78%           0.87%
Ratio of net investment loss to
 average net assets..............       (0.45%)          (0.39%)          (0.47%)        (0.40%)         (0.41%)         (0.48%)
Portfolio turnover...............         179%              94%              77%           112%            106%            209%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund's sub-adviser.

(3)Effective April 30, 2003, the Lincoln National Aggressive Growth Fund, Inc. was merged into the Aggressive Growth Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Aggressive Growth Fund, Inc.

(4)Commencing May 1, 1999, Putnam Investments replaced Lynch & Mayer as the Fund's sub-adviser.

(5)The average shares outstanding method has been applied for per share information.

(6)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                           Aggressive Growth Fund- 7

Lincoln Variable Insurance Products Trust-Aggressive Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                       AGGRESSIVE GROWTH FUND SERVICE CLASS

                                                               SIX MONTHS
                                                                  ENDED       5/15/03(3)
                                                              6/30/04 (1,2)       TO
                                                               (UNAUDITED)     12/31/03
                                                              -------------   ----------
Net asset value, beginning of period........................     $ 8.659        $ 7.172

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(4)......................................      (0.031)        (0.029)
Net realized and unrealized gain on investments.............       0.573          1.516
                                                                 -------        -------
Total from investment operations............................       0.542          1.487
                                                                 -------        -------

Net asset value, end of period..............................     $ 9.201        $ 8.659
                                                                 =======        =======

Total return(5).............................................       6.26%         20.73%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................     $ 1,059        $   693
Ratio of expenses to average net assets.....................       1.14%          1.11%
Ratio of net investment loss to average net assets..........      (0.70%)        (0.57%)
Portfolio turnover..........................................        179%            94%(6)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund's sub-adviser.

(3)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4)The average shares outstanding method has been applied for per share information.

(5)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(6)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                           Aggressive Growth Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to Aggressive Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2004, were $126. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.65% of the average daily net assets of the Fund in excess of $400 million.

T. Rowe Price (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $65,100.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004, fees for these services amounted to $28,830.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

                           Aggressive Growth Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $160,889
Accounting and Administration Fees Payable to DSC...........    21,961
Distribution Fees Payable to the Companies..................       546

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $239,454,025 and sales of $256,316,613 of investment securities other than short-term investments. At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $234,682,633. At June 30, 2004, net unrealized appreciation was $33,839,940, of which $43,016,419 related to unrealized appreciation of investments and $9,176,479 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. There were no distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $ 470,794,216
Capital loss carryforwards..............................    (235,838,115)
Unrealized appreciation of investments..................      33,839,940
                                                           -------------
Net assets..............................................   $ 268,796,041
                                                           =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

  UNDISTRIBUTED
  NET INVESTMENT            PAID-IN
      INCOME                CAPITAL
  --------------           ---------
     $599,306              $(599,306)

At December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $266,622,101 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$174,625,329 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

For the six months ended June 30, 2004, the Fund had capital gains of $33,390,476, which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS      YEAR
                                                 ENDED        ENDED
                                                6/30/04      12/31/03
                                               ----------   ----------
Shares sold:
 Standard Class..............................    444,130     1,607,554
 Service Class...............................     44,809        91,510
                                               ----------   ----------
                                                 488,939     1,699,064
                                               ----------   ----------
Shares repurchased:
 Standard Class..............................  (2,267,311)  (3,477,297)
 Service Class...............................     (9,767)      (11,446)
                                               ----------   ----------
                                               (2,277,078)  (3,488,743)
                                               ----------   ----------
Net decrease.................................  (1,788,139)  (1,789,679)
                                               ==========   ==========

                           Aggressive Growth Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small-and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

7. LINE OF CREDIT
The Fund, along with certain other Series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. PROXY RESULTS
Lincoln Variable Insurance Products Trust-Aggressive Growth Fund shareholders voted on the following proposal at the special meeting of shareholders on May 18, 2004, or as adjourned. The resulting votes are presented below.

                                                              OUTSTANDING     TOTAL      PERCENT   PERCENT   PERCENT
                                                                SHARES        VOTED        FOR     AGAINST   ABSTAIN
                                                              -----------   ----------   -------   -------   -------
1. To approve the new sub-advisory agreement for the
Aggressive Growth Fund between Delaware Management Company
(the "Adviser") and T. Rowe Price Associates, Inc. (the
"Sub-Adviser"), with no change in the investment adviser or
the overall management fee that the Fund pays...............  30,284,449    25,849,769    70.22%    2.48%     12.66%

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                           Aggressive Growth Fund- 11

                                   BOND FUND

                          (DELAWARE INVESTMENTS LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Bond Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- BOND FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-2.18%
     Fannie Mae Grantor Trust Series 2001-T8
      A2
      9.50% 7/25/41..........................  $ 2,056,208   $  2,308,174
     Fannie Mae Whole Loan Series 2004-W9
      6.50% 2/25/44..........................    3,940,000      4,107,450
     Freddie Mac Series 2764 TG
      5.00% 3/15/34..........................    3,548,000      3,165,312
     Freddie Mac Structured Pass Through
      Securities Series T-58 2A
      6.50% 9/25/43..........................    4,361,275      4,556,172
     GNMA
      Series 2002-61 BA
      4.648% 3/16/26.........................    1,700,000      1,701,875
      Series 2002-62 B
      4.763% 1/16/25.........................    1,770,000      1,764,820
      Series 2003-5 B
      4.486% 10/16/25........................    3,580,000      3,523,271
                                                             ------------
     TOTAL AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS
      (COST $21,198,605).....................                  21,127,074
                                                             ------------
     AGENCY MORTGAGE-BACKED SECURITIES-9.20%
     Fannie Mae
      4.50% 10/1/10..........................    2,821,601      2,814,547
      4.50% 7/1/19 TBA.......................   10,060,000      9,830,506
      5.00% 1/1/34...........................    2,140,786      2,087,266
      5.00% 7/1/19 to 7/1/34 TBA.............   36,750,000     36,042,722
      5.50% 7/1/19 TBA.......................    3,420,000      3,498,019
      5.50% 3/1/29 to 4/1/29.................    8,890,125      8,912,350
      6.00% 4/1/17...........................      484,541        505,588
      6.00% 7/1/34 TBA.......................      985,000      1,005,623
      6.50% 3/1/17 to 3/1/34.................    2,814,548      2,951,121
      7.50% 11/1/29 to 7/1/32................    1,991,000      2,134,224
     Freddie Mac
      5.00% 7/1/18 to 9/1/33.................   15,659,956     15,598,817
      6.00% 10/1/29..........................    3,789,622      3,892,653
                                                             ------------
     TOTAL AGENCY MORTGAGE-BACKED SECURITIES
      (COST $88,855,293).....................                  89,273,436
                                                             ------------
     AGENCY OBLIGATIONS-4.20%
     Fannie Mae
      2.625% 1/19/07.........................    5,615,000      5,507,664
      2.875% 10/15/05........................    3,865,000      3,886,180
      4.625% 10/15/13........................   13,720,000     13,235,780
     Federal Home Loan Bank 3.875% 8/22/08...    7,570,000      7,514,300

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     AGENCY OBLIGATIONS (CONTINUED)
     Freddie Mac
      1.875% 2/15/06.........................  $    75,000   $     73,911
      2.875% 5/15/07.........................    4,780,000      4,710,843
      4.875% 11/15/13........................      270,000        265,104
      6.25% 7/15/32..........................    5,225,000      5,522,360
                                                             ------------
     TOTAL AGENCY OBLIGATIONS
      (COST $41,709,811).....................                  40,716,142
                                                             ------------
     ASSET-BACKED SECURITIES-5.53%
     ABSC Net Interest Margin Trust Series
      2004-HE1 A
      7.00% 1/17/34..........................      307,441        308,978
 ### Alliance Capital Funding Series 1 A3 CBO
      144A
      5.84% 2/15/10..........................    1,452,299      1,474,083
     AmeriCredit Automobile Receivables Trust
      Series 2001-C A4
      5.01% 7/14/08..........................    4,135,000      4,232,951
     AmeriQuest Mortgage Securities Series
      2003-5 A2
      2.43% 7/25/33..........................    1,877,828      1,877,707
##++# ARES Leveraged Fund II CBO 144A
      12.15% 10/31/05........................    3,000,000      2,658,750
      Series 2 B2 144A
      5.84% 10/31/05.........................    1,250,000      1,237,500
     Capital One Multi-Asset Execution Trust
      Series 2003-C2
      4.32% 4/15/09..........................    1,540,000      1,557,303
      Series 2003-C4
      6.00% 8/15/13..........................    5,915,000      6,095,643
 ### Carlyle High Yield Partners CBO
      Series 1 B1 144A
      8.00% 5/31/07..........................    4,900,000      4,980,850
      Series 1 D1 144A
      12.24% 5/31/07.........................    1,000,000      1,022,000
   # Cendant Timeshare Receivables Funding
      Series 2004-1A A1 144A
      3.67% 5/20/16..........................    1,826,396      1,816,844
   # Chase Funding Net Interest Margin Series
      2003-2A 144A
      8.75% 6/27/36..........................       89,929         89,929
     Citibank Credit Card Issuance Trust
      Series 2003-A7
      4.15% 7/7/17...........................    2,140,000      1,943,512
   # Countrywide Asset-Backed Certificates
      Series 2004-BC1N Note 144A
      5.50% 4/25/35..........................    1,449,103      1,444,080
     Freddie Mac Structured Pass Through
      Securities Series T-50 A3
      2.182% 9/27/07.........................      471,516        471,031

                                  Bond Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     ASSET-BACKED SECURITIES (CONTINUED)
     Home Equity Asset Trust
   #  Series 2003-5N A 144A
      7.50% 1/27/34..........................  $   528,466   $    531,109
   #  Series 2003-7N A 144A
      5.25% 4/27/34..........................    2,001,608      1,996,604
     Honda Auto Receivables Owners Trust
      Series 2004-2 A4
      3.81% 10/15/09.........................    2,975,000      2,978,094
 ### Magnetite Asset Investor Series 3 C1
      144A
      8.786% 1/31/08.........................      750,000        780,000
 ++# Master ABS Net Interest Margin Trust
      Series 2003-CI2 N1 144A 6.65%
      8/26/33................................      253,568        253,745
     MBNA Credit Card Master Note Trust
      Series 2001-A1 A1
      5.75% 10/15/08.........................    1,950,000      2,046,297
     Mid-State Trust Series 2011 A1
      4.864% 7/15/38.........................    1,177,363      1,100,320
 ### RHYNO CBO Delaware Series 1997-1 A2 144A
      6.33% 9/15/09..........................    3,091,119      3,183,853
   # SAIL Net Interest Margin Notes Series
      2003-10A A 144A
      7.50% 10/27/33.........................      586,855        592,540
 ### SANKATY Market Value CDO Series 3 B1
      144A 7.379% 4/30/09....................    1,920,000      2,036,352
     SHARP
   #  Series 2003-HE1N Note 144A
      6.90% 11/25/33.........................    1,138,207      1,143,898
   #  Series 2004-2N N 144A
      7.00% 1/25/34..........................    1,881,480      1,881,480
     Sierra Receivables Funding Company
   #  Series 2003-1A 144A
      3.09% 1/15/14..........................    1,597,256      1,582,565
   #  Series 2003-2A A1 144A
      3.03% 9/15/15..........................    2,017,946      1,985,806
   # Sky Financial Medical Loan
      Securitization Series 2001-B A1 144A
      5.55% 7/15/12..........................      373,808        380,933
                                                             ------------
     TOTAL ASSET-BACKED SECURITIES
      (COST $53,900,997).....................                  53,684,757
                                                             ------------
     COMMERCIAL MORTGAGE-BACKED SECURITIES-1.06%
     Bank of America Commercial Mortgage
      Series 2004-2 A2
      3.52% 11/10/38.........................    2,860,000      2,751,302
  ++ Bear Stearns Commercial Mortgage
      Securities Series 2004-PWR4 A2
      5.286% 6/11/41.........................    3,815,000      3,852,273
     Greenwich Capital Commercial Funding
      Series 2004-GG1 A7
      5.317% 6/10/36.........................    3,710,000      3,711,739
                                                             ------------
     TOTAL COMMERCIAL MORTGAGE-BACKED
      SECURITIES
      (COST $10,438,709).....................                  10,315,314
                                                             ------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     CORPORATE BONDS-40.09%
     AUTOMOBILES & AUTOMOTIVE PARTS-1.87%
     Ford Motor 7.45% 7/16/31................  $ 6,200,000   $  5,926,599
     General Motors
      7.125% 7/15/13.........................    1,185,000      1,219,069
      8.375% 7/15/33.........................   10,365,000     11,002,208
                                                             ------------
                                                               18,147,876
                                                             ------------
     BANKING, FINANCE & INSURANCE-11.68%
     Allstate
      5.35% 6/1/33...........................      390,000        344,079
     Bear Stearns
      4.65% 7/2/18...........................    4,960,000      4,355,436
   # Bombardier Capital 144A
      3.363% 5/30/13.........................    3,265,000      3,248,897
     Citigroup
      5.875% 2/22/33.........................    3,335,000      3,154,153
     Credit Suisse First Boston USA
      6.125% 11/15/11........................    5,500,000      5,797,468
   # Erac USA Finance 144A
      7.35% 6/15/08..........................    8,790,000      9,719,938
   # Farmers Exchange Capital 144A
      7.05% 7/15/28..........................      950,000        914,337
   # Farmers Insurance Exchange 144A
      8.625% 5/1/24..........................    5,845,000      6,563,251
   # Federal Guaranty Insurance Company 144A
      6.00% 1/15/34..........................    3,170,000      3,086,249
     Ford Motor Credit
      5.625% 10/1/08.........................    3,975,000      4,013,303
      7.00% 10/1/13..........................    3,060,000      3,094,177
      7.25% 10/25/11.........................    1,665,000      1,741,204
     Franklin Resources
      3.70% 4/15/08..........................    3,180,000      3,133,667
     General Electric Capital
      5.45% 1/15/13..........................    5,050,000      5,128,886
   # Glencore Funding 144A
      6.00% 4/15/14..........................    3,840,000      3,568,159
     GMAC
      6.75% 1/15/06..........................    3,900,000      4,088,101
      7.25% 3/2/11...........................    2,035,000      2,138,614
      8.00% 11/1/31..........................    2,450,000      2,517,289
     Goldman Sachs
      5.25% 10/15/13.........................    3,295,000      3,205,175
      6.345% 2/15/34.........................    8,575,000      8,078,405
     Harleysville Group
      5.75% 7/15/13..........................    1,085,000      1,009,437
     Household Finance
      4.125% 12/15/08........................    4,050,000      3,996,167
     International Lease Finance
      5.875% 5/1/13..........................    1,825,000      1,874,264
   # Liberty Mutual 144A
      7.00% 3/15/34..........................    3,200,000      3,119,235
     Morgan Stanley
      4.75% 4/1/14...........................    5,195,000      4,802,133
      5.30% 3/1/13...........................    1,040,000      1,025,157

                                  Bond Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     BANKING, FINANCE & INSURANCE (CONTINUED)
     National Rural Utilities
      3.875% 2/15/08.........................  $ 4,280,000   $  4,271,444
     Popular North America
      4.25% 4/1/08...........................    5,380,000      5,381,668
 ++# Premium Asset Trust 144A
      1.27% 2/6/06...........................    2,240,000      2,240,959
   # Rabobank Capital 144A
      5.26% 12/29/49.........................    3,060,000      2,966,551
     Regions Financial
      6.375% 5/15/12.........................    4,510,000      4,833,011
                                                             ------------
                                                              113,410,814
                                                             ------------
     BUILDING & MATERIALS-0.07%
   # Lone Star Industries 144A
      8.85% 6/15/05..........................      655,000        680,728
                                                             ------------
                                                                  680,728
                                                             ------------
     CABLE, MEDIA & PUBLISHING-2.37%
     CSC Holdings
      10.50% 5/15/16.........................    1,995,000      2,249,363
     InterActiveCorp
      6.75% 11/15/05.........................    3,750,000      3,898,305
     Liberty Media
      3.50% 9/25/06..........................    2,140,000      2,137,248
      8.25% 2/1/30...........................      445,000        508,465
     PanAmSat
      8.50% 2/1/12...........................      770,000        877,800
     Time Warner
      7.70% 5/1/32...........................    4,635,000      5,078,630
      8.18% 8/15/07..........................    3,820,000      4,271,570
     Time Warner Entertainment
      8.375% 3/15/23.........................    3,402,000      3,980,027
                                                             ------------
                                                               23,001,408
                                                             ------------
     CHEMICALS-0.38%
     Lyondell Chemical
      9.875% 5/1/07..........................    1,140,000      1,197,000
     Valspar
      6.00% 5/1/07...........................    2,320,000      2,452,228
                                                             ------------
                                                                3,649,228
                                                             ------------
     CONSUMER PRODUCTS-0.33%
   # Fortune Brands 144A
      7.125% 11/1/04.........................    3,130,000      3,180,631
                                                             ------------
                                                                3,180,631
                                                             ------------
     CONSUMER SERVICES-0.10%
     Corrections Corporation of America
      7.50% 5/1/11...........................      950,000        964,250
                                                             ------------
                                                                  964,250
                                                             ------------
     ENERGY-4.70%
     Consumers Energy
      6.00% 3/15/05..........................    4,060,000      4,155,390
     Halliburton
      5.50% 10/15/10.........................    7,040,000      7,131,668

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     ENERGY (CONTINUED)
     Hornbeck Offshore Services
      10.625% 8/1/08.........................  $ 2,220,000   $  2,433,675
     Kinder Morgan Energy
      7.75% 3/15/32..........................    1,175,000      1,307,656
      8.00% 3/15/05..........................      685,000        710,066
     Marathon Oil
      9.125% 1/15/13.........................    2,485,000      3,115,937
      9.375% 2/15/12.........................    2,865,000      3,608,702
     Northern Border Pipeline
      6.25% 5/1/07...........................    2,190,000      2,348,694
     Pacific Gas & Electric
      6.05% 3/1/34...........................    7,940,000      7,492,812
     Sempra Energy
      4.75% 5/15/09..........................    2,720,000      2,739,317
      6.925% 7/1/04..........................    3,210,000      3,210,000
     Tesoro Petroleum
      8.00% 4/15/08..........................    2,550,000      2,741,250
     Valero Energy
      6.125% 4/15/07.........................    1,390,000      1,473,824
     Valero Logistics
      6.05% 3/15/13..........................    3,075,000      3,152,951
                                                             ------------
                                                               45,621,942
                                                             ------------
     FOOD, BEVERAGE & TOBACCO-3.02%
     Kraft Foods
      4.00% 10/1/08..........................    4,570,000      4,507,610
      5.625% 11/1/11.........................    2,695,000      2,745,690
   # Miller Brewing 144A
      5.50% 8/15/13..........................    7,900,000      7,941,649
     Nabisco
      6.85% 6/15/05..........................    2,220,000      2,295,777
     Philip Morris
      6.375% 2/1/06..........................    2,000,000      2,074,206
     Safeway
      6.15% 3/1/06...........................    1,359,000      1,421,506
     Universal
      6.50% 2/15/06..........................    1,690,000      1,778,923
     UST
      6.625% 7/15/12.........................    4,380,000      4,750,824
      8.80% 3/15/05..........................    1,765,000      1,835,946
                                                             ------------
                                                               29,352,131
                                                             ------------
     HEALTHCARE & PHARMACEUTICALS-2.12%
     Boston Scientific
      5.45% 6/15/14..........................    1,925,000      1,940,429
     GlaxoSmithKline Capital
      5.375% 4/15/34.........................    1,785,000      1,629,682
     Medco Health Solutions
      7.25% 8/15/13..........................    6,310,000      6,767,532

                                  Bond Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     HEALTHCARE & PHARMACEUTICALS (CONTINUED)
     Schering-Plough
      6.50% 12/1/33..........................  $ 3,400,000   $  3,391,316
     Wyeth
      5.50% 2/1/14...........................    7,160,000      6,853,967
                                                             ------------
                                                               20,582,926
                                                             ------------
     INDUSTRIAL MACHINERY-0.52%
     Jabil Circuit
      5.875% 7/15/10.........................    2,175,000      2,249,602
     Johnson Controls
      5.00% 11/15/06.........................    1,015,000      1,054,488
     York International
      6.625% 8/15/06.........................    1,595,000      1,694,051
                                                             ------------
                                                                4,998,141
                                                             ------------
     LEISURE, LODGING & ENTERTAINMENT-0.45%
     Felcor Lodging
      10.00% 9/15/08.........................      855,000        906,300
     Lodgenet Entertainment
      9.50% 6/15/13..........................    1,615,000      1,772,462
     MGM Mirage
      9.75% 6/1/07...........................    1,545,000      1,695,638
                                                             ------------
                                                                4,374,400
                                                             ------------
     METALS & MINING-0.36%
     Barrick Gold Finance
      7.50% 5/1/07...........................    2,725,000      2,998,459
     Newmont Gold
      8.91% 1/5/09...........................      459,157        500,670
                                                             ------------
                                                                3,499,129
                                                             ------------
     PACKAGING & CONTAINERS-0.06%
   # Portola Packaging 144A
      8.25% 2/1/12...........................      695,000        559,475
                                                             ------------
                                                                  559,475
                                                             ------------
     PAPER & FOREST PRODUCTS-0.07%
     Bowater
      6.50% 6/15/13..........................      720,000        680,954
                                                             ------------
                                                                  680,954
                                                             ------------
     REAL ESTATE-0.26%
     Developers Diversified Realty
      4.625% 8/1/10..........................    2,655,000      2,552,748
                                                             ------------
                                                                2,552,748
                                                             ------------
     RETAIL-1.25%
     Kohl's
      7.25% 6/1/29...........................    2,415,000      2,699,608
     Lowe's
      7.50% 12/15/05.........................    4,555,000      4,852,901
     Michaels Stores
      9.25% 7/1/09...........................    1,805,000      1,985,500
     Wendy's International
      6.35% 12/15/05.........................    2,465,000      2,585,221
                                                             ------------
                                                               12,123,230
                                                             ------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     TELECOMMUNICATIONS-4.16%
     AT&T
      7.50% 6/1/06...........................  $ 1,550,000   $  1,638,874
      8.05% 11/15/11.........................    3,290,000      3,382,581
      8.75% 11/15/31.........................    1,940,000      1,898,482
     Citizens Communications
      8.50% 5/15/06..........................    2,190,000      2,334,257
     MCI
      5.908% 5/1/07..........................    1,140,000      1,108,650
     Sprint Capital
  ++  4.78% 8/17/06..........................    1,900,000      1,937,740
      6.375% 5/1/09..........................    1,290,000      1,367,624
      8.375% 3/15/12.........................    2,795,000      3,217,034
      8.75% 3/15/32..........................    4,535,000      5,299,696
     Verizon New York
      6.875% 4/1/12..........................    1,300,000      1,395,846
      7.375% 4/1/32..........................    6,147,000      6,489,751
     Verizon Virginia
      4.625% 3/15/13.........................    6,305,000      5,897,565
     Verizon Wireless Capital
      5.375% 12/15/06........................    4,180,000      4,360,300
                                                             ------------
                                                               40,328,400
                                                             ------------
     TRANSPORTATION & SHIPPING-1.26%
     American Airlines
      6.817% 5/23/11.........................    4,790,000      4,269,157
     Continental Airlines
      6.503% 6/15/11.........................    3,825,000      3,567,641
      7.033% 6/15/11.........................    2,178,444      1,765,171
      7.875% 7/2/18..........................      685,000        643,674
     Delta Air Lines
      7.299% 9/18/06.........................    3,080,000      1,963,672
                                                             ------------
                                                               12,209,315
                                                             ------------
     UTILITIES-5.06%
  ++ AVA Capital Trust III
      6.50% 4/1/34...........................      785,000        758,506
     Avista
      7.75% 1/1/07...........................    2,495,000      2,701,828
      9.75% 6/1/08...........................    1,645,000      1,941,100
     Boston Gas Company
      8.87% 1/5/05...........................    1,890,000      1,953,515
     CenterPoint Energy
      7.75% 2/15/11..........................    1,830,000      2,035,930
     Detroit Edison
      5.05% 10/1/05..........................    3,925,000      4,023,910
     Exelon Generation
      6.95% 6/15/11..........................    3,005,000      3,294,832
     FPL Group Capital
      3.25% 4/11/06..........................    5,825,000      5,845,375
     Oncor Electric Delivery
      7.00% 5/1/32...........................    1,230,000      1,327,024
     Power Contract Financing 144A
   #  5.20% 2/1/06...........................    3,352,548      3,374,460
   #  6.256% 2/1/10..........................    4,140,000      4,220,759

                                  Bond Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     UTILITIES (CONTINUED)
     PSE&G Energy
      7.75% 4/16/07..........................  $ 2,275,000   $  2,394,438
     PSE&G Power
      8.625% 4/15/31.........................    2,000,000      2,449,996
     Scana
      7.44% 10/19/04.........................    3,000,000      3,046,992
     Southern California Edison
      6.00% 1/15/34..........................    2,560,000      2,461,207
     Southern Company Capital Funding
      5.30% 2/1/07...........................    1,560,000      1,645,238
     TECO Energy
      7.20% 5/1/11...........................      195,000        192,563
     TNP Enterprises
      10.25% 4/1/10..........................      880,000        915,200
     TXU Energy Company
      7.00% 3/15/13..........................    2,025,000      2,208,751
   # Williams Gas Pipelines Central 144A
      7.375% 11/15/06........................    2,170,000      2,330,038
                                                             ------------
                                                               49,121,662
                                                             ------------
     TOTAL CORPORATE BONDS
      (COST $387,620,617)....................                 389,039,388
                                                             ------------
     FOREIGN BONDS-7.48%
     ARUBA-0.39%
     UFJ Finance Aruba
      6.75% 7/15/13..........................    3,700,000      3,832,504
                                                             ------------
                                                                3,832,504
                                                             ------------
     AUSTRALIA-0.08%
   # Cable & Wire Finance 144A
      8.125% 6/15/09.........................      635,000        730,341
                                                             ------------
                                                                  730,341
                                                             ------------
     BERMUDA-0.55%
 ++# Oil Insurance 144A
      5.15% 8/15/33..........................    5,315,000      5,327,565
                                                             ------------
                                                                5,327,565
                                                             ------------
     CANADA-0.63%
     Hydro Quebec
      6.30% 5/11/11..........................    3,515,000      3,833,459
     Thomson
      5.75% 2/1/08...........................    2,200,000      2,323,515
                                                             ------------
                                                                6,156,974
                                                             ------------
     CAYMAN ISLANDS-3.16%
  ## Batterson Park Series 1A A4 CBO
      6.13% 1/2/11...........................      691,515        707,697
 ### Juniper CBO Series 1999-1A A1 144A
      6.83% 4/15/11..........................    6,060,000      6,302,400
   # Mizuho Finance 144A
      5.79% 4/15/14..........................   11,175,000     11,005,129
 ### ML CBO Series 1999-PUTNUM-1 144A
      7.515% 8/10/11.........................    3,092,644      3,197,175

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     FOREIGN BONDS (CONTINUED)
     CAYMAN ISLANDS (CONTINUED)
 ++# Strip Series 2003-1A 144A
      3.308% 3/24/18.........................  $ 5,264,140   $  5,159,910
     Transocean Sedco Forex
      6.75% 4/15/05..........................    3,705,000      3,801,786
 ### Travelers Funding Limited CBO Series 1A
      A2 144A
      6.35% 2/18/14..........................      500,000        520,000
                                                             ------------
                                                               30,694,097
                                                             ------------
     CHILE-0.37%
     Empresa Nacional de Petroleum
      6.75% 11/15/12.........................    3,355,000      3,606,206
                                                             ------------
                                                                3,606,206
                                                             ------------
     MEXICO-1.11%
     Telefonos de Mexico
      4.50% 11/19/08.........................    5,500,000      5,366,625
      8.25% 1/26/06..........................      840,000        902,220
     United Mexican States 8.30% 8/15/31.....    4,275,000      4,488,750
                                                             ------------
                                                               10,757,595
                                                             ------------
     NETHERLANDS-0.21%
     Aegon NV
      4.75% 6/1/13...........................    1,105,000      1,055,833
     Telefonica Europe
      7.35% 9/15/05..........................      925,000        975,133
                                                             ------------
                                                                2,030,966
                                                             ------------
     NORWAY-0.05%
     Norsk Hydro
      6.70% 1/15/18..........................      415,000        452,032
                                                             ------------
                                                                  452,032
                                                             ------------
     SINGAPORE-0.93%
   # Singapore Telecommunications 144A
      7.375% 12/1/31.........................    8,120,000      9,040,897
                                                             ------------
                                                                9,040,897
                                                             ------------
     TOTAL FOREIGN BONDS
      (COST $73,251,608).....................                  72,629,177
                                                             ------------
     MUNICIPAL BONDS-3.68%
     California State
      5.00% 2/1/33...........................    1,485,000      1,422,882
     California State Economic Recovery
      5.00% 7/1/06...........................    1,470,000      1,553,628
      5.25% 7/1/13...........................    1,300,000      1,426,477
     Colorado Department Transportation
      Revenue
      5.00% 12/15/13 (FGIC)..................    3,640,000      3,941,538
     Forsyth, Montana Pollution Control
      Revenue Series A
      5.20% 5/1/33...........................    2,150,000      2,235,076
     Golden State Tobacco Securitization
      5.50% 6/1/43...........................    1,735,000      1,717,043

                                  Bond Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     MUNICIPAL BONDS (CONTINUED)
     Illinois State Taxable Pension
      5.10% 6/1/33...........................  $ 2,870,000   $  2,562,566
     Long Island, New York Power Authority
      Series A
      5.00% 6/1/08...........................    2,225,000      2,357,721
     Metropolitan Washington District
      Columbia Airport Authority
      5.00% 10/1/34 (FSA)....................    2,285,000      2,191,681
     Oregon State Taxable-Pension
      5.892% 6/1/27..........................    5,935,000      5,998,147
     Puerto Rico Public Buildings Authority
      Revenue
      5.25% 7/1/33...........................    4,145,000      4,151,383
     West Virginia Economic Development
      5.37% 7/1/20 (MBIA)....................      690,000        670,956
      6.07% 7/1/26...........................    2,880,000      2,855,837
     Wisconsin State General Revenue
      5.70% 5/1/26 (FSA).....................    2,710,000      2,664,906
                                                             ------------
     TOTAL MUNICIPAL BONDS (COST
      $36,132,759)...........................                  35,749,841
                                                             ------------
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-6.64%
     Bank of America Alternative Loan Trust
      Series 2003-10 2A1
      6.00% 12/25/33.........................    3,884,787      3,844,480
      Series 2004-2 1A1 6.00% 3/25/34........    3,407,856      3,430,709
  ++ Bank of America Mortgage Securities
      Series 2003-D 1A2 3.428% 5/25/33.......      328,544        326,301
      Series 2003-I 2A4 3.828% 10/25/33......    4,105,000      4,087,101
      Series 2004-A 1A1 3.474% 2/25/34.......    2,303,649      2,294,291
      Series 2004-E 1A1 3.559% 6/25/34.......    3,353,328      3,315,388
     Credit Suisse First Boston Mortgage
      Securities
      Series 2001-CK3 A2 6.04% 6/15/34.......    1,665,000      1,736,745
      Series 2004-1 3A1 7.00% 2/25/34........    1,645,207      1,728,641
  ++ Deutsche Mortgage Securities Series
      2004-4 1A2 4.01% 4/25/34...............    1,990,000      1,986,580
     First Horizon Asset Securities Series
      2003-5 1A17 8.00% 7/25/33..............    1,173,630      1,238,737
   # GSMPS Mortgage Loan Trust Series 1998-3
      A 144A 7.75% 9/19/27...................    1,321,235      1,420,584
     GSR Mortgage Loan Trust Series 2004-2F
      6A1 7.00% 1/25/34......................    1,115,162      1,166,309
     Master Adjustable Rate Mortgages Trust
      Series 2003-6 1A2 3.10% 12/25/33.......    2,865,000      2,835,685
     Master Alternative Loan Trust
      Series 2003-6 3A1
      8.00% 9/25/33..........................    1,291,475      1,362,103
      Series 2003-9 1A1
      5.50% 12/25/18.........................    3,734,962      3,804,993
   # Merrill Lynch Mortgage Trust 2002-MW1 J
      144A
      5.695% 7/12/34.........................      749,500        639,361

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  ++ Nomura Asset Acceptance
      Series 2004-AP1 A2
      3.238% 3/25/34.........................  $ 3,985,000   $  3,943,282
      Series 2004-AP2 A2
      4.099% 7/25/34.........................    2,707,513      2,702,436
 ++# Prudential Securities Secured Financing
      Series 1998 C1-J 144A
      7.328% 5/15/13.........................    2,165,000      1,935,476
  ++ Residential Asset Mortgage Products
      Series 2004-RZ2 AI3
      4.30% 1/25/31..........................    2,015,000      2,029,168
     Residential Funding Mortgage Securities
      Series 2004-S5 1A7
      5.25% 4/25/34..........................    2,257,071      2,254,250
 ++# Salomon Brothers Mortgage Securities
      Series 1999 C1-J 144A
      7.00% 5/18/32..........................    1,855,000      1,550,409
  ++ Washington Mutual Series 2003-AR4 A7
      3.95% 5/25/33..........................    1,728,133      1,721,278
      Series 2003-S1 A1
      5.00% 4/25/33..........................      470,590        470,417
      Series 2004-AR7 A6
      3.963% 7/25/34.........................    3,695,000      3,563,366
  ++ Wells Fargo Mortgage-Backed Securities
      Trust
      Series 2003-K 2A5
      4.521% 11/25/33........................    2,395,000      2,256,125
      Series 2003-M A1
      4.753% 12/25/33........................    4,087,840      3,950,897
      Series 2004-I 1A1
      3.399% 7/25/34.........................    2,830,000      2,815,850
                                                             ------------
     TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS
      (COST $64,344,322).....................                  64,410,962
                                                             ------------
     U.S. TREASURY OBLIGATIONS-17.90%
     U.S. Treasury Bond
      5.375% 2/15/31.........................   15,105,000     15,238,951
     U.S. Treasury Inflation Index Notes
      1.875% 7/15/13.........................    5,035,620      4,976,023
      2.00% 1/15/14..........................   10,727,956     10,667,622
      3.625% 1/15/08.........................    6,283,278      6,868,660
     U.S. Treasury Notes
      1.50% 3/31/06..........................   28,165,000     27,662,227
      2.25% 4/30/06 to 2/15/07...............   70,425,000     69,844,816
      2.625% 3/15/09.........................    7,865,000      7,485,883
      3.00% 2/15/09..........................   17,020,000     16,497,435
      3.125% 4/15/09.........................    1,325,000      1,287,787
      4.00% 6/15/09..........................    3,290,000      3,319,176
      4.75% 5/15/14..........................    9,720,000      9,824,422
                                                             ------------
     TOTAL U.S. TREASURY OBLIGATIONS
      (COST $174,116,406)....................                 173,673,002
                                                             ------------

                                  Bond Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
                                                               (U.S. $)
     PREFERRED STOCK-0.60%
   # Centaur Funding 144A
      9.08%..................................        4,700   $  5,870,596
                                                             ------------
     TOTAL PREFERRED STOCK (COST
      $5,931,377)............................                   5,870,596
                                                             ------------
     WARRANTS-0.00%
  +# Solutia Warrants 144A...................        4,350             44
                                                             ------------
     TOTAL WARRANTS
      (COST $370,046)........................                          44
                                                             ------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
   * COMMERCIAL PAPER-5.72%
     Barton Capital
      1.06% 7/2/04...........................  $14,490,000   $ 14,489,573
  ++ Rabobank USA Finance
      1.40% 7/1/04...........................   14,550,000     14,550,000
     Three Pillars
      1.05% 7/1/04...........................   11,435,000     11,435,000
     UBS Finance (DE)
      1.42% 7/1/04...........................   15,000,000     15,000,000
                                                             ------------
     TOTAL COMMERCIAL PAPER
      (COST $55,474,573).....................                  55,474,573
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-104.28% (COST
 $1,013,345,123)............................................  1,011,964,306
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.28%).....   (41,544,813)
                                                              ------------
NET ASSETS APPLICABLE TO 75,823,125 SHARES
 OUTSTANDING-100.00%........................................  $970,419,493
                                                              ============
NET ASSET VALUE-BOND FUND STANDARD CLASS ($858,364,224 /
 67,060,459 SHARES).........................................       $12.800
                                                              ============
NET ASSET VALUE-BOND FUND SERVICE CLASS ($112,055,269 /
 8,762,666 SHARES)..........................................       $12.788
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:***
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $949,912,396
Undistributed net investment income.........................    20,759,210
Accumulated net realized gain on investments................     1,128,704
Net unrealized depreciation of investments..................    (1,380,817)
                                                              ------------
Total net assets............................................  $970,419,493
                                                              ============

------------------
 #Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note #7 in "Notes to Financial Statements".
 +Non-income producing security for the period ended June 30, 2004.
++Variable Rate Notes-The interest rate shown is the rate as of June 30, 2004.
 *Rate disclosed is yield at time of purchase.
## The security is being fair valued in accordance with the Fund's fair valuation policy. See Note #1 in "Notes to Financial Statements." At June 30, 2004, ten securities were fair valued which represented 2.66% of the Fund's net assets.
***See Note #4 in "Notes to Financial Statements."
CBO-Collateralized Bond Obligation
CDO-Collateralized Debt Obligation
FGIC-Insured by the Financial Guaranty Insurance Company
FSA-Insured by Financial Security Assurance
GNMA-Government National Mortgage Association
MBIA-Insured by the Municipal Bond Insurance Association
TBA-To Be Announced

                             See accompanying notes

                                  Bond Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS:
Investments at market (cost $1,013,345,123)...........  $1,011,964,306
Receivable for securities sold........................      41,350,450
Interest receivable...................................      11,005,854
Cash..................................................       3,597,614
Subscriptions receivable..............................         683,694
                                                        --------------
Total assets..........................................   1,068,601,918
                                                        --------------
LIABILITIES:
Payable for securities purchased......................      97,345,254
Liquidations payable..................................         366,686
Management fee payable................................         282,064
Other accrued expenses................................         188,421
                                                        --------------
Total liabilities.....................................      98,182,425
                                                        --------------
Total net assets......................................  $  970,419,493
                                                        ==============

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest..............................................  $   22,181,698
Dividends.............................................         128,322
                                                        --------------
                                                            22,310,020
                                                        --------------
EXPENSES:
Management fees.......................................       1,678,638
Accounting and administration expenses................         198,221
Distribution expenses-Service Class...................          94,157
Reports and statements to shareholders................          48,954
Custodian fees........................................          23,232
Professional fees.....................................          12,978
Trustees' fees........................................           2,586
Other.................................................          19,955
                                                        --------------
                                                             2,078,721
Less expense paid indirectly..........................          (6,807)
                                                        --------------
Total expenses........................................       2,071,914
                                                        --------------
NET INVESTMENT INCOME.................................      20,238,106
                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain on investments......................       2,768,584
Net change in unrealized appreciation/depreciation of
 investments..........................................     (22,146,138)
                                                        --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.......     (19,377,554)
                                                        --------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS...........................................  $      860,552
                                                        ==============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST--
BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                               ENDED
                                              6/30/04       YEAR ENDED
                                            (UNAUDITED)      12/31/03
                                           -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income....................  $  20,238,106   $  35,294,649
Net realized gain on investments:........      2,768,584      30,899,793
Net change in unrealized
 appreciation/depreciation of
 investments.............................    (22,146,138)     (7,264,334)
                                           -------------   -------------
Net increase in net assets resulting from
 operations..............................        860,552      58,930,108
                                           -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................     (3,379,075)    (36,182,097)
 Service Class...........................       (335,540)       (848,995)
Net realized gain on investments:
 Standard Class..........................    (25,387,049)     (7,541,718)
 Service Class...........................     (2,783,286)            (87)
                                           -------------   -------------
                                             (31,884,950)    (44,572,897)
                                           -------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................     83,520,551     249,689,885
 Service Class...........................     79,532,162      43,945,446
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................     28,766,124      43,723,815
 Service Class...........................      3,118,826         849,082
                                           -------------   -------------
                                             194,937,663     338,208,228
                                           -------------   -------------
Cost of shares repurchased:
 Standard Class..........................    (81,883,781)   (222,559,604)
 Service Class...........................     (8,857,019)     (2,778,624)
                                           -------------   -------------
                                             (90,740,800)   (225,338,228)
                                           -------------   -------------
Increase in net assets derived from
 capital share transactions..............    104,196,863     112,870,000
                                           -------------   -------------
NET INCREASE IN NET ASSETS...............     73,172,465     127,227,211
NET ASSETS:
Beginning of period......................    897,247,028     770,019,817
                                           -------------   -------------
End of period (including undistributed
 net investment income of $20,759,210 and
 $3,714,615, respectively)...............  $ 970,419,493   $ 897,247,028
                                           =============   =============

                             See accompanying notes

                                  Bond Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     BOND FUND STANDARD CLASS
                                  SIX MONTHS
                                     ENDED                                                 YEAR
                                  6/30/04(1)                                               ENDED
                                  (UNAUDITED)       12/31/03(2)       12/31/02(3)       12/31/01(4)       12/31/00       12/31/99
                                  -----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................   $ 13.223          $ 12.989          $ 12.382          $ 11.891         $ 11.436       $ 12.689

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(5)........      0.288             0.549             0.675             0.747            0.787          0.772
Net realized and unrealized gain
 (loss) on investments..........     (0.267)            0.382             0.560             0.349            0.426         (1.180)
                                   --------          --------          --------          --------         --------       --------
Total from investment
 operations.....................      0.021             0.931             1.235             1.096            1.213         (0.408)
                                   --------          --------          --------          --------         --------       --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income...........     (0.052)           (0.578)           (0.627)           (0.605)          (0.758)        (0.845)
Net realized gain on
 investments....................     (0.392)           (0.119)           (0.001)                -                -              -
                                   --------          --------          --------          --------         --------       --------
Total dividends and
 distributions..................     (0.444)           (0.697)           (0.628)           (0.605)          (0.758)        (0.845)
                                   --------          --------          --------          --------         --------       --------

Net asset value, end of
 period.........................   $ 12.800          $ 13.223          $ 12.989          $ 12.382         $ 11.891       $ 11.436
                                   ========          ========          ========          ========         ========       ========

Total return(6).................      0.19%             7.28%            10.13%             9.18%           10.89%         (3.27%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).......................   $858,364          $855,329          $770,020          $556,894         $337,187       $330,923
Ratio of expenses to average net
 assets.........................      0.43%             0.44%             0.44%             0.53%            0.55%          0.53%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly........      0.43%             0.44%             0.46%             0.53%            0.55%          0.53%
Ratio of net investment income
 to average net assets..........      4.37%             4.13%             5.29%             5.96%            6.55%          6.02%
Ratio of net investment income
 to average net assets prior to
 fees waived and expense paid
 indirectly.....................      4.37%             4.13%             5.27%             5.96%            6.55%          6.02%
Portfolio turnover..............       406%              652%              612%              712%             167%            39%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Bond Fund, Inc. was merged into the Bond Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Bond Fund, Inc.

(3)During the year ended December 31, 2002, Delaware Management Company and Lincoln Investment Advisers, former adviser, contractually waived a portion of their management fees. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement approved on December 9, 2002.

(4)As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(5)The average shares outstanding method has been applied for per share information for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001 and 2000.

(6)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                                  Bond Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                            BOND FUND SERVICE CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/15/03(2)
                                                              6/30/04(1)             TO
                                                              (UNAUDITED)         12/31/03
                                                              -----------------------------
Net asset value, beginning of period........................   $ 13.222            $13.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................      0.271              0.323
Net realized and unrealized loss on investments.............     (0.266)            (0.121)
                                                               --------            -------
Total from investment operations............................      0.005              0.202
                                                               --------            -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................     (0.047)            (0.561)
Net realized gain on investments............................     (0.392)            (0.119)
                                                               --------            -------
Total dividends and distributions...........................     (0.439)            (0.680)
                                                               --------            -------

Net asset value, end of period..............................   $ 12.788            $13.222
                                                               ========            =======
Total return(4).............................................      0.07%               1.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................   $112,055            $41,918
Ratio of expenses to average net assets.....................      0.68%               0.69%
Ratio of net investment income to average net assets........      4.12%               3.84%
Portfolio turnover..........................................       406%                652%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                                 Bond Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ official closing price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2004, were $6,807. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $181,090.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004, fees for these services amounted to $17,131.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

                                 Bond Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $282,064
Accounting and Administration Fees Payable to DSC...........    59,530
Administration Fees Payable to Lincoln Life.................     2,644
Distribution Fees Payable to the Companies..................    58,116

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $907,926,023 and sales of $872,658,266 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2004, the Fund made purchases of $1,042,110,671 and sales of $983,206,904 of U.S. government securities. At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $1,014,463,899. At June 30, 2004, net unrealized depreciation was $2,499,593, of which $10,681,684 related to unrealized appreciation of investments and $13,181,277 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                          SIX MONTHS
                                             ENDED           YEAR ENDED
                                           6/30/04*           12/31/03
                                          -----------        -----------
Ordinary income.........................  $24,579,836        $43,077,450
Long-term capital gain..................    7,305,114          1,495,447
                                          -----------        -----------
Total...................................  $31,884,950        $44,572,897
                                          ===========        ===========

------------------
*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $949,912,396
Undistributed ordinary income...........................     20,759,210
Undistributed long-term capital gain....................      2,247,480
Unrealized depreciation of investments..................     (2,499,593)
                                                           ------------
Net assets..............................................   $970,419,493
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

  UNDISTRIBUTED
       NET                  ACCUMULATED
    INVESTMENT             REALIZED GAIN
      INCOME                  (LOSS)
  --------------           -------------
     $521,104                $(521,104)

                                 Bond Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED              ENDED
                                                6/30/04           12/31/03
                                               ----------        -----------
Shares sold:
 Standard Class..............................  6,290,629          18,778,093
 Service Class...............................  6,022,946           3,314,110
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................  2,269,516           3,345,182
 Service Class...............................    246,216              65,840
                                               ----------        -----------
                                               14,829,307         25,503,225
                                               ----------        -----------
Shares repurchased:
 Standard Class..............................  (6,184,660)       (16,721,550)
 Service Class...............................   (676,752)           (209,694)
                                               ----------        -----------
                                               (6,861,412)       (16,931,244)
                                               ----------        -----------
Net increase.................................  7,967,895           8,571,981
                                               ==========        ===========

6. CREDIT AND MARKET RISK
The Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

7. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                                 Bond Fund- 13

                           CAPITAL APPRECIATION FUND

                                  (JANUS LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Capital Appreciation Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- CAPITAL APPRECIATION FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK-96.91%
    AEROSPACE & DEFENSE-2.89%
    Boeing.................................       55,795   $    2,850,567
    General Dynamics.......................       37,495        3,723,254
    Honeywell International................       99,895        3,659,154
    Lockheed Martin........................      187,075        9,742,865
    Smiths Industries (Great Britian)......       89,805        1,218,203
                                                           --------------
                                                               21,194,043
                                                           --------------
    BANKING & FINANCE-4.58%
    Bank of New York.......................      416,980       12,292,571
    CIT Group..............................       99,965        3,827,660
    J.P. Morgan Chase......................       20,790          806,028
    Mitsubishi Tokyo Financial (Japan).....          634        5,868,487
    Northern Trust.........................      160,510        6,786,363
    Schwab (Charles).......................      357,711        3,437,603
    Sumitomo Mitsui Financial Group
     (Japan)...............................           81          555,267
                                                           --------------
                                                               33,573,979
                                                           --------------
    BUILDINGS & MATERIALS-1.00%
    Masco..................................      124,020        3,866,944
  + NVR....................................        7,075        3,425,715
                                                           --------------
                                                                7,292,659
                                                           --------------
    BUSINESS SERVICES-2.50%
    ARAMARK Class B........................      113,520        3,264,835
    Cendant................................      116,490        2,851,675
  + Iron Mountain..........................       43,100        2,080,006
    Robert Half International..............      339,850       10,117,335
                                                           --------------
                                                               18,313,851
                                                           --------------
    CABLE, MEDIA & PUBLISHING-15.49%
    Clear Channel Communications...........       37,655        1,391,352
  + Comcast Special Class A................    1,526,305       42,141,281
  + Lamar Advertising......................      151,750        6,578,363
  + Time Warner............................    2,542,027       44,688,834
  + Univision Communications Class A.......      584,847       18,674,165
                                                           --------------
                                                              113,473,995
                                                           --------------
    CAPITAL GOODS-0.34%
    Pentair................................       73,950        2,487,678
                                                           --------------
                                                                2,487,678
                                                           --------------
    CHEMICALS-1.46%
    Ecolab.................................      117,005        3,709,059
    International Flavors & Fragrances.....       52,015        1,945,361
    Sigma-Aldrich..........................       84,880        5,059,696
                                                           --------------
                                                               10,714,116
                                                           --------------
    COMPUTERS & TECHNOLOGY-2.18%
  + Ceridian...............................      185,795        4,180,388
  + Electronic Arts........................       38,760        2,114,358
    Microsoft..............................      130,565        3,728,936
  + Yahoo!.................................      162,620        5,907,985
                                                           --------------
                                                               15,931,667
                                                           --------------

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    CONSUMER PRODUCTS-5.36%
    3M.....................................      160,950   $   14,487,109
    Colgate-Palmolive......................      217,220       12,696,509
    Procter & Gamble.......................      221,440       12,055,194
                                                           --------------
                                                               39,238,812
                                                           --------------
    CONSUMER SERVICES-2.06%
  + Apollo Group Class A...................       66,060        5,832,437
    Paychex................................      233,785        7,920,636
    Strayer Education......................       12,205        1,361,712
                                                           --------------
                                                               15,114,785
                                                           --------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-15.94%
  + Applied Materials......................      183,225        3,594,875
  + ATI Technologies.......................       70,400        1,327,744
  + Broadcom Class A.......................       61,715        2,886,411
  + Dionex.................................       37,400        2,063,358
  + KLA-Tencor.............................       78,370        3,869,911
    Linear Technology......................    1,114,875       44,004,115
    Maxim Integrated Products..............      949,280       49,761,257
    Samsung Electronics (South Korea)......        5,270        2,175,500
    Texas Instruments......................      291,395        7,045,930
                                                           --------------
                                                              116,729,101
                                                           --------------
    ENERGY-0.14%
    BP ADR.................................       18,840        1,009,259
                                                           --------------
                                                                1,009,259
                                                           --------------
    ENVIRONMENTAL SERVICES-0.22%
  + Stericycle.............................       31,160        1,612,218
                                                           --------------
                                                                1,612,218
                                                           --------------
    FOOD, BEVERAGE & TOBACCO-1.14%
    Sysco..................................      145,770        5,228,770
    Whole Foods Market.....................       32,715        3,122,647
                                                           --------------
                                                                8,351,417
                                                           --------------
    HEALTHCARE & PHARMACEUTICALS-7.52%
    Alcon..................................       90,975        7,155,183
  + Amgen..................................       48,630        2,653,739
  + Apogent Technologies...................      152,585        4,882,720
  + Caremark Rx............................       69,505        2,289,495
  + Genentech..............................        6,020          338,324
  + Gilead Sciences........................       10,920          731,640
    Hillenbrand Industries.................       55,240        3,339,258
  + Invitrogen.............................       29,530        2,125,865
    Medtronic..............................       80,990        3,945,833
  + Patterson Dental.......................       43,010        3,289,835
    Roche Holding (Switzerland)............       17,595        1,742,079
  + St.Jude Medical........................       74,690        5,650,299
    Stryker................................      131,170        7,214,349
    Synthes-Stratec (Switzerland)..........       23,864        2,720,046
    UnitedHealth Group.....................       55,535        3,457,054

                          Capital Appreciation Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
  + Varian Medical Systems.................       24,385   $    1,934,950
  + Zimmer Holdings........................       18,225        1,607,445
                                                           --------------
                                                               55,078,114
                                                           --------------
    INDUSTRIAL MACHINERY-4.74%
    Illinois Tool Works....................       91,205        8,745,647
    Kennametal.............................      120,730        5,529,434
    Precision Castparts....................       68,055        3,721,928
    Rockwell Automation....................        4,750          178,173
    Tyco International.....................      500,305       16,580,108
                                                           --------------
                                                               34,755,290
                                                           --------------
    INSURANCE-6.11%
    AFLAC..................................       79,495        3,244,191
    Berkley (W.R.).........................      120,293        5,166,584
  + Berkshire Hathaway Class A.............           14        1,245,300
  + Berkshire Hathaway Class B.............        3,164        9,349,620
    MGIC Investment........................      210,625       15,978,013
    PartnerRe..............................       86,625        4,914,236
    RenaissanceRe Holdings.................       90,200        4,866,290
                                                           --------------
                                                               44,764,234
                                                           --------------
    LEISURE, LODGING & ENTERTAINMENT-0.99%
    Four Seasons Hotels....................       30,705        1,848,748
    Starwood Hotels & Resorts Worldwide....       43,960        1,971,606
    Winnebago Industries...................       92,095        3,433,302
                                                           --------------
                                                                7,253,656
                                                           --------------
    METALS & MINING-0.52%
    Cia Vale do Rio Doce ADR...............       80,375        3,821,831
                                                           --------------
                                                                3,821,831
                                                           --------------
    PACKAGING & CONTAINERS-1.96%
    Ball...................................       88,925        6,407,045
    Bemis..................................      211,770        5,982,503
  + Sealed Air.............................       36,550        1,947,019
                                                           --------------
                                                               14,336,567
                                                           --------------
    REAL ESTATE-0.21%
    Ryland Group...........................       19,245        1,504,959
                                                           --------------
                                                                1,504,959
                                                           --------------

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    RETAIL-10.63%
  + Amazon.Com.............................      231,880   $   12,614,272
    Costco Wholesale.......................      146,475        6,015,728
  + eBay...................................       83,840        7,709,088
    Foot Locker............................      131,355        3,197,181
    Gap....................................      316,500        7,675,125
  + Kohl's.................................       70,500        2,980,740
    McDonald's.............................      463,280       12,045,280
    Outback Steakhouse.....................       58,135        2,404,464
    Staples................................      162,865        4,773,573
    Walgreen...............................      510,325       18,478,868
                                                           --------------
                                                               77,894,319
                                                           --------------
    TELECOMMUNICATIONS-4.85%
  + Cisco Systems..........................    1,163,882       27,584,004
  + Corning................................      209,055        2,730,258
    Nokia ADR..............................      360,835        5,246,541
                                                           --------------
                                                               35,560,803
                                                           --------------
    TEXTILES, APPAREL & FURNITURE-0.39%
    Burberry (Great Britain)...............      387,871        2,871,647
                                                           --------------
                                                                2,871,647
                                                           --------------
    TRANSPORTATION & SHIPPING-3.69%
    Canadian National Railway..............      103,515        4,512,219
  + Ryanair Holdings ADR...................      192,405        6,307,036
    United Parcel Service Class B..........      215,140       16,172,074
                                                           --------------
                                                               26,991,329
                                                           --------------
    TOTAL COMMON STOCK
     (COST $530,548,532)...................                   709,870,329
                                                           --------------
                                              PRINCIPAL
                                               AMOUNT
  * DISCOUNT NOTE-1.98%
    Federal Home Loan
     1.25% 7/1/04..........................  $14,500,000       14,500,000
                                                           --------------
    TOTAL DISCOUNT NOTE
     (COST $14,500,000)....................                    14,500,000
                                                           --------------
  * CONVERTIBLE BONDS-0.38%
    COMPUTERS & TECHNOLOGY-0.38%
 ## Mercury Interactive
     0.556% 5/1/08.........................    2,500,000        2,790,625
                                                           --------------
    TOTAL CONVERTIBLE BONDS
     (COST $2,681,814).....................                     2,790,625
                                                           --------------

                          Capital Appreciation Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.27% (COST
 $547,730,346)..............................................  $ 727,160,954
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.73%.......      5,314,999
                                                              -------------
NET ASSETS APPLICABLE TO 42,492,635 SHARES
 OUTSTANDING-100.00%........................................  $ 732,475,953
                                                              =============
NET ASSET VALUE-CAPITAL APPRECIATION FUND STANDARD CLASS
 ($731,645,464 / 42,444,321 SHARES).........................        $17.238
                                                              =============
NET ASSET VALUE-CAPITAL APPRECIATION FUND SERVICE CLASS
 ($830,489 / 48,314 SHARES).................................        $17.189
                                                              =============
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:#
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $ 994,202,138
Undistributed net investment income**.......................        160,742
Accumulated net realized loss on investments................   (441,157,574)
Net unrealized appreciation of investments and foreign
 currencies.................................................    179,270,647
                                                              -------------
Total net assets............................................  $ 732,475,953
                                                              =============

------------------
 +Non-income producing security for the period ended June 30, 2004.

 *Rate disclosed is yield at time of purchase.

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

##Zero coupon bond. The interest rate shown is the yield at the time of purchase.

 #See Note #4 in "Notes to Financial Statements."

ADR-American Depositary Receipts

                             See accompanying notes

                          Capital Appreciation Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 2,553,066
Interest.................................................       53,559
Foreign tax withheld.....................................      (25,254)
                                                           -----------
                                                             2,581,371
                                                           -----------
EXPENSES:
Management fees..........................................    2,751,859
Accounting and administration expenses...................      167,252
Reports and statements to shareholders...................       42,897
Custodian fees...........................................       19,108
Professional fees........................................       12,702
Trustees' Fees...........................................        2,586
Distribution expenses-Service Class......................          924
Other....................................................       17,201
                                                           -----------
                                                             3,014,529
Less expense paid indirectly.............................         (210)
                                                           -----------
Total expenses...........................................    3,014,319
                                                           -----------
NET INVESTMENT LOSS......................................     (432,948)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain on:
 Investments.............................................   18,225,219
 Foreign currencies......................................      414,313
                                                           -----------
Net realized gain........................................   18,639,532
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................      541,520
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   19,181,052
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $18,748,104
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                             6/30/04       YEAR ENDED
                                           (UNAUDITED)      12/31/03
                                           ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment loss......................  $   (432,948)  $    (715,868)
Net realized gain (loss) on investments
 and foreign currencies..................    18,639,532      (7,065,413)
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies..................       541,520     209,929,945
                                           ------------   -------------
Net increase in net assets resulting from
 operations..............................    18,748,104     202,148,664
                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................     6,596,760      11,752,048
 Service Class...........................       508,798         435,344
                                           ------------   -------------
                                              7,105,558      12,187,392
                                           ------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (83,222,510)   (102,556,911)
 Service Class...........................      (157,709)        (20,014)
                                           ------------   -------------
                                            (83,380,219)   (102,576,925)
                                           ------------   -------------
Decrease in net assets derived from
 capital share transactions..............   (76,274,661)    (90,389,533)
                                           ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS....   (57,526,557)    111,759,131
NET ASSETS:
Beginning of period......................   790,002,510     678,243,379
                                           ------------   -------------
End of period (including undistributed
 net investment income (loss) of $160,742
 and $(2,195), respectively).............  $732,475,953   $ 790,002,510
                                           ============   =============

                             See accompanying notes

                          Capital Appreciation Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                CAPITAL APPRECIATION FUND STANDARD CLASS
                                       SIX MONTHS
                                          ENDED
                                       6/30/04(1)                                      YEAR ENDED
                                       (UNAUDITED)      12/31/03(2)      12/31/02       12/31/01        12/31/00        12/31/99
                                       ------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..............................   $ 16.793          $ 12.678       $ 17.358      $   25.345      $   31.466      $   21.772

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(3)......     (0.010)           (0.014)        (0.032)         (0.035)         (0.047)          0.007
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies..........................      0.455             4.129         (4.648)         (6.035)         (4.694)          9.839
                                        --------          --------       --------      ----------      ----------      ----------
Total from investment operations.....      0.445             4.115         (4.680)         (6.070)         (4.741)          9.846
                                        --------          --------       --------      ----------      ----------      ----------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments.....         --                --             --          (1.917)         (1.380)         (0.152)
                                        --------          --------       --------      ----------      ----------      ----------
Total dividends and distributions....         --                --             --          (1.917)         (1.380)         (0.152)
                                        --------          --------       --------      ----------      ----------      ----------

Net asset value, end of period.......   $ 17.238          $ 16.793       $ 12.678      $   17.358      $   25.345      $   31.466
                                        ========          ========       ========      ==========      ==========      ==========

Total return(4)......................      2.65%            32.45%       (26.96)%        (25.88)%        (15.85)%          45.45%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)............................   $731,645          $789,544       $678,243      $1,125,648      $1,689,681      $1,913,076
Ratio of expenses to average net
 assets..............................      0.80%             0.82%          0.80%           0.78%           0.76%           0.78%
Ratio of net investment income (loss)
 to average net assets...............    (0.12%)           (0.10%)        (0.21%)         (0.18%)         (0.15%)           0.03%
Portfolio turnover...................        23%               21%            27%             48%             62%             60%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Capital Appreciation Fund, Inc. was merged into the Capital Appreciation Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Capital Appreciation Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                          Capital Appreciation Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                    CAPITAL APPRECIATION FUND SERVICE CLASS

                                                               SIX MONTHS
                                                                 ENDED            5/15/03(2)
                                                               6/30/04(1)             TO
                                                              (UNAUDITED)          12/31/03
                                                              ------------------------------
Net asset value, beginning of period........................    $ 16.766           $ 14.021

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)......................................      (0.030)            (0.036)
Net realized and unrealized gain on investments and foreign
 currencies.................................................       0.453              2.781
                                                                --------           --------
Total from investment operations............................       0.423              2.745
                                                                --------           --------

Net asset value, end of period..............................    $ 17.189           $ 16.766
                                                                ========           ========
Total return(4).............................................       2.52%             19.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $    831           $    458
Ratio of expenses to average net assets.....................       1.05%              1.06%
Ratio of net investment loss to average net assets..........     (0.37%)            (0.37%)
Portfolio turnover..........................................         23%             21%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                          Capital Appreciation Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to Capital Appreciation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term growth of capital in a manner consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2004, were $210. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Janus Capital Management LLC (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

                          Capital Appreciation Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $151,822.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004, fees for these services amounted to $15,430.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $438,187
Accounting and Administration Fees Payable to DSC...........    48,700
Administration Fees Payable to Lincoln Life.................     1,250
Distribution Fees Payable to the Companies..................       526

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $83,430,598 and sales of $162,931,788 of investment securities other than short-term investments. At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $548,047,878. At June 30, 2004, net unrealized appreciation was $179,113,076, of which $214,206,068 related to unrealized appreciation of investments and $35,092,992 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. There were no dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...............................  $ 994,202,138
Capital loss carryforwards..................................   (440,840,042)
Unrealized appreciation of investments and foreign
 currencies.................................................    179,113,857
                                                              -------------
Net assets..................................................  $ 732,475,953
                                                              =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

    UNDISTRIBUTED
         NET                   PAID-IN
  INVESTMENT INCOME            CAPITAL
  -----------------           ----------
      $181,572                $(181,572)

At December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $459,065,261 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$305,196,180 expires in 2009, $123,927,079 expires in 2010 and $29,942,002 expires in 2011.

For the six months ended June 30, 2004, the Fund had capital gains of $18,225,219, which may be offset by the capital loss carryforwards.

                          Capital Appreciation Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/04           12/31/03
                                            ----------        ----------
Shares sold:
 Standard Class...........................    397,290            830,074
 Service Class............................     30,398             28,582
                                            ----------        ----------
                                              427,688            858,656
                                            ----------        ----------
Shares repurchased:
 Standard Class...........................  (4,970,581)       (7,310,501)
 Service Class............................     (9,421)            (1,245)
                                            ----------        ----------
                                            (4,980,002)       (7,311,746)
                                            ----------        ----------
Net decrease..............................  (4,552,314)       (6,453,090)
                                            ==========        ==========

6. SUPPLEMENTAL FINANCIAL INSTRUMENTS INFORMATION

Foreign Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at June 30, 2004:

                                                                                                                  UNREALIZED
                                                      IN EXCHANGE                                                APPRECIATION
        CONTRACTS TO DELIVER                              FOR                       SETTLEMENT DATE             (DEPRECIATION)
------------------------------------           -------------------------           ------------------           --------------
 4,500,000 European Monetary Units               US $    5,453,388                 September 27, 2004             $ (14,252)
345,000,000 Japanese Yen                         US $    3,132,125                 September 27, 2004               (42,975)
 1,375,000 British Pounds                        US $    2,445,754                 November 19, 2004                (17,492)
   108,257 Swiss Francs                          US $       86,600                    July 1, 2004                       161
 2,800,000 Swiss Francs                          US $    2,157,165                  October 15, 2004                (86,184)
                                                                                                                  ----------
                                                                                                                  $(160,742)
                                                                                                                  ==========

7. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At June 30, 2004, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

                          Capital Appreciation Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                         Capital Appreciation Fund- 10

                               EQUITY-INCOME FUND

                          (FIDELITY INVESTMENTS LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Equity-Income Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- EQUITY-INCOME FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    COMMON STOCK-98.08%
    AEROSPACE & DEFENSE-3.65%
    Goodrich.................................      483,300   $ 15,625,089
    Honeywell International..................      239,100      8,758,233
    Lockheed Martin..........................       25,770      1,342,102
    Precision Castparts......................       63,200      3,456,408
                                                             ------------
                                                               29,181,832
                                                             ------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.36%
    Ford Motor...............................      100,100      1,566,565
    Nissan Motor ADR.........................       58,300      1,304,171
                                                             ------------
                                                                2,870,736
                                                             ------------
    BANKING-10.89%
    American Express.........................       64,500      3,314,010
    Bank of America..........................      246,100     20,824,982
    Bank of New York.........................       66,118      1,949,159
    Bank One.................................      187,300      9,552,300
    Fifth Third Bancorp......................       69,700      3,748,466
    J.P. Morgan Chase........................      243,400      9,436,618
    Morgan Stanley...........................      210,800     11,123,916
    Northern Trust...........................       39,400      1,665,832
    Wachovia.................................      212,300      9,447,350
    Wells Fargo..............................      279,400     15,990,062
                                                             ------------
                                                               87,052,695
                                                             ------------
    CABLE, MEDIA & PUBLISHING-8.35%
    Belo Class A.............................      107,900      2,897,115
  + DIRECTV Group............................       28,400        485,640
    Donnelley (R.R.) & Sons..................      136,300      4,500,626
  + InterActiveCorp..........................      554,600     16,715,644
    McGraw-Hill Companies....................       23,300      1,784,081
    News Corp Limited ADR....................      493,400     17,476,228
    Omnicom Group............................      101,600      7,710,424
    Viacom Class B...........................      297,100     10,612,412
    Washington Post-Class B..................        1,800      1,674,018
  + XM Satellite Radio Class A...............      104,800      2,859,992
                                                             ------------
                                                               66,716,180
                                                             ------------
    CHEMICALS-3.47%
    Air Products & Chemicals.................      210,100     11,019,745
    Eastman Chemical.........................      246,400     11,391,072
  + FMC......................................      100,800      4,345,488
    Lyondell Chemical........................       55,000        956,450
                                                             ------------
                                                               27,712,755
                                                             ------------
    COMPUTERS & TECHNOLOGY-8.12%
  + Apple Computer...........................       62,400      2,030,496
    Diebold..................................       97,400      5,149,538
  + EMC......................................       56,300        641,820
    International Business Machines..........      433,300     38,195,395
    Microsoft................................      624,300     17,830,008
  + Salesforce.com...........................        5,100         81,957
  + Take-Two Interactive Software............       30,600        937,584
                                                             ------------
                                                               64,866,798
                                                             ------------

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    COMMON STOCKS (CONTINUED)
    CONSUMER PRODUCTS-3.26%
    3M.......................................       20,200   $  1,818,202
    Colgate-Palmolive........................      135,300      7,908,285
    Estee Lauder-Class A.....................       43,500      2,121,930
    Gillette.................................      185,600      7,869,440
    McKesson.................................       92,200      3,165,226
    Procter & Gamble.........................       58,500      3,184,740
                                                             ------------
                                                               26,067,823
                                                             ------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-1.82%
    General Electric.........................      449,400     14,560,560
                                                             ------------
                                                               14,560,560
                                                             ------------
    ENERGY-13.97%
    Ashland..................................       41,200      2,175,772
    BP ADR...................................      235,000     12,588,950
    Burlington Resources.....................    1,183,800     42,829,883
    ENSCO International......................      180,800      5,261,280
    Exxon Mobil..............................      930,600     41,327,946
  + Rowan Companies..........................       22,600        549,858
  + Smith International......................       10,800        602,208
  + Weatherford International................      140,520      6,320,590
                                                             ------------
                                                              111,656,487
                                                             ------------
    FINANCE-11.60%
    Allied Capital...........................       63,800      1,557,996
    Citigroup................................      551,566     25,647,819
    Fannie Mae...............................      348,800     24,890,368
    Schwab (Charles).........................    3,449,750     33,152,098
    SLM......................................      183,900      7,438,755
                                                             ------------
                                                               92,687,036
                                                             ------------
    FOOD, BEVERAGE & TOBACCO-2.53%
    Altria Group.............................       39,900      1,996,995
    Coca-Cola................................       51,100      2,579,528
    McCormick & Company......................      228,600      7,772,400
  + Safeway..................................      309,700      7,847,798
                                                             ------------
                                                               20,196,721
                                                             ------------
    HEALTHCARE & PHARMACEUTICALS-5.69%
    Cardinal Health..........................       28,000      1,961,400
    Johnson & Johnson........................       17,000        946,900
    Medtronic................................      148,950      7,256,844
    Merck & Company..........................      129,800      6,165,500
    Pfizer...................................      567,600     19,457,344
  + Tenet Healthcare.........................      256,000      3,432,960
    UnitedHealth Group.......................       57,000      3,548,250
    Wyeth....................................       74,100      2,679,456
                                                             ------------
                                                               45,448,654
                                                             ------------
    INDUSTRIAL MACHINERY-3.97%
    Caterpillar..............................       61,000      4,845,840
    Deere....................................       62,000      4,348,680
    Dover....................................      522,600     22,001,460
    Pall.....................................       21,500        563,085
                                                             ------------
                                                               31,759,065
                                                             ------------

                             Equity-Income Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

    COMMON STOCKS (CONTINUED)
    INSURANCE-5.23%
    AFLAC....................................       51,900      2,118,039
    American International Group.............      490,180     34,940,030
    Chubb....................................       19,800      1,349,964
    Scottish Annuity & Life..................       18,320        425,940
    St. Paul Travelers.......................       72,900      2,955,366
                                                             ------------
                                                               41,789,339
                                                             ------------
    LEISURE, LODGING & ENTERTAINMENT-0.67%
    Hilton Hotels............................      178,200      3,325,212
    Marriott International-Class A...........       40,400      2,015,152
                                                             ------------
                                                                5,340,364
                                                             ------------
    METALS & MINING-0.89%
    Alcoa....................................       94,500      3,121,335
  + International Steel Group................       62,700      1,865,325
    Nucor....................................       28,300      2,172,308
                                                             ------------
                                                                7,158,968
                                                             ------------
    OFFICE/INDUSTRIAL REITS-0.19%
    Apartment Investment & Management........        7,400        230,362
    Capital Automotive.......................       22,000        645,260
    CenterPoint Properties...................        8,500        652,375
                                                             ------------
                                                                1,527,997
                                                             ------------
    PACKAGING & CONTAINERS-0.54%
  + Smurfit-Stone Container..................      218,339      4,355,863
                                                             ------------
                                                                4,355,863
                                                             ------------
    RETAIL-1.21%
    Albertson's..............................      139,400      3,699,676
  + Cabela's Class A.........................          200          5,390
    Penney (J.C.)............................      158,400      5,981,184
                                                             ------------
                                                                9,686,250
                                                             ------------
    TELECOMMUNICATIONS-7.55%
    Nokia ADR................................       22,800        331,512
    SBC Communications.......................      584,900     14,183,825

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    COMMON STOCKS (CONTINUED)
    TELECOMMUNICATIONS (CONTINUED)
    Sprint-FON Group.........................      478,000      8,412,800
    Verizon Communications...................    1,035,000     37,456,650
                                                             ------------
                                                               60,384,787
                                                             ------------
    TEXTILES, APPAREL & FURNITURE-0.18%
    Polo Ralph Lauren........................       41,700      1,436,565
                                                             ------------
                                                                1,436,565
                                                             ------------
    TRANSPORTATION & SHIPPING-2.67%
  + Landstar System..........................       55,800      2,950,146
    Norfolk Southern.........................      645,900     17,129,268
    Werner Enterprises.......................       58,764      1,239,920
                                                             ------------
                                                               21,319,334
                                                             ------------
    UTILITIES-1.27%
    American Electric Power..................      105,000      3,360,000
    Entergy..................................      121,800      6,822,018
                                                             ------------
                                                               10,182,018
                                                             ------------
    TOTAL COMMON STOCK
     (COST $701,180,557).....................                 783,958,827
                                                             ------------
    CONVERTIBLE PREFERRED STOCK-0.21%
    COMPUTERS & TECHNOLOGY-0.21%
    Xerox 6.25%..............................       12,600      1,668,240
                                                             ------------
    TOTAL CONVERTIBLE PREFERRED STOCK
     (COST $1,457,225).......................                   1,668,240
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
  * COMMERCIAL PAPER-1.62%
    UBS Finance 1.42% 7/1/04.................  $12,930,000     12,930,000
                                                             ------------
    TOTAL COMMERCIAL PAPER
     (COST $12,930,000)......................                  12,930,000
                                                             ------------

                             Equity-Income Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.91% (COST
 $715,567,782)..............................................  $798,557,067
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.09%.......       726,212
                                                              ------------
NET ASSETS APPLICABLE TO 48,003,196 SHARES
 OUTSTANDING-100.00%........................................  $799,283,279
                                                              ============
NET ASSET VALUE-EQUITY-INCOME FUND STANDARD CLASS
 ($799,272,807 / 48,002,567 SHARES).........................       $16.651
                                                              ============
NET ASSET VALUE-EQUITY-INCOME FUND SERVICE CLASS ($10,472 /
 629.1 SHARES)..............................................       $16.646
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:++
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $707,866,675
Undistributed net investment income**.......................     4,410,049
Accumulated net realized gain on investments................     4,017,270
Net unrealized appreciation of investments and foreign
 currencies.................................................    82,989,285
                                                              ------------
Total net assets............................................  $799,283,279
                                                              ============

------------------
 +Non-income producing security for the period ended June 30, 2004.

++See Note #4 in "Notes to Financial Statements."

 *Rate disclosed is yield at time of purchase.

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

ADR-American Depositary Receipts

REIT-Real Estate Investment Trust

                             See accompanying notes

                             Equity-Income Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $  7,240,918
Interest................................................       135,070
Other...................................................       259,010
Foreign tax withheld....................................        (2,571)
                                                          ------------
                                                             7,632,427
                                                          ------------
EXPENSES:
Management fees.........................................     2,959,078
Accounting and administration expenses..................       178,510
Reports and statements to shareholders..................        33,716
Custodian fees..........................................        22,943
Professional fees.......................................        12,875
Trustees' fees..........................................         2,586
Distribution expenses-Service Class.....................             3
Other...................................................        13,990
                                                          ------------
                                                             3,223,701
Less expense paid indirectly............................          (347)
                                                          ------------
Total expenses..........................................     3,223,354
                                                          ------------
NET INVESTMENT INCOME...................................     4,409,073
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain on:
 Investments............................................    28,182,495
 Foreign currencies.....................................           976
                                                          ------------
Net realized gain.......................................    28,183,471
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies.....................   (30,420,462)
                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
 FOREIGN CURRENCIES.....................................    (2,236,991)
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $  2,172,082
                                                          ============

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/04       YEAR ENDED
                                            (UNAUDITED)      12/31/03
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  4,409,073   $  7,828,184
Net realized gain on investments and
 foreign currencies.......................    28,183,471     47,184,138
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................   (30,420,462)   140,361,524
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................     2,172,082    195,373,846
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................             -     (6,854,617)
                                            ------------   ------------
                                                       -     (6,854,617)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    16,033,249     33,033,473
 Service Class............................        10,000              -
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................             -      6,854,617
                                            ------------   ------------
                                              16,043,249     39,888,090
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (29,660,147)   (36,009,695)
                                            ------------   ------------
Increase (decrease) in net assets derived
 from capital share transactions..........   (13,616,898)     3,878,395
                                            ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS.....   (11,444,816)   192,397,624
NET ASSETS:
Beginning of period.......................   810,728,095    618,330,471
                                            ------------   ------------
End of period (including undistributed net
 investment income of $4,410,049 and
 $1,109,749, respectively)................  $799,283,279   $810,728,095
                                            ============   ============

                             See accompanying notes

                             Equity-Income Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 EQUITY-INCOME FUND STANDARD CLASS
                                   SIX MONTHS
                                      ENDED
                                   6/30/04(1)                                         YEAR ENDED
                                   (UNAUDITED)        12/31/03(2)        12/31/02        12/31/01        12/31/00        12/31/99
                                   ----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..........................   $ 16.595           $ 12.653          $ 15.339        $ 17.443        $ 22.047        $ 21.715

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3).........      0.090              0.163             0.162           0.197           0.164           0.189
Net realized and unrealized gain
 (loss) on investments and
 foreign currencies..............     (0.034)             3.921            (2.544)         (1.420)          1.583           1.204
                                    --------           --------          --------        --------        --------        --------
Total from investment
 operations......................      0.056              4.084            (2.382)         (1.223)          1.747           1.393
                                    --------           --------          --------        --------        --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income............          -             (0.142)           (0.148)         (0.177)         (0.125)         (0.171)
Net realized gain on
 investments.....................          -                  -            (0.156)         (0.704)         (6.226)         (0.890)
                                    --------           --------          --------        --------        --------        --------
Total dividends and
 distributions...................          -             (0.142)           (0.304)         (0.881)         (6.351)         (1.061)
                                    --------           --------          --------        --------        --------        --------
Net asset value, end of period...   $ 16.651           $ 16.595          $ 12.653        $ 15.339        $ 17.443        $ 22.047
                                    ========           ========          ========        ========        ========        ========
Total return(4)..................      0.34%             32.35%           (15.67%)         (7.34%)         10.62%           6.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)........................   $799,273           $810,728          $618,330        $799,166        $866,074        $990,758
Ratio of expenses to average net
 assets..........................      0.80%              0.82%             0.82%           0.80%           0.79%           0.79%
Ratio of net investment income to
 average net assets..............      1.09%              1.15%             1.16%           1.23%           0.89%           0.86%
Portfolio turnover...............       118%               134%              130%            127%            143%            191%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Equity-Income Fund, Inc. was merged into the Equity-Income Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Equity Income Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                             Equity-Income Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                         EQUITY-INCOME FUND SERVICE CLASS

                                                             5/19/04(1)
                                                                 TO
                                                               6/30/04
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $15.895

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.009
Net realized and unrealized gain on investments and foreign
 currencies................................................      0.742
                                                               -------
Total from investment operations...........................      0.751
                                                               -------

Net asset value, end of period.............................    $16.646
                                                               =======

Total return(3)............................................      4.73%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $    10
Ratio of expenses to average net assets....................      1.05%
Ratio of net investment income to average net assets.......      0.84%
Portfolio turnover(4)......................................       118%

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(4)The portfolio turnover is representative for the entire Fund for the six months ended June 30, 2004 and has been annualized.

                             See accompanying notes

                             Equity-Income Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to Equity-Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares commenced operations on May 19, 2004. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the six months ended June 30, 2004, the Fund accrued $259,010 under the program, which is included in "other" income on the Statement of Operations.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2004, were $347. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

                             Equity-Income Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Fidelity Management & Research Company (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $164,880.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004, fees for these services amounted to $13,630.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $476,669
Accounting and Administration Fees Payable to DSC...........    55,555
Administration Fees Payable to Lincoln Life.................     4,611
Distribution Fees Payable to the Companies..................         3

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $463,683,214 and sales of $473,952,639 of investment securities other than short-term investments. At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $722,330,819. At June 30, 2004, net unrealized appreciation was $76,226,248 of which $87,918,284 related to unrealized appreciation of investments and $11,692,036 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/04           12/31/03
                                           ----------        ----------
Ordinary income..........................    $   -           $6,854,617

In addition, the Fund estimated an ordinary income consent dividend of $1,109,749 for the year ended December 31, 2003. Such amount has been deemed paid and contributed to the Fund as additional paid in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $707,866,675
Undistributed ordinary income...........................      4,410,049
Undistributed long-term capital gain....................     10,780,307
Unrealized appreciation of investments and foreign
 currencies.............................................     76,226,248
                                                           ------------
Net assets..............................................   $799,283,279
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                             Equity-Income Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications.

  UNDISTRIBUTED
  NET INVESTMENT                                  PAID-IN
      INCOME                                      CAPITAL
  --------------                                 ----------
   $(1,109,749)                                  $1,109,749

At December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $14,614,096 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$14,614,096 expires in 2010.

For the six months ended June 30, 2004, the Fund had capital gains of $28,182,495, which may offset the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS*
                                                  ENDED           YEAR ENDED
                                                 6/30/04           12/31/03
                                               -----------        ----------
Shares sold:
 Standard Class..............................     955,107          2,268,515
 Service Class...............................         629                  -
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................           -            438,219
                                               ----------         ----------
                                                  955,736          2,706,734
                                               ----------         ----------
Shares repurchased:
 Standard Class..............................  (1,805,890)        (2,723,363)
                                               ----------         ----------
Net decrease.................................    (850,154)           (16,629)
                                               ==========         ==========

------------------
*Service Class shares commenced operations on May 19, 2004.

6. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of June 30, 2004, the Fund did not have investments in excess of 5% of net assets in any individual foreign currency.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

                             Equity-Income Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                             Equity-Income Fund- 10

                          GLOBAL ASSET ALLOCATION FUND

                       (UBS GLOBAL ASSET MANAGEMENT LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Global Asset Allocation Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GLOBAL ASSET ALLOCATION FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS##
June 30, 2004 (Unaudited)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
     COMMON STOCK-65.83%
     AEROSPACE & DEFENSE-1.32%
     Boeing...................................      28,800   $  1,471,392
     Northrop Grumman.........................      23,000      1,235,100
     United Technologies......................       7,000        640,360
                                                             ------------
                                                                3,346,852
                                                             ------------
     AUTOMOBILES & AUTOMOTIVE PARTS-1.67%
     Honda Motor Limited (Japan)..............      33,700      1,624,543
     Johnson Controls.........................      19,600      1,046,248
     Magna International Class A (Canada).....       2,700        228,828
     Toyota Industries (Japan)................      22,000        528,250
     Toyota Motor (Japan).....................      20,000        810,154
                                                             ------------
                                                                4,238,023
                                                             ------------
     BANKING, FINANCE & INSURANCE-16.21%
     Abbey National (United Kingdom)..........      30,313        282,284
     ABN AMRO Holding (Netherlands)...........      24,476        535,421
     AFLAC....................................      22,900        934,549
     Allianz (Germany)........................       4,973        538,486
     American International Group.............      23,100      1,646,568
     Assicurazioni Generali (Italy)...........      13,274        358,041
     Australia & New Zealand Banking Group
      (Australia).............................      32,969        419,822
     Banco Bilbao Vizcaya Argenta (Spain).....      62,343        832,829
     Banco Santander Central Hispano
      (Spain).................................      37,423        388,377
     Bank of Ireland (Ireland)................      89,808      1,198,168
     Bank of Nova Scotia (Canada).............      19,000        507,611
     Barclays (United Kingdom)................     146,240      1,245,806
     BNP Paribas (France).....................      11,381        699,950
     Citigroup................................      98,700      4,589,550
   + Contifinancial Liquidating Trust.........     165,347          3,307
     Credit Suisse Group (Switzerland)........      23,244        825,901
     Equifax..................................      20,900        517,275
     Fortis (Belgium).........................      37,603        832,644
     Freddie Mac..............................      40,900      2,588,970
     Hartford Financial Services..............      16,400      1,127,336
     HSBC Holdings (United Kingdom)...........      56,907        849,445
     J.P. Morgan Chase........................      64,800      2,512,296
     Mellon Financial.........................      75,900      2,226,147
     Mitsubishi Tokyo Financial Group
      (Japan).................................          37        342,483
     Morgan Stanley...........................      52,700      2,780,979
     PNC Financial Services Group.............      22,500      1,194,300
     QBE Insurance Group (Australia)..........      66,002        588,506
     Royal Bank of Scotland Group (United
      Kingdom)................................      57,394      1,654,936
     Sompo Japan Insurance (Japan)............      63,500        648,880
     Sumitomo Mitsui Financial Group
      (Japan).................................          69        473,006
     Svenska Handelsbanken A Shares (Sweden)..      17,300        346,783
     Swiss Re (Switzerland)...................       3,639        236,372
     Toronto-Dominion Bank (Canada)...........      18,000        575,678
     UniCredito Italiano (Italy)..............     173,170        855,390
     Wells Fargo..............................      59,800      3,422,354

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
     COMMON STOCK (CONTINUED)
     BANKING, FINANCE & INSURANCE (CONTINUED)
     Westpac Banking (Australia)..............      81,682   $  1,001,434
     Willis Group Holdings (United Kingdom)...      35,500      1,329,475
                                                             ------------
                                                               41,111,359
                                                             ------------
     BASIC INDUSTRY/CAPITAL GOODS-0.37%
   + Mettler-Toledo International
      (Switzerland)...........................      19,300        948,402
                                                             ------------
                                                                  948,402
                                                             ------------
     BUILDINGS & MATERIALS-2.35%
     Balfour Beatty (United Kingdom)..........      33,409        161,313
     CRH (Ireland)............................      33,705        711,885
     Holcim Limited (Switzerland).............      11,392        619,447
     Martin Marietta Materials................      30,800      1,365,364
     Masco....................................      81,300      2,534,935
     Sekisui House (Japan)....................      35,600        395,102
     Wolseley (United Kingdom)................      10,684        165,563
                                                             ------------
                                                                5,953,609
                                                             ------------
     BUSINESS SERVICES-0.31%
   + Adecco (Switzerland).....................       8,007        398,944
     Mitsubishi (Japan).......................      41,000        398,295
                                                             ------------
                                                                  797,239
                                                             ------------
     CABLE, MEDIA & PUBLISHING-4.19%
     Gannett..................................       8,800        746,680
   + InterPublic Group........................      66,400        911,672
     Omnicom Group............................      25,600      1,942,784
     Reed Elsevier (Netherlands)..............      63,194        887,253
     Television Broadcasts (Hong Kong)........      18,000         77,079
   + Time Warner..............................     111,400      1,958,412
     Viacom Class B...........................      62,000      2,214,639
     VNU (Netherlands)........................      31,266        908,010
   + Westwood One.............................      22,700        540,260
     Wolters Kluwer (Netherlands).............      23,791        431,864
                                                             ------------
                                                               10,618,653
                                                             ------------
     CHEMICALS-0.52%
     BOC Group (United Kingdom)...............      17,464        291,848
     Eastman Chemical.........................      14,400        665,712
     Givaudan (Switzerland)...................         572        331,124
   + Nitto Denko (Japan)......................         700         35,457
                                                             ------------
                                                                1,324,141
                                                             ------------
     COMPUTERS & TECHNOLOGY-3.28%
     Canon (Japan)............................      17,200        906,383
   + Cap Gemini (France)......................       9,805        393,546
   + Dell.....................................      17,800        637,596
     Microsoft................................     124,700      3,561,432
     Nintendo (Japan).........................       3,200        370,985
   + Oracle...................................     100,300      1,196,579
     Rohm Limited (Japan).....................       5,500        658,296
   + Veritas Software.........................      21,800        603,860
                                                             ------------
                                                                8,328,677
                                                             ------------

                        Global Asset Allocation Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS## (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
     COMMON STOCK (CONTINUED)
     CONSUMER PRODUCTS-1.24%
     Electrolux Series B (Sweden).............      15,700   $    301,164
     Fuji Photo Film (Japan)..................      11,900        372,983
     Kao (Japan)..............................      37,700        908,683
     Kimberly-Clark...........................      23,900      1,574,532
                                                             ------------
                                                                3,157,362
                                                             ------------
     CONSUMER SERVICES-0.40%
     Rentokil Initial (United Kingdom)........     151,294        397,153
     Viad.....................................      22,800        615,828
                                                             ------------
                                                                1,012,981
                                                             ------------
     ELECTRONICS & ELECTRICAL EQUIPMENT-0.35%
     Electrocomponents (United Kingdom).......      51,736        335,418
     Funai Electric (Japan)...................       2,400        361,601
     Hoya (Japan).............................       1,900        198,854
                                                             ------------
                                                                  895,873
                                                             ------------
     ENERGY-4.11%
     BP (United Kingdom)......................     211,380      1,867,813
     ConocoPhillips...........................      18,300      1,396,107
     Ente Nazionale Idrocarburi (Italy).......      32,438        644,080
     Exxon Mobil..............................      60,000      2,664,600
     Kerr-McGee...............................       8,000        430,160
     Shell Transport & Trading (United
      Kingdom)................................     182,541      1,339,049
     Suncor Energy (Canada)...................      14,100        357,666
     Total (France)...........................       9,078      1,730,712
                                                             ------------
                                                               10,430,187
                                                             ------------
     FOOD, BEVERAGE & TOBACCO-1.96%
   + Aurora Foods.............................         708              6
     Cadbury Schweppes (United Kingdom).......      89,303        770,077
     Diageo (United Kingdom)..................     118,076      1,594,205
     Gallaher Group (United Kingdom)..........      55,220        667,443
     Nestle (Switzerland).....................       5,437      1,449,982
     Swedish Match (Sweden)...................      48,400        494,733
                                                             ------------
                                                                4,976,446
                                                             ------------
     HEALTHCARE & PHARMACEUTICALS-10.01%
     Allergan.................................      38,300      3,428,615
     Alliance Unichem (United Kingdom)........      17,958        212,824
   + Anthem...................................      12,100      1,083,676
     AstraZeneca (United Kingdom).............      22,143        993,468
     Aventis (France).........................       8,500        641,692
     Bristol-Myers Squibb.....................      38,100        933,450
   + Cephalon.................................      19,000      1,026,000
   + Genzyme..................................      29,400      1,391,502
     GlaxoSmithKline (United Kingdom).........      58,742      1,192,055
     Guidant..................................       9,600        536,448
     Johnson & Johnson........................      47,500      2,645,750
     Medtronic................................      17,200        837,984
     Mylan Laboratories.......................      89,800      1,818,450
     Novartis (Switzerland)...................       9,563        421,875
     Quest Diagnostics........................       7,400        628,630
     Roche Holding (Switzerland)..............      11,314      1,120,198

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
     COMMON STOCK (CONTINUED)
     HEALTHCARE & PHARMACEUTICALS (CONTINUED)
     Sanofi-Synthelabo (France)...............       5,479   $    347,300
     Takeda Pharmaceutical (Japan)............      22,200        974,550
     UnitedHealth Group.......................      44,200      2,751,450
     Wyeth....................................      66,500      2,404,640
                                                             ------------
                                                               25,390,557
                                                             ------------
     INDUSTRIAL MACHINERY-1.68%
     Illinois Tool Works......................      28,400      2,723,276
     Ingersoll-Rand Class A (Bermuda).........      20,300      1,386,693
   + Invensys (United Kingdom)................     447,854        146,193
                                                             ------------
                                                                4,256,162
                                                             ------------
     LEISURE, LODGING & ENTERTAINMENT-0.13%
     Compass Group (United Kingdom)...........      55,341        337,714
                                                             ------------
                                                                  337,714
                                                             ------------
     METALS & MINING-0.48%
     Alcan (Canada)...........................      14,100        580,511
     Rio Tinto (United Kingdom)...............      17,957        431,487
     Rio Tinto Limited (Australia)............       8,537        213,790
                                                             ------------
                                                                1,225,788
                                                             ------------
     PAPER & FOREST PRODUCTS-0.87%
     MeadWestvaco.............................      21,900        643,641
     Nippon Unipac Holdings (Japan)...........          77        402,942
     Svenska Cellulosa (Sweden)...............      17,400        660,618
     UPM-Kymmene Oyj (Finland)................      26,091        496,470
                                                             ------------
                                                                2,203,671
                                                             ------------
     REAL ESTATE-0.41%
     Cheung Kong Holdings (Hong Kong).........      40,300        297,091
     Sun Hung Kai Properties (Hong Kong)......      40,000        328,214
     Unibail (France).........................       3,990        412,626
                                                             ------------
                                                                1,037,931
                                                             ------------
     RETAIL-3.18%
     Albertson's..............................      50,100      1,329,654
     Canadian Tire Class A (Canada)...........       2,000         72,944
     Costco Wholesale.........................      53,100      2,180,817
     Heenes & Mauritz B Shares (Sweden).......      16,100        415,700
     Kingfisher (United Kingdom)..............     152,790        794,540
   + Kohl's...................................      21,300        900,564
   + Shoppers Drug Mart (Canada)..............      14,700        366,198
     Tesco (United Kingdom)...................     218,104      1,055,081
     TJX......................................      31,800        767,652
     Woolworths Limited (Australia)...........      22,298        177,074
                                                             ------------
                                                                8,060,224
                                                             ------------
     TELECOMMUNICATIONS-5.14%
   + Arch Wireless Class A....................           4            114
     BCE (Canada).............................      16,900        336,550
     BT Group (United Kingdom)................     138,421        498,288
     France Telecom (France)..................      30,522        795,423
     Koninklijke (Netherlands)................      89,460        681,348
     Koninklijke Philips Electronics
      (Netherlands)...........................      22,902        616,624
   + Nextel Communications Class A............     160,100      4,268,266

                        Global Asset Allocation Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS## (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
     COMMON STOCK (CONTINUED)
     TELECOMMUNICATIONS (CONTINUED)
     Nippon Telegraph & Telephone (Japan).....          20   $    106,860
     Nokia OYJ (Finland)......................      62,108        896,185
     NTT DoCoMo (Japan).......................         694      1,240,251
     Portugal Telecom (Portugal)..............      40,345        435,391
     SBC Communications.......................      35,700        865,725
     Telefonica (Spain).......................      23,129        341,900
     Vodafone Group (United Kingdom)..........     896,067      1,966,271
                                                             ------------
                                                               13,049,196
                                                             ------------
     TRANSPORTATION & SHIPPING-2.03%
     Burlington Northern Santa Fe.............      87,500      3,068,625
     Canadian National Railway (Canada).......      13,800        594,509
   + Delta Air Lines..........................      35,700        254,184
     TNT Post Group (Netherlands).............      37,199        849,948
   + US Airways Group Class A.................          13             31
     West Japan Railway (Japan)...............          94        379,050
                                                             ------------
                                                                5,146,347
                                                             ------------
     UTILITIES-3.62%
     American Electric Power..................      30,300        969,600
     Australian Gas Light (Australia).........      24,859        210,053
     Centrica (United Kingdom)................     114,380        465,158
   + CMS Energy...............................      38,700        353,331
     Dominion Resources.......................      10,100        637,108
     Electricidade de Portugal (Portugal).....      47,026        131,593
     Exelon...................................      58,500      1,947,464
     FirstEnergy..............................      40,800      1,526,328
     National Grid Transco (United Kingdom)...      98,153        756,947
     Pepco Holdings...........................      17,500        319,900
     Scottish & Southern Energy (United
      Kingdom)................................      54,771        676,915
     Sempra Energy............................      28,700        988,141
     Suez (France)............................       9,185        191,203
                                                             ------------
                                                                9,173,741
                                                             ------------
     TOTAL COMMON STOCK
      (COST $155,433,485).....................                167,021,135
                                                             ------------
     INVESTMENT COMPANIES-5.72%
     UBS Emerging Market Equity Fund..........     973,464     11,997,454
     UBS High Yield Relationship Fund.........     147,744      2,516,699
                                                             ------------
     TOTAL INVESTMENT COMPANIES
      (COST $14,878,389)......................                 14,514,153
                                                             ------------
     PREFERRED STOCK-0.19%
     News Corporate Limited (Australia).......      58,543        479,177
   + World Access Series D....................           8              0
                                                             ------------
     TOTAL PREFERRED STOCK
      (COST $475,742).........................                    479,177
                                                             ------------
                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS-0.89%
     Fannie Mae Grantor Trust
      Series 01-T7 A1 7.50% 2/25/41...........  $      345   $        370
      Series 02-T19 A1 6.50% 7/25/42..........     995,565      1,040,371
  ** Fannie Mae Whole Loan
      Series 04-W1 3A 4.12% 1/25/43...........     903,679        934,300
     Freddie Mac Series 2426 GH 6.00%
      8/15/30.................................     270,000        276,948
                                                             ------------
     TOTAL AGENCY COLLATERALIZED
      MORTGAGE OBLIGATIONS
      (COST $2,260,979).......................                  2,251,989
                                                             ------------
     AGENCY MORTGAGE-BACKED SECURITIES-6.29%
     Fannie Mae
   * *4.64% 2/1/34............................     699,596        699,018
      6.00% 1/1/33............................   1,357,123      1,388,507
      6.50% 3/1/29............................   1,469,805      1,535,028
      6.50% 12/1/33...........................   1,800,052      1,875,992
      7.00% 12/1/33...........................     987,938      1,042,892
      7.00% 1/1/34............................     453,819        480,764
     Freddie Mac
      5.50% 12/1/18...........................   2,029,789      2,079,264
      5.50% 1/1/19............................   1,346,389      1,379,207
      5.50% 5/1/23............................   1,405,653      1,425,420
      6.50% 11/1/28...........................   1,713,147      1,790,774
      6.50% 8/1/34 TBA........................   1,610,000      1,675,155
     GNMA
   * *4.00% 12/20/29..........................     222,992        224,209
      6.50% 8/15/27...........................     347,162        364,954
                                                             ------------
     TOTAL AGENCY MORTGAGE-BACKED SECURITIES
      (COST $16,149,668)......................                 15,961,184
                                                             ------------
     AGENCY OBLIGATIONS-1.85%
     Fannie Mae
      2.625% 1/19/07..........................      95,000         93,184
      5.125% 1/2/14...........................     230,000        224,243
      6.25% 2/1/11............................     210,000        225,770
      6.625% 11/15/30.........................     890,000        982,695
     Freddie Mac
      2.875% 11/3/06..........................     795,000        787,016
      5.00% 1/30/14...........................   1,170,000      1,134,560
      5.125% 7/15/12..........................   1,220,000      1,234,737
                                                             ------------
     TOTAL AGENCY OBLIGATIONS (COST
      $4,793,999).............................                  4,682,205
                                                             ------------
     ASSET-BACKED SECURITIES-0.76%
  ** Capital One Multi-Asset Trust
      Series 03-A1 A1 1.77% 1/15/09...........     105,000        105,481
     Conseco Finance Securitizations
      Series 00-1 A4 7.62% 5/1/31.............     582,237        592,445
      Series 02-2 A4 8.48% 12/1/30............     750,000        772,536
 **# Countrywide Asset-Backed Certificates
      Series 03-SD3 A1 144A 1.72% 12/25/32....      55,627         55,851
      Series 04-SD1 A1 144A 1.64% 6/25/33.....      75,182         75,316

                        Global Asset Allocation Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS## (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     ASSET-BACKED SECURITIES (CONTINUED)
     MMCA Automobile Trust
      Series 01-1 B 6.19% 6/15/07.............  $  200,000   $    202,895
 **# Providian Gateway Master Trust
      Series 04-BA D 144A 2.78% 7/15/10.......     135,000        135,000
                                                             ------------
     TOTAL ASSET-BACKED SECURITIES (COST
      $1,967,387).............................                  1,939,524
                                                             ------------
     COMMERCIAL MORTGAGE-BACKED SECURITIES-1.89%
     Bear Sterns Commercial Mortgage
      Securities Series 00-WF2 A2 7.32%
      10/15/32................................     600,000        675,951
 **# Commercial Mortgage Structure Pass
      Through Securities
      Series 01-FL5A E 144A 2.88% 11/15/13....      80,000         80,227
      Series 01-FL5A F 144A 2.34% 11/15/13....      90,000         90,159
     DLJ Commercial Mortgage
      Series 99-CG1 A1A 6.08% 3/10/32.........     560,498        586,795
     First Union Commercial Mortgage
      Securities
      Series 97-C2 A3 6.65% 11/18/29..........     199,310        211,998
   # Four Times Square Trust
      Series 00-4TS A1 144A 7.69% 4/15/15.....     339,604        374,657
     GMAC Commercial Mortgage Securities
      Series 97-C2 A3 6.566% 4/15/29..........     650,000        695,512
     Merrill Lynch Mortgage Investors
      Series 96-C2 A3 6.96% 11/21/28..........     477,488        505,031
  **  Series 98-C1 A1 6.31% 11/15/26..........     541,546        557,651
     Morgan Stanley Dean Witter
      Capital Series 00-LIFE A2 7.57%
      11/15/36................................     300,000        339,926
     PNC Mortgage Acceptance
      Series 00-C1 A2 7.61% 2/15/10...........     600,000        679,368
                                                             ------------
     TOTAL COMMERCIAL MORTGAGE-
      BACKED SECURITIES
      (COST $4,941,202).......................                  4,797,275
                                                             ------------
     COMMERCIAL PAPER-1.83%
     Credit Suisse First Boston 1.10%
      7/9/04..................................   2,000,000      1,999,511
     Sanpaolo IMI 1.44% 7/1/04................   2,634,000      2,634,000
                                                             ------------
     TOTAL COMMERCIAL PAPER
      (COST $4,633,511).......................                  4,633,511
                                                             ------------
     CORPORATE BONDS-3.81%
     AEROSPACE & DEFENSE-0.03%
     Lockheed Martin 8.50% 12/1/29............      35,000         44,033
     United Technologies 6.10% 5/15/12........      40,000         42,907
                                                             ------------
                                                                   86,940
                                                             ------------
     AUTOMOBILES & AUTOMOTIVE PARTS-0.18%
     DaimlerChrysler
      4.05% 6/4/08............................     245,000        240,443
     Ford Motor
      7.45% 7/16/31...........................      75,000         71,693

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     AUTOMOBILES & AUTOMOTIVE PARTS (CONTINUED)
     General Motors
      8.375% 7/15/33..........................  $   75,000   $     79,611
     Hertz
      7.625% 8/15/07..........................      60,000         64,349
                                                             ------------
                                                                  456,096
                                                             ------------
     BANKING, FINANCE & INSURANCE-1.69%
     Allstate
      7.20% 12/1/09...........................      25,000         28,537
     Bank of America
      7.40% 1/15/11...........................     195,000        221,287
     Bank One
      7.875% 8/1/10...........................      75,000         86,856
     Boeing Capital
      7.375% 9/27/10..........................      80,000         90,573
   # Bombardier Capital 144A
      6.125% 6/29/06..........................     100,000         99,021
     Citigroup
      7.25% 10/1/10...........................     260,000        293,185
     Countrywide Home Loans
      3.25% 5/21/08...........................      45,000         43,327
     Credit Suisse First Boston USA
      3.875% 1/15/09..........................      45,000         43,929
      6.50% 1/15/12...........................      85,000         91,477
   # ERAC USA Finance 144A
      8.00% 1/15/11...........................      50,000         58,218
     Ford Motor Credit
      5.80% 1/12/09...........................     330,000        333,429
      7.375% 2/1/11...........................      60,000         63,368
     GATX Financial
      6.875% 11/1/04..........................      45,000         45,754
     General Electric Capital
      6.00% 6/15/12...........................     490,000        517,910
      6.75% 3/15/32...........................      85,000         91,673
     General Motors Acceptance
      6.875% 9/15/11..........................     115,000        118,075
      8.00% 11/1/31...........................      90,000         92,472
     Goldman Sachs Group
      6.875% 1/15/11..........................     210,000        230,837
     Household Finance
      6.75% 5/15/11...........................     125,000        136,789
     HSBC Holdings (United Kingdom)
      5.25% 12/12/12..........................      45,000         44,775
     International Lease Finance
      3.50% 4/1/09............................      50,000         47,596
     J.P. Morgan Chase
      3.625% 5/1/08...........................      75,000         74,235
      6.75% 2/1/11............................      75,000         81,852
     John Deere Capital
      7.00% 3/15/12...........................      80,000         89,664
     Marsh & Mclennan
      6.25% 3/15/12...........................      40,000         42,974

                        Global Asset Allocation Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS## (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     BANKING, FINANCE & INSURANCE (CONTINUED)
     Morgan Stanley
      6.75% 4/15/11...........................  $  285,000   $    312,750
     National Westminster Bank (United
      Kingdom)
      7.375% 10/1/09..........................      40,000         45,359
   # SMFG Finance 144A (Cayman Islands)
      2.25% 7/11/05...........................   9,000,000        198,403
     Travelers Property Casualty
      5.00% 3/15/13...........................      45,000         43,664
     US Bank National Association
      6.375% 8/1/11...........................      50,000         54,090
     USA Education
      5.625% 4/10/07..........................     110,000        115,669
     Wachovia Bank
      7.80% 8/18/10...........................      55,000         63,635
     Washington Mutual
      5.625% 1/15/07..........................     250,000        261,686
     Wells Fargo
      6.375% 8/1/11...........................      85,000         92,185
                                                             ------------
                                                                4,255,254
                                                             ------------
     BUILDING & MATERIALS-0.02%
     Centex
      7.875% 2/1/11...........................      55,000         62,277
                                                             ------------
                                                                   62,277
                                                             ------------
     BUSINESS SERVICES-0.02%
     Cendant
      6.25% 1/15/08...........................      50,000         53,363
     Von Hoffman
      13.50% 5/15/09..........................       1,418          1,271
                                                             ------------
                                                                   54,634
                                                             ------------
     CABLE, MEDIA & PUBLISHING-0.16%
     Comcast Cable Communication
      6.75% 1/30/11...........................     165,000        178,286
     News America
      7.125% 4/8/28...........................      40,000         42,659
     Time Warner
      7.625% 4/15/31..........................     155,000        168,232
     Viacom
      6.625% 5/15/11..........................      25,000         27,237
                                                             ------------
                                                                  416,414
                                                             ------------
     CHEMICALS-0.13%
     Dow Chemical
      6.125% 2/1/11...........................     130,000        137,719
     ICI Wilmington
      4.375% 12/1/08..........................     115,000        112,920
     Praxair
      6.375% 4/1/12...........................      40,000         43,565
     Rohm & Haas
      7.85% 7/15/29...........................      40,000         48,131
                                                             ------------
                                                                  342,335
                                                             ------------

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     COMPUTERS & TECHNOLOGY-0.05%
     Computer Science
      3.50% 4/15/08...........................  $   50,000   $     49,084
     First Data
      5.625% 11/1/11..........................      40,000         41,798
     Pitney Bowes
      4.625% 10/1/12..........................      45,000         43,884
                                                             ------------
                                                                  134,766
                                                             ------------
     CONSUMER PRODUCTS-0.07%
     Avon Products
      7.15% 11/15/09..........................      75,000         84,396
     Eastman Kodak
      3.625% 5/15/08..........................      55,000         52,079
     Newell Rubbermaid
      4.00% 5/1/10............................      55,000         52,276
                                                             ------------
                                                                  188,751
                                                             ------------
     ENERGY-0.28%
     Amerada Hess
      7.875% 10/1/29..........................      40,000         43,350
     Anadarko Finance (Canada)
      7.50% 5/1/31............................      40,000         45,685
     Burlington Resources Finance (Canada)
      6.68% 2/15/11...........................      40,000         43,788
     ConocoPhillips
      8.50% 5/25/05...........................      50,000         52,579
      8.75% 5/25/10...........................      50,000         60,504
     Devon Financing
      6.875% 9/30/11..........................      60,000         65,413
     Duke Energy Field Services
      7.875% 8/16/10..........................      60,000         68,464
     Marathon Oil
      6.125% 3/15/12..........................      40,000         42,269
     Pemex Project Funding Master Trust
      8.00% 11/15/11..........................     100,000        108,250
     Transocean Sedco Forex (Cayman Islands)
      6.625% 4/15/11..........................     100,000        109,268
     Valero Energy
      7.50% 4/15/32...........................      50,000         55,791
                                                             ------------
                                                                  695,361
                                                             ------------
     ENVIRONMENTAL SERVICES-0.03%
     Waste Management
      7.375% 8/1/10...........................      60,000         67,495
                                                             ------------
                                                                   67,495
                                                             ------------
     FOOD, BEVERAGE & TOBACCO-0.22%
     Altria Group
      7.75% 1/15/27...........................      50,000         51,260
     ConAgra Foods
      6.75% 9/15/11...........................      55,000         60,350
     Coors Brewing
      6.375% 5/15/12..........................      25,000         26,822
     Diageo Capital (United Kingdom)
      3.50% 11/19/07..........................      50,000         49,461

                        Global Asset Allocation Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS## (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     FOOD, BEVERAGE & TOBACCO (CONTINUED)
     Kraft Foods
      5.625% 11/1/11..........................  $   90,000   $     91,693
   # Miller Brewing 144A
      5.50% 8/15/13...........................      95,000         95,501
   # Pepsi Bottling Holdings 144A
      5.625% 2/17/09..........................      60,000         63,459
     Unilever Capital
      7.125% 11/1/10..........................      55,000         62,301
     UST
      6.625% 7/15/12..........................      50,000         54,233
                                                             ------------
                                                                  555,080
                                                             ------------
     HEALTHCARE & PHARMACEUTICALS-0.07%
     Bristol-Myers Squib
      5.75% 10/1/11...........................      45,000         46,959
     Mckesson
      7.75% 2/1/12............................      55,000         62,727
     MEDIQ
      13.00% 6/1/09...........................      40,000              4
     Wyeth
      5.50% 3/15/13...........................      65,000         62,838
                                                             ------------
                                                                  172,528
                                                             ------------
     LEISURE, LODGING & ENTERTAINMENT-0.04%
     Disney (Walt)
      6.375% 3/1/12...........................      40,000         42,987
     Harrah's Operating
      7.50% 1/15/09...........................      50,000         54,825
                                                             ------------
                                                                   97,812
                                                             ------------
     METALS & MINING-0.02%
     Alcoa
      6.00% 1/15/12...........................      40,000         42,358
                                                             ------------
                                                                   42,358
                                                             ------------
     PAPER & FOREST PRODUCTS-0.03%
     International Paper
      6.75% 9/1/11............................      40,000         43,416
     Weyerhaeuser
      7.375% 3/15/32..........................      40,000         43,632
                                                             ------------
                                                                   87,048
                                                             ------------
     REIT-0.02%
     EOP Operating
      7.25% 6/15/28...........................      50,000         51,943
                                                             ------------
                                                                   51,943
                                                             ------------
     RETAIL-0.12%
     Federated Department Stores
      6.625% 4/1/11...........................      55,000         59,700
     Kroger
      7.50% 4/1/31............................      40,000         44,406
     Safeway
      6.50% 3/1/11............................      50,000         53,050

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     RETAIL (CONTINUED)
     Target
      7.00% 7/15/31...........................  $   40,000   $     44,819
     Wal-Mart Stores
      6.875% 8/10/09..........................     100,000        111,627
                                                             ------------
                                                                  313,602
                                                             ------------
     TELECOMMUNICATIONS-0.29%
     AT&T
      8.75% 11/15/31..........................      80,000         78,288
     AT&T Wireless Services
      8.75% 3/1/31............................      55,000         67,249
     Citizens Communications
      9.25% 5/15/11...........................     140,000        146,513
     Deutsche Telekom International Financial
      (Netherlands)
      8.75% 6/15/30...........................      35,000         42,722
   @ France Telecom (France)
      9.50% 3/1/31............................      35,000         44,051
     Motorola
      7.625% 11/15/10.........................      40,000         45,092
     Sprint Capital
      8.375% 3/15/12..........................      40,000         46,040
   # Telecom Italia Capital 144A (Luxembourg)
      5.25% 11/15/13..........................      45,000         43,632
     TELUS (Canada)
      8.00% 6/1/11............................      45,000         51,214
     Verizon New York
      6.875% 4/1/12...........................     105,000        112,741
     Vodafone Group (United Kingdom)
      7.875% 2/15/30..........................      35,000         41,762
                                                             ------------
                                                                  719,304
                                                             ------------
     TRANSPORTATION & SHIPPING-0.03%
     Union Pacific
      6.70% 12/1/06...........................      75,000         80,536
 *** US Airways
      10.375% 3/1/13..........................      18,901          3,780
                                                             ------------
                                                                   84,316
                                                             ------------
     UTILITIES-0.31%
     American Electric Power
      6.125% 5/15/06..........................     120,000        126,026
     Commonwealth Edison
      6.15% 3/15/12...........................      50,000         53,492
     Consolidated Edison
      7.50% 9/1/10............................      25,000         28,639
     Dominion Resources
      8.125% 6/15/10..........................      50,000         57,769
     FirstEnergy
      6.45% 11/15/11..........................      45,000         46,722
     FPL Group Capital
      7.625% 9/15/06..........................     100,000        109,081
     Midamerican Energy Holdings
      5.875% 10/1/12..........................      50,000         50,853

                        Global Asset Allocation Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS## (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     CORPORATE BONDS (CONTINUED)
     UTILITIES (CONTINUED)
   # PPL Capital Funding Trust 144A
      4.33% 3/1/09............................  $   50,000   $     48,450
     Progress Energy
      7.00% 10/30/31..........................      45,000         46,452
     PSEG Power
      7.75% 4/15/11...........................      25,000         28,351
     Sempra Energy
      7.95% 3/1/10............................      40,000         46,029
     Southern Power
      6.25% 7/15/12...........................      65,000         68,377
     Xcel Energy
      7.00% 12/1/10...........................      55,000         60,919
                                                             ------------
                                                                  771,160
                                                             ------------
     TOTAL CORPORATE BONDS
      (COST $9,894,022).......................                  9,655,474
                                                             ------------
     NON-AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS-0.43%
 **# Paragon Mortgage Series 7A B1A 144A
      2.305% 5/15/43..........................     170,000        170,000
  ** Permanent Financing Series 04 2C
      2.13% 6/10/42...........................     600,000        599,876
  ** Structured Adjustable Rate Mortgage Loan
      Trust
      Series 04-3AC A1
      4.94% 3/25/34...........................     326,779        327,768
                                                             ------------
     TOTAL NON-AGENCY COLLATERALIZED
      MORTGAGE OBLIGATIONS
      (COST $1,107,782).......................                  1,097,644
                                                             ------------
     SOVEREIGN DEBT-5.29%
     AUSTRALIA-0.04%
     Government of Australia
      7.50% 9/15/09...........................     120,000         90,261
                                                             ------------
                                                                   90,261
                                                             ------------
     AUSTRIA-0.39%
     Republic of Austria
   #  3.80% 144A 10/20/13.....................     355,000        415,754
      5.875% 7/15/06..........................     435,000        561,253
                                                             ------------
                                                                  977,007
                                                             ------------
     BELGIUM-0.14%
     Kingdom of Belgium
      5.75% 3/28/08...........................     260,000        342,845
                                                             ------------
                                                                  342,845
                                                             ------------
     CANADA-0.30%
     Government of Canada
      5.75% 6/1/29............................      90,000         70,819
      6.00% 6/1/08............................     605,000        483,165
      6.00% 6/1/11............................     260,000        209,134
                                                             ------------
                                                                  763,118
                                                             ------------

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     SOVEREIGN DEBT (CONTINUED)
     DENMARK-0.17%
     Kingdom of Denmark
      6.00% 11/15/09..........................  $2,400,000   $    432,398
                                                             ------------
                                                                  432,398
                                                             ------------
     FINLAND-0.26%
     Government of Finland
      5.75% 2/23/11...........................     495,000        665,133
                                                             ------------
                                                                  665,133
                                                             ------------
     FRANCE-1.08%
     Government of France
      5.00% 10/25/16..........................     100,000        127,278
      5.50% 4/25/07...........................     495,000        641,252
      5.50% 4/25/10...........................   1,010,000      1,336,524
      5.50% 4/25/29...........................     415,000        545,385
      8.50% 10/25/19..........................      60,000        103,620
                                                             ------------
                                                                2,754,059
                                                             ------------
     GERMANY-1.97%
     Deutsche Bundesrepublik
      5.00% 7/4/12............................     720,000        926,964
      6.00% 1/5/06............................   1,020,000      1,302,754
      6.00% 1/4/07............................   1,105,000      1,440,882
      6.50% 7/4/27............................     915,000      1,361,863
                                                             ------------
                                                                5,032,463
                                                             ------------
     ITALY-0.03%
     Republic of Italy
      5.25% 11/1/29...........................      70,000         87,618
                                                             ------------
                                                                   87,618
                                                             ------------
     MEXICO-0.07%
     Mexico Government International Bond
      8.125% 12/30/19.........................     160,000        171,600
                                                             ------------
                                                                  171,600
                                                             ------------
     NETHERLANDS-0.29%
     Government of Netherlands
      5.00% 7/15/11...........................     565,000        728,124
                                                             ------------
                                                                  728,124
                                                             ------------
     POLAND-0.14%
     Government of Poland
      5.75% 6/24/08...........................   1,350,000        344,011
                                                             ------------
                                                                  344,011
                                                             ------------

                        Global Asset Allocation Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS## (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     SOVEREIGN DEBT (CONTINUED)
     SWEDEN-0.09%
     Government of Sweden
      5.00% 1/28/09...........................  $1,650,000   $    228,023
                                                             ------------
                                                                  228,023
                                                             ------------
     UNITED KINGDOM-0.32%
     U.K. Treasury
      4.75% 9/7/15............................     325,000        572,771
      5.00% 3/7/12............................      85,000        153,194
      5.75% 12/7/09...........................      45,000         84,302
                                                             ------------
                                                                  810,267
                                                             ------------
     TOTAL SOVEREIGN DEBT
      (COST $14,057,325)......................                 13,426,927
                                                             ------------
     U.S. TREASURY OBLIGATIONS-4.19%
     U.S. Treasury Bonds
      5.375% 2/15/31..........................     570,000        575,055
      6.25% 8/15/23...........................   1,655,000      1,833,172
      6.25% 5/15/30...........................     700,000        783,973
      8.75% 5/15/17...........................      30,000         40,673

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
     U.S. TREASURY OBLIGATIONS (CONTINUED)
     U.S. Treasury Notes
      1.625% 2/28/06..........................  $1,055,000   $  1,039,877
      1.875% 11/30/05.........................     630,000        625,841
      3.375% 12/15/08.........................     280,000        276,522
      4.25% 8/15/13...........................   5,595,000      5,463,434
                                                             ------------
     TOTAL U.S. TREASURY OBLIGATIONS
      (COST $10,611,145)......................                 10,638,547
                                                             ------------
                                                NUMBER OF
                                                  SHARES
     WARRANTS-0.00%
  +# MEDIQ 144A...............................          40              0
  +# Pliant 144A..............................          30              0
  +# Solutia 144A.............................          20              0
   + Startec Global...........................          40              1
                                                             ------------
     TOTAL WARRANTS
      (COST $3,520)...........................                          1
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-98.97% (COST
 $241,208,156)..............................................   251,098,746
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.03%.......     2,604,139
                                                              ------------
NET ASSETS APPLICABLE TO 19,755,237 SHARES
 OUTSTANDING-100.00%........................................  $253,702,885
                                                              ============
NET ASSET VALUE-GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
 ($251,807,579 / 19,607,472 SHARES).........................       $12.842
                                                              ============
NET ASSET VALUE-GLOBAL ASSET ALLOCATION FUND SERVICE CLASS
 ($1,895,306 / 147,765 SHARES)..............................       $12.826
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:*
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $238,905,100
Undistributed net investment income ++......................     1,117,335
Accumulated net realized gain on investments................     3,847,675
Net unrealized appreciation of investments and foreign
 currencies.................................................     9,832,775
                                                              ------------
Total net assets............................................  $253,702,885
                                                              ============

------------------

  + Non-income producing security for the period ended June 30,
    2004.
 ++ Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains
    (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue
    Code.
  * See Note #4 in "Notes to Financial Statements."
 ** Variable Rate Notes-the interest rate shown is the rate as of June 30, 2004.
*** Security is currently in default.
  @ Step coupon bond.
  # Security exempt from registration under Rule 144A of the Securities Act of 1993. See Note #7 in "Notes to Financial
    Statements."
 ## Securities have been classified by type of business.
    Classification by country of origin has been presented in Note #8 in "Notes to Financial Statements."

GNMA-Government National Mortgage Association
REIT-Real Estate Investment Trust
TBA-To Be Announced

                             See accompanying notes

                        Global Asset Allocation Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $  2,144,596
Interest................................................     1,255,673
Foreign tax withheld....................................      (144,273)
                                                          ------------
                                                             3,255,996
                                                          ------------
EXPENSES:
Management fees.........................................       943,392
Accounting and administration expenses..................       151,783
Reports and statements to shareholders..................       127,022
Custodian fees..........................................        37,269
Professional fees.......................................        24,774
Trustees' fees..........................................        10,086
Distribution expenses-Service Class.....................         1,658
Other...................................................        40,088
                                                          ------------
                                                             1,336,072
Less expense paid indirectly............................        (2,029)
                                                          ------------
Total expenses..........................................     1,334,043
                                                          ------------
NET INVESTMENT INCOME...................................     1,921,953
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments............................................    41,561,849
 Futures contracts......................................       326,571
 Foreign currencies.....................................      (314,060)
 Swap agreements........................................      (669,596)
                                                          ------------
Net realized gain.......................................    40,904,764
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies.....................   (38,021,220)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES.....................................     2,883,544
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $  4,805,497
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/04       YEAR ENDED
                                            (UNAUDITED)      12/31/03
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  1,921,953   $  2,838,168
Net realized gain on investments and
 foreign currencies.......................    40,904,764      5,116,072
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................   (38,021,220)    37,535,301
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................     4,805,497     45,489,541
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (1,888,907)    (7,598,636)
 Service Class............................       (11,760)        (4,768)
                                            ------------   ------------
                                              (1,900,667)    (7,603,404)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     6,210,775      4,597,685
 Service Class............................     1,246,437      1,445,571
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................     1,888,907      7,598,636
 Service Class............................        11,760          4,768
                                            ------------   ------------
                                               9,357,879     13,646,660
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (16,994,595)   (34,337,797)
 Service Class............................      (178,954)      (682,321)
                                            ------------   ------------
                                             (17,173,549)   (35,020,118)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............    (7,815,670)   (21,373,458)
                                            ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS.....    (4,910,840)    16,512,679
NET ASSETS:
Beginning of period.......................   258,613,725    242,101,046
                                            ------------   ------------
End of period (including undistributed net
 investment income of $1,117,335 and
 $1,217,704, respectively)................  $253,702,885   $258,613,725
                                            ============   ============

                             See accompanying notes

                        Global Asset Allocation Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                          GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
                               SIX MONTHS
                                  ENDED
                              6/30/04(1, 2)                                          YEAR ENDED
                               (UNAUDITED)         12/31/03(3)        12/31/02        12/31/01(4)        12/31/00        12/31/99
                              ---------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period..................     $ 12.704           $ 10.890          $ 12.563         $ 14.782          $ 16.793        $ 15.759

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income(5)....        0.096              0.134             0.221            0.316             0.393           0.323
Net realized and unrealized
 gain (loss) on investments
 and foreign currencies.....        0.138              2.045            (1.708)          (1.410)           (1.259)          1.409
                                 --------           --------          --------         --------          --------        --------
Total from investment
 operations.................        0.234              2.179            (1.487)          (1.094)           (0.866)          1.732
                                 --------           --------          --------         --------          --------        --------

LESS DIVIDENDS AND
 DISTRIBUTIONS FROM:
Net investment income.......       (0.096)            (0.365)           (0.186)          (0.050)               --          (0.266)
Net realized gain on
 investments................           --                 --                --           (1.075)           (1.145)         (0.432)
                                 --------           --------          --------         --------          --------        --------
Total dividends and
 distributions..............       (0.096)            (0.365)           (0.186)          (1.125)           (1.145)         (0.698)
                                 --------           --------          --------         --------          --------        --------

Net asset value, end of
 period.....................     $ 12.842           $ 12.704          $ 10.890         $ 12.563          $ 14.782        $ 16.793
                                 ========           ========          ========         ========          ========        ========

Total return(6).............        1.87%             20.40%           (11.89%)          (7.88%)           (5.44%)         11.33%

RATIOS AND SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000 omitted)..............     $251,808           $257,804          $242,101         $322,310          $389,004        $490,804
Ratio of expenses to average
 net assets.................        1.05%              1.06%             1.00%            0.96%             0.94%           0.91%
Ratio of net investment
 income to average net
 assets.....................        1.51%              1.16%             1.88%            2.38%             2.51%           2.05%
Portfolio turnover..........         231%               191%              133%             186%              154%            134%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, UBS Securities replaced Putnam Investments as the Fund's sub-adviser.

(3)Effective April 30, 2003 the Lincoln National Global Asset Allocation Fund, Inc. was merged into the Global Asset Allocation Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Global Asset Allocation Fund, Inc.

(4)As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(5)The average shares outstanding method has been applied for per share information.

(6)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                        Global Asset Allocation Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                    GLOBAL ASSET ALLOCATION FUND SERVICE CLASS

                                                               SIX MONTHS
                                                                 ENDED       5/15/03(3)
                                                              6/30/04(1,2)       TO
                                                              (UNAUDITED)     12/31/03
                                                              ------------   ----------
Net asset value, beginning of period........................    $12.700       $11.578

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(4)....................................      0.080         0.062
Net realized and unrealized gain on investments and foreign
 currencies.................................................      0.138         1.411
                                                                -------       -------
Total from investment operations............................      0.218         1.473
                                                                -------       -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................     (0.092)       (0.351)
                                                                -------       -------
Total dividends and distributions...........................     (0.092)       (0.351)
                                                                -------       -------

Net asset value, end of period..............................    $12.826       $12.700
                                                                =======       =======

Total return(5).............................................      1.75%        13.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $ 1,895       $   810
Ratio of expenses to average net assets.....................      1.30%         1.29%
Ratio of net investment income to average net assets........      1.26%         0.83%
Portfolio turnover..........................................       231%          191%(6)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, UBS Securities replaced Putnam Investments as the Fund's sub-adviser.

(3)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4)The average shares outstanding method has been applied for per share information.

(5)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(6)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                        Global Asset Allocation Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to Global Asset Allocation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2004, were approximately $2,029. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust

                        Global Asset Allocation Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED) registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation
(LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.68% of the average daily net assets of the Fund in excess of $400 million.

UBS Securities (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $105,052.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004, fees for these services amounted to $46,731.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $153,276
Accounting and Administration Fees Payable to DSC...........    34,104
Administration Fees Payable to Lincoln Life.................     3,423
Distribution Fees Payable to the Companies..................       984

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees of the Fund is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $282,359,330 and sales of $251,351,409 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2004, the Fund made purchases of $36,316,960 and sales of $25,192,082 of U.S. government securities. At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $242,647,694. At June 30, 2004, net unrealized appreciation was $8,451,052, of which $15,538,455 related to unrealized appreciation of investments and $7,087,403 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                           SIX MONTHS           YEAR
                                             ENDED             ENDED
                                            6/30/04*          12/31/03
                                           ----------        ----------
Ordinary income..........................  $1,900,667        $7,603,404

------------------
*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $238,905,100
Undistributed ordinary income...........................      1,204,916
Undistributed long-term capital gain....................      5,287,213
Unrealized appreciation of investments and foreign
 currencies.............................................      8,305,656
                                                           ------------
Net assets..............................................   $253,702,885
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, market discount and premium on debt instruments, and mark to market of forward foreign currency contracts.

                        Global Asset Allocation Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

  UNDISTRIBUTED             ACCUMULATED
  NET INVESTMENT           REALIZED GAIN
      INCOME                  (LOSS)
  --------------           -------------
   $192,405                  $(192,405)

At December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $34,985,853 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$4,255,988 expires in 2009, $25,224,198 expires in 2010 and $5,505,667 expires in 2011.

For the six months ended June 30, 2004, the Fund had capital gains of $40,273,066 which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/04           12/31/03
                                           ----------        ----------
Shares sold:
 Standard Class..........................    485,830            394,444
 Service Class...........................     97,273            119,337
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................    153,820            661,448
 Service Class...........................        959                393
                                           ----------        ----------
                                             737,882          1,175,622
                                           ----------        ----------
Shares repurchased:
 Standard Class..........................  (1,324,937)       (2,995,064)
 Service Class...........................    (14,232)           (55,965)
                                           ----------        ----------
                                           (1,339,169)       (3,051,029)
                                           ----------        ----------
Net decrease.............................   (601,287)        (1,875,407)
                                           ==========        ==========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                        Global Asset Allocation Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION (CONTINUED)
The following forward foreign currency exchange contracts were outstanding at June 30, 2004:

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)                                IN EXCHANGE FOR    SETTLEMENT DATE         (DEPRECIATION)
------------------------------                                ---------------    ---------------         --------------
(8,830,000) British Pounds..................................  US$(15,852,499)   December 17, 2004           $ 69,257
150,000 European Monetary Unit..............................  US$    182,475         July 1, 2004                 23
5,063,662 European Monetary Unit............................  US$  6,117,895    December 17, 2004             33,970
930,000,000 Japanese Yen....................................  US$  8,576,408    December 17, 2004             25,037
9,400,000 Singapore Dollar..................................  US$  5,511,257    December 17, 2004            (27,075)
(9,600,000) Swedish Krona...................................  US$ (1,267,076)   December 17, 2004             (5,326)
(5,960,000) Swiss Francs....................................  US$ (4,789,887)   December 17, 2004              4,617
4,400,000 Swiss Francs......................................  US$  3,545,671    December 17, 2004            (12,922)
                                                                                                            --------
                                                                                                            $ 87,581
                                                                                                            ========

Financial Futures Contracts--The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No financial futures were outstanding at June 30, 2004.

Swap Agreements--The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement. No swap agreements were outstanding at June 30, 2004.

7. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by S&P and Baa or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than

                        Global Asset Allocation Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT AND MARKET RISKS (CONTINUED)
anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

8. GEOGRAPHIC DISCLOSURE
As of June 30, 2004, the Fund's geographic diversification was as follows:

                                                             PERCENTAGE
                                                            OF NET ASSETS
                                                            -------------
Austria..................................................        0.39%
Australia................................................        1.27%
Belgium..................................................        0.47%
Bermuda..................................................        0.55%
Canada...................................................        1.80%
Cayman Islands...........................................        0.12%
Denmark..................................................        0.17%
Finland..................................................        0.82%
France...................................................        3.19%
Germany..................................................        2.22%
Hong Kong................................................        0.28%
Ireland..................................................        0.76%
Italy....................................................        0.77%
Japan....................................................        4.83%
Luxembourg...............................................        0.02%
Mexico...................................................        0.07%
Netherlands..............................................        2.26%
Portugal.................................................        0.23%
Poland...................................................        0.14%
Spain....................................................        0.62%
Sweden...................................................        0.97%
Switzerland..............................................        2.53%
United Kingdom...........................................        9.35%
United States............................................       66.17%
                                                               -------
                                                               100.00%
                                                               =======

Like any investment in securities, the value of the portfolio may be subject to risk or loss from market, currency, economic, and political factors, which occur in the countries where the Fund is invested.

9. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                        Global Asset Allocation Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11. PROXY RESULTS
Lincoln Variable Insurance Products Trust-Global Asset Allocation Fund shareholders voted on the following proposal at the special meeting of shareholders on May 18, 2004, or as adjourned. The resulting votes are presented below.

                                                               OUTSTANDING     TOTAL      PERCENT   PERCENT   PERCENT
                                                                 SHARES        VOTED        FOR     AGAINST   ABSTAIN
                                                               -----------   ----------   -------   -------   -------
1. To approve the new sub-advisory agreement for the Global
Asset Allocation Fund between Delaware Management Company
(the "Adviser") and UBS Global Asset Management (Americas)
Inc. (the "Sub-Adviser"), with no change in the investment
adviser or the overall management fee that the Fund pays....
                                                                20,029,242   19,618,767    87.88%     2.26%     7.81%

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                        Global Asset Allocation Fund- 17

                             GROWTH AND INCOME FUND

                          (DELAWARE INVESTMENTS LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth and Income Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GROWTH AND INCOME FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK-99.07%
    BANKING & FINANCE-15.77%
    American Express.......................      128,600   $    6,607,468
    Bank of America........................      555,473       47,004,125
    Bank One...............................      131,600        6,711,600
    Capital One Financial..................       79,800        5,456,724
    CIT Group..............................      299,800       11,479,342
    Citigroup..............................    1,245,000       57,892,500
    Countrywide Financial..................      159,649       11,215,342
    First Horizon National.................      153,600        6,984,192
    Freddie Mac............................      359,200       22,737,360
    Goldman Sachs Group....................      136,100       12,815,176
    J.P. Morgan Chase......................      520,000       20,160,400
    Lehman Brothers Holdings...............      134,100       10,091,025
    MBNA...................................      426,900       11,009,751
    Mellon Financial.......................      371,800       10,904,894
    Merrill Lynch..........................      290,400       15,675,792
    Morgan Stanley.........................      345,400       18,226,758
    PNC Financial Services Group...........      107,400        5,700,792
    U.S. Bancorp...........................      578,619       15,946,740
    Wachovia...............................      256,100       11,396,450
    Washington Mutual......................      342,400       13,230,336
    Wells Fargo............................      303,900       17,392,197
    Zions Bancorporation...................      115,400        7,091,330
                                                           --------------
                                                              345,730,294
                                                           --------------
    BASIC INDUSTRY/CAPITAL GOODS-9.94%
    Alcoa..................................      266,400        8,799,192
    Black & Decker.........................       94,000        5,840,220
    Caterpillar............................      124,100        9,858,504
    Dow Chemical...........................      270,000       10,989,000
    duPont (E.I.) deNemours................      147,600        6,556,392
    Freeport-McMoRan Copper & Gold Class
     B.....................................      118,200        3,918,330
    General Electric.......................    2,050,800       66,445,920
    Goodrich (B.F.)........................      233,400        7,545,822
    Honeywell International................      140,600        5,150,178
    International Paper....................      230,600       10,307,820
    Johnson Controls.......................      193,500       10,329,030
    Lubrizol...............................      138,600        5,075,532
    Masco..................................      375,500       11,708,090
  + National-Oilwell.......................      216,800        6,827,032
    Northrop Grumman.......................      135,000        7,249,500
    PPG Industries.........................       77,200        4,824,228
    Rockwell Automation....................      186,300        6,988,113
    Textron................................       99,000        5,875,650
    United Technologies....................      147,200       13,465,856
    Weyerhaeuser...........................      159,900       10,092,888
                                                           --------------
                                                              217,847,297
                                                           --------------
    BUSINESS SERVICES-1.68%
    Clear Channel Communications...........      281,500       10,401,425
  + DST Systems............................      119,600        5,751,564
    FactSet Research Systems...............       64,350        3,041,825

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    BUSINESS SERVICES (CONTINUED)
    Knight Ridder..........................       85,500   $    6,156,000
    Waste Management.......................      377,800       11,579,570
                                                           --------------
                                                               36,930,384
                                                           --------------
    CONSUMER DURABLES-2.29%
    Cummins................................      111,300        6,956,250
    General Motors.........................      201,600        9,392,544
    Harley-Davidson........................       92,900        5,754,226
    KB HOME................................      164,800       11,310,224
    PACCAR.................................      187,050       10,847,030
    Tyco International.....................      178,200        5,905,548
                                                           --------------
                                                               50,165,822
                                                           --------------
    CONSUMER NON-DURABLES-7.84%
    3M.....................................      141,700       12,754,417
    Altria Group...........................      496,500       24,849,825
    Anheuser-Busch.........................      352,500       19,035,000
    Clorox.................................       94,300        5,071,454
    Coca-Cola..............................      372,500       18,803,800
    Deluxe.................................      154,300        6,712,050
  + Energizer Holdings.....................      129,800        5,841,000
    Fortune Brands.........................      113,200        8,538,676
    Gillette...............................      266,300       11,291,120
    Kellogg................................      179,100        7,495,335
    Kimberly-Clark.........................      150,700        9,928,116
    Kraft Foods Class A....................      251,300        7,961,184
    PepsiCo................................      217,700       11,729,676
    Procter & Gamble.......................      400,400       21,797,776
                                                           --------------
                                                              171,809,429
                                                           --------------
    CONSUMER SERVICES-6.16%
  + Apollo Group Class A...................       37,700        3,328,533
    Cendant................................      441,800       10,815,264
  + Comcast Class A........................      300,000        8,409,000
  + Comcast Special Class A................      728,100       20,102,841
    Disney (Walt)..........................      609,200       15,528,508
    McDonald's.............................      483,600       12,573,600
  + Time Warner............................    1,721,050       30,256,059
    Viacom Class B.........................      695,867       24,856,369
  + Yum Brands.............................      246,300        9,167,286
                                                           --------------
                                                              135,037,460
                                                           --------------
    ENERGY-6.21%
    ChevronTexaco..........................      275,200       25,899,072
    ConocoPhillips.........................      154,168       11,761,477
    Devon Energy...........................      175,200       11,563,200
    Exxon Mobil............................    1,475,500       65,526,955
  + Noble..................................      221,200        8,381,268
    Occidental Petroleum...................      150,400        7,280,864
    ONEOK..................................      260,500        5,728,395
                                                           --------------
                                                              136,141,231
                                                           --------------
    HEALTHCARE & PHARMACEUTICALS-14.99%
    Abbott Laboratories....................      334,200       13,621,992
  + American Pharmaceutical Partners.......       51,250        1,556,975

                           Growth and Income Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
  + Amgen..................................      397,800   $   21,707,946
  + Anthem.................................       74,000        6,627,440
    Beckman Coulter........................      166,000       10,126,000
    Becton, Dickinson......................      141,500        7,329,700
    Biomet.................................      214,800        9,545,712
    Bristol-Myers Squibb...................      624,700       15,305,150
  + Express Scripts Class A................      125,900        9,975,057
  + Genentech..............................      181,700       10,211,540
  + Gilead Sciences........................      128,700        8,622,900
    GlaxoSmithKline ADR....................      136,800        5,671,728
    Guidant................................      188,700       10,544,556
    Johnson & Johnson......................      754,300       42,014,510
  + MedImmune..............................      294,100        6,881,940
    Medtronic..............................      222,300       10,830,456
    Merck & Company........................      545,000       25,887,500
    Mylan Laboratories.....................      318,000        6,439,500
    Pfizer.................................    1,575,350       54,002,998
  + Tenet Healthcare.......................      896,100       12,016,701
    UnitedHealth Group.....................      211,000       13,134,750
  + Wellpoint Health Networks..............       73,000        8,176,730
    Wyeth..................................      509,400       18,419,904
                                                           --------------
                                                              328,651,685
                                                           --------------
    INSURANCE-3.79%
    Allstate...............................      248,458       11,565,720
    American International Group...........      369,918       26,367,755
    Berkley (W.R.).........................      206,700        8,877,765
    Everest Re Group.......................       91,900        7,385,084
    MetLife................................      334,600       11,995,410
    Nationwide Financial Services Class
     A.....................................      171,500        6,450,115
    Prudential Financial...................      227,000       10,548,690
                                                           --------------
                                                               83,190,539
                                                           --------------
    LEISURE, LODGING & ENTERTAINMENT-1.05%
  + DIRECTV Group..........................      379,000        6,480,900
    Marriott International Class A.........      194,900        9,721,612
  + MGM MIRAGE.............................      145,000        6,806,300
                                                           --------------
                                                               23,008,812
                                                           --------------
    REAL ESTATE-0.97%
    Apartment Investment & Management......      214,700        6,683,611
    Equity Office Properties Trust.........      319,000        8,676,800
    Mills..................................      123,900        5,786,130
                                                           --------------
                                                               21,146,541
                                                           --------------
    RETAIL-4.02%
    Best Buy...............................      101,800        5,165,332
    CVS....................................      192,600        8,093,052
    Dollar General.........................      210,100        4,109,556
    Federated Department Stores............      138,400        6,795,440
    Home Depot.............................      747,550       26,313,760
    RadioShack.............................      210,500        6,026,615
    Saks...................................      368,300        5,524,500

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    RETAIL (CONTINUED)
    Sysco..................................      158,600   $    5,688,982
    Wal-Mart Stores........................      388,900       20,518,364
                                                           --------------
                                                               88,235,601
                                                           --------------
    TECHNOLOGY-17.44%
    Adobe Systems..........................      298,800       13,894,200
  + Altera.................................      350,000        7,777,000
  + Applied Materials......................      402,800        7,902,936
  + Cisco Systems..........................    1,807,900       42,847,230
  + Dell...................................      686,400       24,586,848
  + eBay...................................       80,600        7,411,170
  + Electronic Arts........................      181,700        9,911,735
  + EMC....................................      953,500       10,869,900
    Hewlett-Packard........................      571,200       12,052,320
    Intel..................................    1,932,300       53,331,480
  + InterActiveCorp........................      363,900       10,967,946
    International Business Machines........      255,100       22,487,065
  + Intuit.................................      244,500        9,432,810
  + Juniper Networks.......................      309,100        7,594,587
  + Lam Research...........................      175,300        4,698,040
    Linear Technology......................      204,700        8,079,509
    Microsoft..............................    1,976,500       56,448,839
  + NEXTEL Communications Class A..........      501,500       13,369,990
    Nokia ADR..............................      413,400        6,010,836
  + Oracle.................................    1,233,300       14,713,269
    QUALCOMM...............................       97,200        7,093,656
  + SanDisk................................      308,000        6,680,520
  + Sanmina................................      612,300        5,571,930
  + Storage Technology.....................      191,800        5,562,200
    Texas Instruments......................      537,700       13,001,586
                                                           --------------
                                                              382,297,602
                                                           --------------
    TELECOMMUNICATIONS-2.21%
    CenturyTel.............................      164,200        4,932,568
  + Level 3 Communications.................    1,001,600        3,555,680
    Motorola...............................      380,800        6,949,600
    SBC Communications.....................      613,400       14,874,950
    Verizon Communications.................      503,800       18,232,522
                                                           --------------
                                                               48,545,320
                                                           --------------
    TEXTILES, APPAREL & FURNITURE-1.70%
  + Coach..................................      218,200        9,860,458
    Gap....................................      471,400       11,431,450
    Limited Brands.........................      324,500        6,068,150
    NIKE...................................      129,300        9,794,475
                                                           --------------
                                                               37,154,533
                                                           --------------
    TRANSPORTATION & SHIPPING-1.15%
    FedEx..................................      174,100       14,222,229
    Union Pacific..........................      185,900       11,051,755
                                                           --------------
                                                               25,273,984
                                                           --------------
    UTILITIES-1.86%
    Dominion Resources.....................       90,300        5,696,124
    Edison International...................      360,100        9,207,757
    Exelon.................................      339,700       11,308,613

                           Growth and Income Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    UTILITIES (CONTINUED)
    PPL....................................      143,500   $    6,586,650
    TXU....................................      198,700        8,049,337
                                                           --------------
                                                               40,848,481
                                                           --------------
    TOTAL COMMON STOCK
     (COST $1,712,257,974).................                 2,172,015,015
                                                           --------------
                                              PRINCIPAL        MARKET
                                               AMOUNT          VALUE
  * COMMERCIAL PAPER-0.87%
    Rabobank USA Finance
     1.40% 7/1/04..........................  $ 9,130,000   $    9,130,000
    UBS Finance (DE) 1.40% 7/1/04..........   10,000,000       10,000,000
                                                           --------------
    TOTAL COMMERCIAL PAPER
     (COST $19,130,000)....................                    19,130,000
                                                           --------------

TOTAL MARKET VALUE OF SECURITIES-99.94% (COST
 $1,731,387,974)............................................   2,191,145,015
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.06%.......       1,395,017
                                                              --------------
NET ASSETS APPLICABLE TO 77,699,537 SHARES
 OUTSTANDING-100.00%........................................  $2,192,540,032
                                                              ==============
NET ASSET VALUE-GROWTH AND INCOME FUND STANDARD CLASS
 ($2,192,529,572 / 77,699,166 SHARES).......................         $28.218
                                                              ==============
NET ASSET VALUE-GROWTH AND INCOME FUND SERVICE CLASS
 ($10,460 / 370.79 SHARES)..................................         $28.210
                                                              ==============
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:#
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $2,025,911,651
Undistributed net investment income.........................      19,868,182
Accumulated net realized loss on investments................    (312,996,842)
Net unrealized appreciation of investments..................     459,757,041
                                                              --------------
Total net assets............................................  $2,192,540,032
                                                              ==============

------------------
+Non-income producing security for the period ended June 30, 2004.

*Rate disclosed is yield at time of purchase.

#See Note #4 in "Notes to Financial Statements".

ADR-American Depositary Receipts

                             See accompanying notes

                           Growth and Income Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends..............................................  $ 18,877,804
Interest...............................................        17,626
                                                         ------------
                                                           18,895,430
                                                         ------------
EXPENSES:
Management fees........................................     3,609,816
Accounting and administration expenses.................       395,061
Reports and statements to shareholders.................        42,545
Custodian fees.........................................        39,403
Professional fees......................................        12,600
Trustees' fees.........................................         2,586
Distribution expenses-Service Class....................             3
Other..................................................        33,683
                                                         ------------
Total expenses.........................................     4,135,697
                                                         ------------
NET INVESTMENT INCOME..................................    14,759,733
                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments.......................   102,293,321
Net change in unrealized appreciation/depreciation of
 investments...........................................   (59,867,066)
                                                         ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........    42,426,255
                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $ 57,185,988
                                                         ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                            ENDED
                                           6/30/04         YEAR ENDED
                                         (UNAUDITED)       12/31/2003
                                        --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.................  $   14,759,733   $    25,542,323
Net realized gain on investments......     102,293,321        62,941,666
Net change in unrealized appreciation/
 depreciation of investments..........     (59,867,066)      437,857,480
                                        --------------   ---------------
Net increase in net assets resulting
 from operations......................      57,185,988       526,341,469
                                        --------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class.......................               -       (23,429,147)
                                        --------------   ---------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.......................       4,336,184         8,614,278
 Service Class........................          10,000                 -
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class.......................               -        23,429,147
                                        --------------   ---------------
                                             4,346,184        32,043,425
                                        --------------   ---------------
Cost of shares repurchased:
 Standard Class.......................    (111,153,072)     (204,353,086)
                                        --------------   ---------------
Decrease in net assets derived from
 capital share transactions...........    (106,806,888)     (172,309,661)
                                        --------------   ---------------
NET INCREASE (DECREASE) IN NET
 ASSETS...............................     (49,620,900)      330,602,661
NET ASSETS:
Beginning of period...................   2,242,160,932     1,911,558,271
                                        --------------   ---------------
End of period (including undistributed
 net investment income of $19,868,182
 and $5,108,449, respectively)........  $2,192,540,032   $ 2,242,160,932
                                        ==============   ===============

                             See accompanying notes

                           Growth and Income Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                      GROWTH AND INCOME FUND STANDARD CLASS
                                               SIX MONTHS
                                                  ENDED
                                               6/30/04(1)                    YEAR ENDED
                                               (UNAUDITED)        12/31/03(2)        12/31/02(3,4)
                                               ---------------------------------------------------
Net asset value, beginning of period.........  $   27.502         $   21.438          $   27.849

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(6).....................       0.185              0.304               0.275
Net realized and unrealized gain (loss) on
 investments.................................       0.531              6.047              (6.422)
                                               ----------         ----------          ----------
Total from investment operations.............       0.716              6.351              (6.147)
                                               ----------         ----------          ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income........................           -             (0.287)             (0.264)
Net realized gain on investments.............           -                  -                   -
                                               ----------         ----------          ----------
Total dividends and distributions............           -             (0.287)             (0.264)
                                               ----------         ----------          ----------

Net asset value, end of period...............  $   28.218         $   27.502          $   21.438
                                               ==========         ==========          ==========

Total return(7)..............................       2.60%             29.71%             (22.07%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)......  $2,192,530         $2,242,161          $1,911,558
Ratio of expenses to average net assets......       0.37%              0.38%               0.36%
Ratio of expenses to average net assets prior
 to fees waived and expense paid
 indirectly..................................       0.37%              0.38%               0.38%
Ratio of net investment income to average net
 assets......................................       1.33%              1.28%               1.13%
Ratio of net investment income to average net
 assets prior to fees waived and expense paid
 indirectly..................................       1.33%              1.28%               1.11%
Portfolio turnover...........................         57%                72%                 68%

                                                    GROWTH AND INCOME FUND STANDARD CLASS

                                                                 YEAR ENDED
                                                12/31/01         12/31/00(5)         12/31/99
                                               -----------------------------------------------
Net asset value, beginning of period.........  $   43.249        $   51.710         $   46.288
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(6).....................       0.309             0.482              0.509
Net realized and unrealized gain (loss) on
 investments.................................      (3.823)           (5.129)             7.356
                                               ----------        ----------         ----------
Total from investment operations.............      (3.514)           (4.647)             7.865
                                               ----------        ----------         ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income........................      (0.278)           (0.492)            (0.497)
Net realized gain on investments.............     (11.608)           (3.322)            (1.946)
                                               ----------        ----------         ----------
Total dividends and distributions............     (11.886)           (3.814)            (2.443)
                                               ----------        ----------         ----------
Net asset value, end of period...............  $   27.849        $   43.249         $   51.710
                                               ==========        ==========         ==========
Total return(7)..............................     (11.21%)           (9.63%)            17.54%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)......  $2,916,463        $3,612,222         $4,709,687
Ratio of expenses to average net assets......       0.36%             0.36%              0.36%
Ratio of expenses to average net assets prior
 to fees waived and expense paid
 indirectly..................................       0.36%             0.36%              0.36%
Ratio of net investment income to average net
 assets......................................       0.94%             1.00%              1.05%
Ratio of net investment income to average net
 assets prior to fees waived and expense paid
 indirectly..................................       0.94%             1.00%              1.05%
Portfolio turnover...........................         78%               65%                16%

------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Effective April 30, 2003, the Lincoln National Growth and Income Fund, Inc. was merged into the Growth and Income Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Growth and Income Fund, Inc.

(3) During the year ended December 31, 2002, Delaware Management Company and Delaware Lincoln Investment Advisers, former adviser, contractually waived a portion of their management fees. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement approved on December 9, 2002.

(4) Effective July 1, 2002, Delaware Management Company, the Fund's investment manager, assumed responsibility for the day-to-day management of the Fund's investment portfolio.

(5) Effective July 3, 2000, Goldman Sachs Asset Management replaced Vantage Investment Advisors as the sub-advisor of the Fund.

(6) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001, and 2000.

(7) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                           Growth and Income Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                       GROWTH AND INCOME FUND SERVICE CLASS

                                                             5/19/04(1)
                                                                 TO
                                                               6/30/04
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $26.971

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.185
Net realized and unrealized gain on investments............      1.054
                                                               -------
Total from investment operations...........................      1.239
                                                               -------

Net asset value, end of period.............................    $28.210
                                                               =======

Total return(3)............................................      4.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $    10
Ratio of expenses to average net assets....................      0.62%
Ratio of net investment income to average net assets.......      1.08%
Portfolio turnover(4)......................................        57%

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(4)The portfolio turnover is representative for the entire Fund for the six months ended June 30, 2004.

                             See accompanying notes

                           Growth and Income Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to Growth and Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class commenced operations on May 19, 2004. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2004.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $379,230.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004, fees for these services amounted to $15,831.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

                           Growth and Income Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $584,804
Accounting and Administration Fees Payable to DSC...........   123,400
Administration Fees Payable to Lincoln Life.................     2,644
Distribution Fees Payable to the Companies..................         3

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $624,784,534 and sales of $718,058,968 of investment securities other than short-term investments. At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $1,751,922,141. At June 30, 2004, net unrealized appreciation was $439,222,874, of which $482,242,128 related to unrealized appreciation of investments and $43,019,254 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/04           12/31/03
                                           ----------        -----------
Ordinary income..........................    $   -           $23,429,147

In addition, the Fund estimated an ordinary income consent dividend of $1,953,398 for the year ended December 31, 2003. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest..........................   $2,025,911,651
Undistributed ordinary income..........................       19,868,182
Capital loss carryforwards.............................     (292,462,675)
Unrealized appreciation of investments.................      439,222,874
                                                          --------------
Net assets.............................................   $2,192,540,032
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

At November 30, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $406,937,499 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$140,851,540 expires in 2009 and $266,085,959 expires in 2010.

For the six months ended June 30, 2004, the Fund had capital gains of $102,293,321 which may be offset by the capital loss carryforwards.

                           Growth and Income Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                           SIX MONTHS*           YEAR
                                              ENDED             ENDED
                                             6/30/04           12/31/03
                                           -----------        ----------
Shares sold:
 Standard Class..........................     155,246            360,195
 Service Class...........................         371                  -
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................           -            908,670
                                           ----------         ----------
                                              155,617          1,268,865
                                           ----------         ----------
Shares repurchased:
 Standard Class..........................  (3,983,964)        (8,905,845)
                                           ----------         ----------
Net decrease.............................  (3,828,347)        (7,636,980)
                                           ==========         ==========

------------------
*Service Class shares commenced operations on May 19, 2004.

6. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                           Growth and Income Fund- 9

                               INTERNATIONAL FUND

                          (DELAWARE INVESTMENTS LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               International Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK*-98.48%
    AUSTRALIA-10.56%
    Amcor................................        1,386,543   $  6,732,085
    Coles Myer...........................        1,022,306      6,117,269
    Foster's Group.......................        3,118,478     10,253,405
    National Australia Bank..............          483,329     10,046,740
    Orica................................          173,811      1,828,259
    Telstra..............................        1,977,034      6,927,325
                                                             ------------
                                                               41,905,083
                                                             ------------
    BELGIUM-2.36%
    Electrabel...........................           12,739      4,083,961
    +Fortis Group........................          239,600      5,287,979
                                                             ------------
                                                                9,371,940
                                                             ------------
    FINLAND-1.15%
    UPM-Kymmene..........................          238,844      4,544,821
                                                             ------------
                                                                4,544,821
                                                             ------------
    FRANCE-7.00%
    Cie de Saint-Gobain..................          166,025      8,275,707
    Societe Generale.....................           89,443      7,601,135
    Total................................           62,390     11,894,594
                                                             ------------
                                                               27,771,436
                                                             ------------
    GERMANY-6.13%
    Bayer................................          269,901      7,782,489
    +Bayerische Hypo-und Vereinsbank.....          286,816      5,112,186
    RWE..................................          243,162     11,449,126
                                                             ------------
                                                               24,343,801
                                                             ------------
    HONG KONG-3.30%
    Hong Kong & China Gas................        1,128,000      1,858,355
    Hong Kong Electric Holdings..........        1,404,500      5,816,220
    Wharf Holdings.......................        1,894,000      5,439,319
                                                             ------------
                                                               13,113,894
                                                             ------------
    ITALY-3.18%
    Banca Intesa.........................        3,227,056     12,603,095
                                                             ------------
                                                               12,603,095
                                                             ------------
    JAPAN-17.05%
    Canon................................          202,000     10,644,733
    Eisai................................          151,200      4,351,079
    Hitachi..............................          888,000      6,111,790
    Matsushita Electric Industrial.......          505,000      7,168,996
    Millea Holdings......................              350      5,196,352
    Murata Manufacturing.................          138,700      7,906,466
    Takeda Chemical Industries...........          291,800     12,809,623
    Toyota Motor.........................          230,800      9,349,182
    West Japan Railway...................            1,025      4,133,254
                                                             ------------
                                                               67,671,475
                                                             ------------
    NETHERLANDS-7.00%
    ING Groep............................          420,958      9,935,876
    Reed Elsevier........................          489,674      6,875,092
    Royal Dutch Petroleum................          213,321     10,947,270
                                                             ------------
                                                               27,758,238
                                                             ------------

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK* (CONTINUED)
    NEW ZEALAND-2.17%
    Telecom Corporation of New Zealand...        2,310,381   $  8,627,180
                                                             ------------
                                                                8,627,180
                                                             ------------
    SINGAPORE-2.29%
    Jardine Matheson.....................          336,000      3,696,000
    Oversea Chinese Banking..............          765,000      5,374,031
                                                             ------------
                                                                9,070,031
                                                             ------------
    SOUTH AFRICA-1.55%
    Sasol................................          398,583      6,165,854
                                                             ------------
                                                                6,165,854
                                                             ------------
    SOUTH KOREA-1.52%
    POSCO ADR............................          179,881      6,027,812
                                                             ------------
                                                                6,027,812
                                                             ------------
    SPAIN-7.40%
    Banco Santander Central
     Hispanoamericano....................          729,169      7,567,334
    Iberdrola............................          411,499      8,686,282
    Telefonica...........................          887,561     13,120,190
                                                             ------------
                                                               29,373,806
                                                             ------------
    TAIWAN-0.03%
    Chunghwa Telecom ADR.................            7,200        127,008
                                                             ------------
                                                                  127,008
                                                             ------------
    UNITED KINGDOM-25.79%
    Aviva................................          376,465      3,888,086
    BG Group.............................        1,545,243      9,541,825
    BOC Group............................          191,231      3,195,738
    Boots Group..........................          913,654     11,391,268
    BP...................................        1,002,913      8,862,019
    Brambles Industries..................        1,236,854      4,777,664
    GKN..................................          694,600      3,152,292
    GlaxoSmithKline......................          634,106     12,867,955
    GUS..................................          513,022      7,875,543
    HBOS.................................          749,855      9,281,058
    Intercontinental Hotels Group........          672,982      7,109,138
    Lloyds TSB Group.....................        1,310,751     10,262,900
    Mitchells & Butlers..................          648,136      3,267,597
    Rio Tinto............................          285,222      6,853,564
                                                             ------------
                                                              102,326,647
                                                             ------------
    TOTAL COMMON STOCK
     (COST $325,165,106).................                     390,802,121
                                                             ------------

                             International Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                               (U.S. $)
    **COMMERCIAL PAPER-1.38%
    UBS Finance
     1.42% 7/1/04........................       $5,460,000   $  5,460,000
                                                             ------------
    TOTAL COMMERCIAL PAPER (COST
     $5,460,000).........................                       5,460,000
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-99.86% (COST
 $330,625,106)..............................................  $396,262,121
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.14%.......       549,744
                                                              ------------
NET ASSETS APPLICABLE TO 28,137,226 SHARES
 OUTSTANDING-100.00%........................................  $396,811,865
                                                              ============
NET ASSET VALUE-INTERNATIONAL FUND STANDARD CLASS
 ($365,459,814 / 25,911,019 SHARES).........................       $14.104
                                                              ============
NET ASSET VALUE-INTERNATIONAL FUND SERVICE CLASS
 ($31,352,051 / 2,226,207 SHARES)...........................       $14.083
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:++
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $354,463,271
Undistributed net investment income+++......................     4,457,786
Accumulated net realized loss on investments................   (26,744,329)
Net unrealized appreciation of investments and foreign
 currencies.................................................    64,635,137
                                                              ------------
Total net assets............................................  $396,811,865
                                                              ============

------------------
 +Non-income producing security for the period ended June 30, 2004.

 ++See Note #4 in "Notes to Financial Statements."

+++Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

 *Securities have been classified by country of origin. Classification by type of business has been presented in Note #7 in "Notes to Financial Statements."

 **Rate disclosed is yield at time of purchase.

ADR-American Depositary Receipts

                             See accompanying notes

                             International Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 8,440,049
Interest.................................................       53,958
Foreign tax withheld.....................................     (902,082)
                                                           -----------
                                                             7,591,925
                                                           -----------
EXPENSES:
Management fees..........................................    1,585,297
Accounting and administration expenses...................      144,820
Custodian fees...........................................       79,407
Reports and statements to shareholders...................       43,441
Distribution expenses-Service Class......................       25,967
Professional fees........................................       12,978
Trustees' fees...........................................        2,586
Other....................................................       19,302
                                                           -----------
                                                             1,913,798
Less expense paid indirectly.............................         (121)
                                                           -----------
Total expenses...........................................    1,913,677
                                                           -----------
NET INVESTMENT INCOME....................................    5,678,248
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments.............................................      353,781
 Foreign currencies......................................   (1,168,789)
                                                           -----------
Net realized loss........................................     (815,008)
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................    8,562,193
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................    7,747,185
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $13,425,433
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                             6/30/04       YEAR ENDED
                                           (UNAUDITED)      12/31/03
                                           ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income....................  $  5,678,248   $   8,057,155
Net realized loss on investments and
 foreign currencies......................      (815,008)    (14,577,420)
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies..................     8,562,193     112,038,017
                                           ------------   -------------
Net increase in net assets resulting from
 operations..............................    13,425,433     105,517,752
                                           ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................             -      (5,879,288)
 Service Class...........................             -        (120,712)
                                           ------------   -------------
                                                      -      (6,000,000)
                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................    30,025,176     224,240,812
 Service Class...........................    20,776,386      11,989,747
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................             -       5,879,288
 Service Class...........................             -         120,712
                                           ------------   -------------
                                             50,801,562     242,230,559
                                           ------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (29,382,648)   (231,737,955)
 Service Class...........................    (2,990,349)       (568,072)
                                           ------------   -------------
                                            (32,372,997)   (232,306,027)
                                           ------------   -------------
Increase in net assets derived from
 capital share transactions..............    18,428,565       9,924,532
                                           ------------   -------------
NET INCREASE IN NET ASSETS...............    31,853,998     109,442,284
NET ASSETS:
Beginning of period......................   364,957,867     255,515,583
                                           ------------   -------------
End of period (including undistributed
 net investment income of $4,457,786 and
 $2,256,493, respectively)...............  $396,811,865   $ 364,957,867
                                           ============   =============

                             See accompanying notes

                             International Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      INTERNATIONAL FUND STANDARD CLASS
                                             SIX MONTHS
                                                ENDED
                                             6/30/04(1)                                   YEAR ENDED
                                             (UNAUDITED)      12/31/03(2)      12/31/02      12/31/01      12/31/00      12/31/99
                                             ------------------------------------------------------------------------------------
Net asset value, beginning of period.......   $ 13.620         $  9.797        $ 11.155      $ 13.769      $ 14.374      $ 15.982

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)...................      0.205            0.311           0.199         0.212         0.287         0.294
Net realized and unrealized gain (loss) on
 investments and foreign currencies........      0.279            3.745          (1.403)       (1.469)       (0.284)        2.182
                                              --------         --------        --------      --------      --------      --------
Total from investment operations...........      0.484            4.056          (1.204)       (1.257)        0.003         2.476
                                              --------         --------        --------      --------      --------      --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................          -           (0.233)         (0.154)       (0.259)       (0.272)       (0.529)
Net realized gain on investments...........          -                -               -        (1.098)       (0.336)       (3.555)
                                              --------         --------        --------      --------      --------      --------
Total dividends and distributions..........          -           (0.233)         (0.154)       (1.357)       (0.608)       (4.084)
                                              --------         --------        --------      --------      --------      --------

Net asset value, end of period.............   $ 14.104         $ 13.620        $  9.797      $ 11.155      $ 13.769      $ 14.374
                                              ========         ========        ========      ========      ========      ========

Total return(4)............................      3.55%           41.62%         (10.78%)       (9.96%)        0.11%        17.20%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....   $365,460         $352,183        $255,516      $320,680      $403,589      $526,317
Ratio of expenses to average net assets....      0.99%            1.04%           1.02%         0.99%         0.96%         0.92%
Ratio of net investment income to average
 net assets................................      2.99%            2.81%           1.84%         1.74%         2.13%         2.05%
Portfolio turnover.........................         7%              14%              9%           13%            7%           12%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National International Fund, Inc. was merged into the International Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National International Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                             International Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        INTERNATIONAL FUND SERVICE CLASS

                                                               SIX MONTHS
                                                                 ENDED            5/15/03(2)
                                                               6/30/04(1)             TO
                                                              (UNAUDITED)          12/31/03
                                                              ------------------------------
Net asset value, beginning of period........................    $13.616            $10.573

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................      0.188              0.154
Net realized and unrealized gain on investments and foreign
 currencies.................................................      0.279              3.107
                                                                -------            -------
Total from investment operations............................      0.467              3.261
                                                                -------            -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................          -             (0.218)
                                                                -------            -------
Total dividends and distributions...........................          -             (0.218)
                                                                -------            -------

Net asset value, end of period..............................    $14.083            $13.616
                                                                =======            =======
Total return(4).............................................      3.43%             31.03%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $31,352            $12,775
Ratio of expenses to average net assets.....................      1.24%              1.26%
Ratio of net investment income to average net assets........      2.74%              2.08%
Portfolio turnover..........................................         7%                14%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                             International Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to International Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2004, were $121. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund, 0.75% of the next $200 million, and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Delaware International Advisers Ltd. (the "Sub-Adviser"), an affiliate of DMC, is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

                             International Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As disclosed in the May 5, 2004 Supplement to the Trust's Prospectus and Statement of Additional Information, DIAL is being acquired by a joint venture comprised of certain members of DIAL's management and a private equity firm, Hellman & Friedman, LLC. This transaction is expected to close late in the third quarter or early in the fourth quarter of this year (the "Closing"). Under applicable law, DIAL's sub-advisory agreement for the International Fund will automatically terminate as of the Closing.

The Board of Trustees of the Trust has approved a proposal for DIAL to continue to serve as sub-adviser to the International Fund pursuant to a new subadvisory agreement. The Board of Trustees has also approved the submission of the new sub-advisory agreement to shareholders for shareholder approval.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $128,690.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004, fees for these services amounted to $16,130.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $264,740
Accounting and Administration Fees Payable to DSC...........    42,751
Administration Fees Payable to Lincoln Life.................     2,585
Distribution Fees Payable to the Companies..................    15,666

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $42,690,093 and sales of $13,905,819 of investment securities other than short-term investments. At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $330,957,610. At June 30, 2004, net unrealized appreciation was $65,304,511, of which $86,613,035 related to unrealized appreciation of investments and $21,308,524 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/04           12/31/03
                                           ----------        ----------
Ordinary income..........................     $  -           $6,000,000

In addition, the Fund estimated an ordinary income consent dividend of $2,308,166 for the year ended December 31, 2003. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $354,463,271
Undistributed ordinary income...........................      3,458,838
Capital loss carryforwards..............................    (26,411,825)
Unrealized appreciation of investments and foreign
 currencies.............................................     65,301,581
                                                           ------------
Net assets..............................................   $396,811,865
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of forward foreign currency contracts for tax purposes.

                             International Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications.

  UNDISTRIBUTED
  NET INVESTMENT            PAID-IN
      INCOME                CAPITAL
  --------------           ----------
   $(2,308,166)            $2,308,166

At December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $23,908,671 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$8,278,643 expires in 2009, $3,588,157 expires in 2010 and $12,041,871 expires in 2011.

For the six months ended June 30, 2004, the Fund had capital gains of $353,781, which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                YEAR
                                     SIX MONTHS ENDED           ENDED
                                         6/30/04              12/31/03
                                     ----------------        -----------
Shares sold:
 Standard Class....................       2,178,171           20,873,766
 Service Class.....................       1,505,917              972,581
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class....................              --              470,418
 Service Class.....................              --                9,658
                                       ------------          -----------
                                          3,684,088           22,326,423
                                       ------------          -----------
Shares repurchased:
 Standard Class....................      (2,124,953)         (21,568,123)
 Service Class.....................        (217,897)             (44,052)
                                       ------------          -----------
                                         (2,342,850)         (21,612,175)
                                       ------------          -----------
Net increase.......................       1,341,238              714,248
                                       ============          ===========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contract was outstanding at June 30, 2004:

                                                                                           UNREALIZED
    CONTRACT TO DELIVER               IN EXCHANGE FOR           SETTLEMENT DATE           DEPRECIATION
---------------------------           ---------------           ---------------           ------------
 23,455,000 British Pounds             US$41,421,530             July 30, 2004             $(998,948)

7. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of

                             International Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. MARKET RISKS (CONTINUED)
equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of June 30, 2004, the Fund's investment in equity securities classified by type of business were as follows:

                                                           PERCENTAGE OF
                                                            NET ASSETS
                                                           -------------
Banking, Finance & Insurance.............................     24.15%
Energy...................................................     11.95%
Buildings & Materials....................................      9.33%
Food, Beverage & Tobacco.................................      8.80%
Telecommunications.......................................      7.25%
Utilities................................................      8.05%
Healthcare & Pharmaceuticals.............................      7.58%
Computers & Technology...................................      6.21%
Others (individually less than 4%).......................     15.16%
                                                              ------
                                                              98.48%
                                                              ======

8. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                             International Fund- 9

                                  MANAGED FUND

                          (DELAWARE INVESTMENTS LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Managed Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK-63.57%
     AEROSPACE & DEFENSE-1.00%
     Goodrich.................................      31,800   $  1,028,094
   + Herley Industries........................      12,600        246,204
     Honeywell International..................      22,000        805,860
   + MTC Technologies.........................       8,400        216,888
     Northrop Grumman.........................      16,200        869,940
     Textron..................................      13,000        771,550
     United Technologies......................      19,700      1,802,156
                                                             ------------
                                                                5,740,692
                                                             ------------
     AUTOMOBILES & AUTOMOTIVE PARTS-1.03%
     ArvinMeritor.............................      12,500        244,625
   + Asbury Automotive Group..................      13,900        208,500
   + CSK Auto.................................      11,800        202,252
   + Dura Automotive Systems..................      13,800        126,270
     General Motors...........................      28,000      1,304,520
     Harley-Davidson..........................      11,400        706,116
     Johnson Controls.........................      25,900      1,382,542
     Oshkosh Truck............................       5,400        309,474
     PACCAR...................................      25,000      1,449,750
                                                             ------------
                                                                5,934,049
                                                             ------------
     BANKING & FINANCE-9.31%
   + Affiliated Managers Group................       5,400        271,998
     American Express.........................      18,400        945,392
     Bancfirst................................       5,400        322,650
     Bank of America..........................      73,125      6,187,838
     Bank One.................................      17,300        882,300
     Capital One Financial....................      10,700        731,666
     CIT Group................................      40,800      1,562,232
     Citigroup................................     162,800      7,570,200
     Commercial Federal.......................       6,000        162,600
     Community Bank System....................      11,000        250,690
   + CompuCredit..............................       8,300        143,590
     Corus Bankshares.........................       8,000        328,880
     Countrywide Financial....................      21,799      1,531,380
     Dime Community Bancshares................      17,400        304,152
   + Financial Federal........................       5,800        204,508
     First Bancorp Puerto Rico................       7,900        321,925
     First Horizon National...................      20,300        923,041
     First Place Financial Ohio...............      15,400        285,978
   + FirstFed Financial.......................       5,600        232,960
     Flagstar Bancorp.........................      14,000        278,320
     Freddie Mac..............................      48,700      3,082,710
     Frontier Financial.......................       8,700        303,978
     Goldman Sachs Group......................      18,600      1,751,376
     Greater Bay Bancorp......................      12,100        349,690
     Independent Bank Michigan................       8,000        203,200
     International Bancshares.................       6,625        268,644
   + Investment Technology Group..............      10,300        131,737
     Irwin Financial..........................       9,000        237,600
     J.P. Morgan Chase........................      68,700      2,663,499
     Lehman Brothers Holdings.................      17,600      1,324,400
     MAF Bancorp..............................       4,900        209,132

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     BANKING & FINANCE (CONTINUED)
     MainSource Financial Group...............      13,387   $    271,756
     MBNA.....................................      55,900      1,441,661
     MCG Capital..............................      12,700        195,326
     Mellon Financial.........................      50,500      1,481,165
     Merchants Bancshares.....................       6,200        162,750
     Merrill Lynch............................      39,500      2,132,210
     Morgan Stanley...........................      45,500      2,401,035
   + Nelnet Class A...........................       6,500        115,375
     Net.Bank.................................      19,400        212,042
     PFF Bancorp..............................       8,460        315,050
   + Piper Jaffray............................       4,200        189,966
     PNC Financial Services Group.............      14,100        748,428
     Provident Bankshares.....................      10,731        309,482
     Republic Bancorp Michigan................      26,440        367,516
     U.S. Bancorp.............................      92,300      2,543,788
     Wachovia.................................      35,400      1,575,300
     Washington Mutual........................      47,500      1,835,400
     Wells Fargo..............................      37,700      2,157,571
     West Coast Bancorp Oregon................      15,400        330,176
     Zions Bancorp............................      15,500        952,475
                                                             ------------
                                                               53,706,738
                                                             ------------
     BASIC INDUSTRY/CAPITAL GOODS-1.70%
     Black & Decker...........................      12,400        770,412
     General Electric.........................     272,400      8,825,760
     Lancaster Colony.........................       5,200        216,528
                                                             ------------
                                                                9,812,700
                                                             ------------
     BUILDINGS & MATERIALS-1.23%
     Ameron International.....................       5,300        180,889
     Beazer Homes USA.........................       3,200        320,992
   + Dycom Industries.........................      10,800        302,400
   + Genlyte Group............................       6,600        415,008
   + Griffon..................................       8,300        184,924
   + Jacuzzi Brands...........................      37,900        305,853
     KB HOME..................................      23,600      1,619,668
     M/I Homes................................       6,900        280,140
     Masco....................................      50,400      1,571,472
   + Meritage.................................       4,300        295,840
     Standard-Pacific.........................       4,600        226,780
     Thor Industries..........................      12,300        411,558
   + USG......................................      17,700        311,166
   + Washington Group International...........       9,300        333,777
     York International.......................       7,600        312,132
                                                             ------------
                                                                7,072,599
                                                             ------------
     BUSINESS SERVICES-0.83%
   + Administaff..............................      16,800        278,880
   + AMN Healthcare Services..................      10,600        162,074
     Cendant..................................      60,000      1,468,800
     Deluxe...................................      18,900        822,150
   + Digitas..................................      23,700        261,411
     Gevity HR................................      10,300        269,757

                                Managed Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     BUSINESS SERVICES (CONTINUED)
     Harland (John H.)........................       8,200   $    240,670
   + Labor Ready..............................      25,400        393,700
   + NCO Group................................      11,500        306,935
   + Sourcecorp...............................       9,700        266,944
     Watson Wyatt.............................      10,800        287,820
                                                             ------------
                                                                4,759,141
                                                             ------------
     CABLE, MEDIA & PUBLISHING-3.20%
   + Charter Communications Class A...........      49,600        194,432
     Clear Channel Communications.............      36,100      1,333,895
   + Comcast Class A..........................      40,600      1,138,018
   + Comcast Special Class A..................      92,800      2,562,208
   + DIRECTV Group............................      62,893      1,075,470
     Disney (Walt)............................      85,100      2,169,199
   + Emmis Communications Class A.............       7,400        155,252
     Journal Communications Class A...........      11,800        222,194
     Knight Ridder............................      11,700        842,400
   + LIN TV...................................      15,800        334,960
     Media General Class A....................       4,000        256,880
   + Mediacom Communications..................      29,900        233,818
   + Playboy Enterprises......................      14,700        170,667
   + Scholistic...............................       7,700        230,615
     Sinclair Broadcast Group.................      21,900        224,913
   + Time Warner..............................     230,300      4,048,674
     Viacom Class B...........................      91,200      3,257,664
                                                             ------------
                                                               18,451,259
                                                             ------------
     CHEMICALS-1.15%
     Aceto....................................      16,200        285,120
     Crompton.................................      42,100        265,230
     Cytec Industries.........................       7,400        336,330
     Dow Chemical.............................      36,500      1,485,550
     duPont (E.I.) deNemours..................      19,700        875,074
     Ferro....................................       9,800        261,464
   + FMC......................................       8,100        349,191
     IMC Global...............................      16,500        221,100
     Lubrizol.................................      25,600        937,472
   + NewMarket................................       9,200        197,524
     Octel....................................       7,000        184,310
   + PolyOne..................................      52,100        387,624
     PPG Industries...........................      10,100        631,149
   + Seagate Technology Tracking..............      25,300              0
     Wellman..................................      25,800        209,754
                                                             ------------
                                                                6,626,892
                                                             ------------
     COMPUTERS & TECHNOLOGY-3.38%
   + Advanced Digital Information.............      16,600        161,020
   + ASK Jeeves...............................       7,000        273,210
   + CACI International.......................       8,600        347,784
   + Dell.....................................      93,800      3,359,916
   + Digital Insight..........................       6,400        132,672
   + Digital River............................       8,300        270,829
   + DST Systems..............................      16,800        807,912
   + Earthlink................................      33,500        346,725

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     COMPUTERS & TECHNOLOGY (CONTINUED)
   + eBay.....................................      10,500   $    965,475
   + Electronics for Imaging..................      10,400        293,904
   + EMC......................................     124,100      1,414,740
     FactSet Research Systems.................      14,900        704,323
     Hewlett-Packard..........................      71,928      1,517,681
   + IAC/InterActiveCorp......................      47,600      1,434,664
     International Business Machines..........      33,000      2,908,950
   + Internet Security Systems................      14,500        222,430
   + iPass....................................       9,200         97,428
   + j2 Global Communications.................       9,000        250,200
   + Kronos...................................       5,700        234,840
   + Macrovision..............................       8,600        215,258
   + Mentor Graphics..........................      16,200        250,614
   + Mercury Computer Systems.................       9,600        238,080
   + RadiSys..................................      11,400        211,698
   + RSA Security.............................      12,300        251,781
   + SanDisk..................................      41,200        893,628
   + Sohu.com.................................       5,100        101,388
   + Storage Technology.......................      25,900        751,100
   + Synaptics................................      15,600        298,740
   + United Online............................      14,700        258,867
   + WebEx Communications.....................      13,600        295,936
                                                             ------------
                                                               19,511,793
                                                             ------------
     CONSUMER PRODUCTS-1.96%
     3M.......................................      19,100      1,719,191
     Clorox...................................      12,600        677,628
     Fortune Brands...........................      13,300      1,003,219
     Gillette.................................      35,000      1,484,000
   + Kadant...................................       8,900        205,857
     Kimberly-Clark...........................      20,900      1,376,892
     Procter & Gamble.........................      56,400      3,070,416
     Toro.....................................       5,200        364,364
     Tyco International.......................      24,100        798,674
   + United Stationers........................       8,600        341,592
   + Yankee Candle............................       7,900        231,075
                                                             ------------
                                                               11,272,908
                                                             ------------
     CONSUMER SERVICES-0.21%
   + Apollo Group Class A.....................       6,600        582,714
     Healthcare Services Group................      13,950        213,435
     McGrath RentCorp.........................       5,900        218,005
   + Universal Technical Institute............       4,500        179,910
                                                             ------------
                                                                1,194,064
                                                             ------------
     ELECTRONICS & ELECTRICAL EQUIPMENT-0.85%
     Acuity Brands............................      14,600        394,200
   + Artesyn Technologies.....................      27,200        244,800
   + Benchmark Electronics....................       5,700        165,870
     CTS......................................      11,700        141,102
   + Cymer....................................       3,600        134,784
   + Dionex...................................       6,100        336,537
   + Energizer Holdings.......................      16,800        756,000
   + Integrated Electrical Services...........      22,200        178,710

                                Managed Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     ELECTRONICS & ELECTRICAL EQUIPMENT (CONTINUED)
   + Kemet....................................      19,800   $    241,956
   + Paxar....................................      12,300        240,096
     Rockwell Automation......................      25,100        941,501
   + Rofin-Sinar Technologies.................       7,300        185,347
   + Sanmina-SCI..............................      83,700        761,670
   + Stoneridge...............................      10,000        170,000
                                                             ------------
                                                                4,892,573
                                                             ------------
     ENERGY-3.66%
     ChevronTexaco............................      36,900      3,472,659
     ConocoPhillips...........................      20,800      1,586,832
   + Denbury Resources........................      12,700        266,065
     Devon Energy.............................      22,100      1,458,600
     Exxon Mobil..............................     199,500      8,859,795
   + Forest Oil...............................       9,500        259,540
     Holly....................................       9,100        340,340
   + Key Energy Services......................      22,100        208,624
     Magellan Midstream Partners..............       4,100        208,485
   + Magnum Hunter Resources..................      25,700        266,766
   + National-Oilwell.........................      30,300        954,147
   + Noble....................................      30,800      1,167,012
     Occidental Petroleum.....................      20,600        997,246
   + Oceaneering International................      10,100        345,925
   + Stone Energy.............................       4,900        223,832
   + Universal Compression Holdings...........       5,500        168,740
     Vintage Petroleum........................      19,200        325,824
                                                             ------------
                                                               21,110,432
                                                             ------------
     ENVIRONMENTAL SERVICES-0.27%
     Waste Management.........................      51,300      1,572,345
                                                             ------------
                                                                1,572,345
                                                             ------------
     FOOD, BEVERAGE & TOBACCO-2.46%
     Altria Group.............................      66,500      3,328,325
     Anheuser-Busch...........................      47,800      2,581,200
   + Chiquita Brands International............      10,700        223,844
     Coca-Cola................................      47,500      2,397,800
     Kellogg..................................      23,000        962,550
     Kraft Foods Class A......................      34,200      1,083,456
     PepsiCo..................................      31,500      1,697,220
   + Ralcorp Holdings.........................       6,200        218,240
     Ruddick..................................      12,400        278,380
     Sanderson Farms..........................       6,600        353,892
     Sysco....................................      20,900        749,683
     Universal................................       5,900        300,546
                                                             ------------
                                                               14,175,136
                                                             ------------
     HEALTHCARE & PHARMACEUTICALS-9.51%
   + aaiPharma................................      10,500         56,910
     Abbott Laboratories......................      42,600      1,736,376
   + Abgenix..................................      10,100        118,372
   + Adolor...................................      11,700        148,356
   + Advanced Medical Optics..................       8,600        366,102
   + Albany Molecular Research................      13,200        170,676
   + Alkermes.................................      12,600        171,360

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     HEALTHCARE & PHARMACEUTICALS (CONTINUED)
     Alpharma-Class A.........................      12,500   $    256,000
   + American Healthways......................      10,500        279,510
   + American Pharmaceutical Partners.........       6,700        203,546
   + Amgen....................................      53,300      2,908,581
   + Anthem...................................       9,700        868,732
   + Applera Corp-Celera Genomics Group.......      16,300        187,613
   + Apria Healthcare Group...................      10,200        292,740
     Arrow International......................       9,400        281,248
     Beckman Coulter..........................      22,300      1,360,300
     Becton, Dickinson........................      19,800      1,025,640
   + Bio-Rad Laboratories Class A.............       4,500        264,870
     Biomet...................................      29,300      1,302,092
   + Bradley Pharmaceuticals..................       8,700        242,730
     Bristol-Myers Squibb.....................      85,400      2,092,300
   + Candela..................................      17,800        174,440
     Cooper Companies.........................       5,200        328,484
   + CuraGen..................................      34,400        206,744
   + Dade Behring Holdings....................       3,400        161,568
   + Digene...................................       3,400        124,202
   + Enzo Biochem.............................       9,691        145,365
   + Express Scripts Class A..................      17,500      1,386,525
   + Gen-Probe................................       4,800        227,136
   + Genentech................................      25,000      1,405,000
   + Genta....................................      14,800         37,000
   + Geron....................................      13,700        110,833
   + Gilead Sciences..........................      19,300      1,293,100
     GlaxoSmithKline ADR......................      18,500        767,010
     Guidant..................................      25,100      1,402,588
   + Immunogen................................      24,000        146,640
   + INAMED...................................       4,000        251,400
   + Integra LifeSciences Holdings............       7,500        264,525
     Johnson & Johnson........................     100,800      5,614,560
   + Kos Pharmaceuticals......................       3,000         98,910
   + LifePoint Hospitals......................       7,900        294,038
   + Ligand Pharmaceuticals Class B...........      11,000        191,180
   + Medarex..................................      22,400        163,296
   + MedImmune................................      38,900        910,260
     Medtronic................................      30,500      1,485,960
     Mentor...................................       8,800        301,752
     Merck....................................      73,500      3,491,250
   + Molina Healthcare........................       6,000        229,080
     Mylan Laboratories.......................      42,100        852,525
   + Noven Pharmaceuticals....................       9,300        204,786
   + NPS Pharmaceuticals......................       4,200         88,200
   + Ocular Sciences..........................      10,300        391,400
   + Pediatrix Medical Group..................       5,600        391,160
     Pfizer...................................     210,220      7,206,341
     PolyMedica...............................       8,200        254,528
   + Priority Healthcare Class B..............      13,800        316,710
   + Res-Care.................................      30,400        386,080
     Select Medical...........................      12,000        161,040
   + Serologicals.............................      10,200        203,898
   + Sierra Health Services...................      10,000        447,000

                                Managed Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     HEALTHCARE & PHARMACEUTICALS (CONTINUED)
   + Sybron Dental Specialties................      11,500   $    343,275
   + Techne...................................       6,200        269,390
   + Telik....................................      10,200        243,474
   + Tenet Healthcare.........................     120,200      1,611,882
     UnitedHealth Group.......................      30,500      1,898,625
     Vital Signs..............................       5,200        151,008
   + WellPoint Health Networks................       9,400      1,052,894
     West Pharmaceutical Services.............      10,700        452,610
     Wyeth....................................      67,500      2,440,800
                                                             ------------
                                                               54,914,526
                                                             ------------
     INDUSTRIAL MACHINERY-0.72%
   + AGCO.....................................      11,600        236,292
     Applied Industrial Technologies..........      10,300        310,236
     Briggs & Stratton........................       3,300        291,555
     Caterpillar..............................      17,000      1,350,480
     Cummins..................................      14,700        918,750
   + Flowserve................................       8,200        204,508
     Lincoln Electric Holdings................       8,200        279,538
     Tecumseh Products Class A................       5,200        214,188
   + Terex....................................      10,000        341,300
                                                             ------------
                                                                4,146,847
                                                             ------------
     INSURANCE-2.46%
     Allstate.................................      33,700      1,568,735
     American International Group.............      50,800      3,621,024
     AmerUs Group.............................       8,300        343,620
     Berkley (W.R.)...........................      27,900      1,198,305
     Delphi Financial Group Class A...........       7,950        353,775
     Everest Re Group.........................      12,800      1,028,608
     FBL Financial Group Class A..............      11,400        322,164
     Hilb, Rogal & Hobbs......................       8,800        313,984
     Kansas City Life Insurance...............       5,700        239,913
     MetLife..................................      41,500      1,487,775
     Nationwide Financial Services Class A....      25,100        944,011
     Penn-America Group.......................      16,600        232,400
     Presidential Life........................      12,600        227,052
     Prudential Financial.....................      28,900      1,342,983
     RLI......................................       9,600        350,400
   + Triad Guaranty...........................       3,500        203,700
     Vesta Insurance Group....................      59,000        381,730
                                                             ------------
                                                               14,160,179
                                                             ------------
     LEISURE, LODGING & ENTERTAINMENT-0.52%
   + Argosy Gaming............................       9,200        345,920
     Marriott International Class A...........      25,800      1,286,904
   + MGM MIRAGE...............................      20,200        948,188
   + Orbitz Class A...........................       6,000        129,720
   + Penn National Gaming.....................       9,200        305,440
                                                             ------------
                                                                3,016,172
                                                             ------------
     METALS & MINING-0.55%
     Alcoa....................................      35,800      1,182,474
   + Apex Silver Mines........................      10,500        179,025
     Barnes Group.............................       8,200        237,636

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     METALS & MINING (CONTINUED)
     Century Aluminum.........................      10,500   $    260,295
     Freeport-McMoRan Copper & Gold Class B...      15,800        523,770
     Lawson Products..........................       9,100        347,165
     NN.......................................      11,600        147,436
     Worthington Industries...................      15,500        318,215
                                                             ------------
                                                                3,196,016
                                                             ------------
     PACKAGING & CONTAINERS-0.04%
     Chesapeake...............................       9,100        242,788
                                                             ------------
                                                                  242,788
                                                             ------------
     PAPER & FOREST PRODUCTS-0.58%
     International Paper......................      31,200      1,394,640
     Schweitzer-Mauduit International.........       5,400        165,402
     Wausau-Mosinee Paper.....................      23,400        404,820
     Weyerhaeuser.............................      21,800      1,376,016
                                                             ------------
                                                                3,340,878
                                                             ------------
     REITS-1.19%
     American Home Mortgage Investment........      10,900        282,637
     Apartment Investment & Management........      28,600        890,318
     Ashford Hospitality Trust................      24,200        202,070
     Brandywine Realty Trust..................       9,800        266,462
     Equity Inns..............................      30,900        287,061
     Equity Office Properties Trust...........      42,700      1,161,440
     First Industrial Realty Trust............       8,800        324,544
     Glimcher Realty Trust....................      11,800        261,016
     Highwoods Properties.....................       6,500        152,750
     HRPT Properties Trust....................      20,700        207,207
     Maguire Properties.......................      10,400        257,608
     MFA Mortgage Investments.................      24,700        219,830
     Mills....................................      17,300        807,910
     National Health Investors................      13,300        361,627
     Nationwide Health Properties.............       8,000        151,200
     Prentiss Properties Trust................       9,600        321,792
     Senior Housing Properties Trust..........      12,900        216,591
     Shurgard Storage Centers Class A.........       6,600        246,840
     SL Green Realty..........................       4,700        219,960
                                                             ------------
                                                                6,838,863
                                                             ------------
     RETAIL-3.71%
   + Aeropostale..............................      13,950        375,395
   + AnnTaylor Stores.........................       7,300        211,554
     Best Buy.................................      16,600        842,284
   + Brookstone...............................      15,600        312,780
     Christopher & Banks......................      15,700        278,047
   + Conn's...................................       9,100        143,416
     CVS......................................      33,300      1,399,266
     Dollar General...........................      27,800        543,768
   + Electronics Boutique Holdings............       7,900        208,086
     Federated Department Stores..............      18,100        888,710
   + Finish Line Class A......................       7,600        229,292
     Gap......................................      65,000      1,576,250
     Goody's Family Clothing..................      21,200        219,844
     Home Depot...............................     101,700      3,579,839

                                Managed Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     RETAIL (CONTINUED)
   + HOT Topic................................       5,400   $    110,646
     IHOP.....................................       7,000        250,320
   + Insight Enterprises......................      11,300        200,688
     Limited Brands...........................      42,600        796,620
     Lone Star Steakhouse & Saloon............      10,400        282,776
     McDonald's...............................      65,400      1,700,400
     Movado Group.............................      15,400        265,650
     Nu Skin Enterprises Class A..............      13,500        341,820
   + Pacific Sunwear Of California............      14,350        280,830
   + Party City...............................      14,800        184,852
     RadioShack...............................      27,700        793,051
     Saks.....................................      51,400        771,000
   + ShopKo Stores............................      13,900        196,546
     Wal-Mart Stores..........................      52,500      2,769,900
     World Fuel Services......................       9,000        405,720
   + Yum Brands...............................      33,300      1,239,426
                                                             ------------
                                                               21,398,776
                                                             ------------
     SEMICONDUCTORS-1.46%
   + Altera...................................      45,900      1,019,898
   + AMIS Holdings............................       7,900        133,668
   + Axcelis Technologies.....................      17,900        222,676
   + Conexant Systems.........................      53,650        232,305
   + DSP Group................................       6,900        187,956
   + Emulex...................................      18,200        260,442
   + ESS Technology...........................      10,300        110,313
   + FormFactor...............................       7,300        163,885
   + Genesis Microchip........................      11,400        156,978
     Helix Technology.........................      15,100        322,083
   + Kulicke & Soffa Industries...............      17,000        186,320
   + Lam Research.............................      24,000        643,200
     Linear Technology........................      26,100      1,030,167
   + Mattson Technology.......................      15,800        189,916
   + Micrel...................................      11,800        143,370
   + Omnivision Technologies..................      10,600        169,070
   + Photronics...............................      18,200        344,708
   + SigmaTel.................................       5,600        162,736
   + Skyworks Solutions.......................      20,300        177,219
     Texas Instruments........................      85,800      2,074,644
   + TriQuint Semiconductor...................      20,700        113,022
   + Varian Semiconductor Equipment...........       6,100        235,216
   + Vitesse Semiconductor....................      23,000        112,240
                                                             ------------
                                                                8,392,032
                                                             ------------
     TECHNOLOGY/HARDWARE-1.43%
   + Applied Materials........................      53,900      1,057,518
     Intel....................................     261,400      7,214,640
                                                             ------------
                                                                8,272,158
                                                             ------------
     TECHNOLOGY/SOFTWARE-2.73%
     Adobe Systems............................      38,800      1,804,200
   + Avid Technology..........................       4,900        267,393
   + Electronic Arts..........................      25,200      1,374,660
   + FileNet..................................       9,900        312,543

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     TECHNOLOGY/SOFTWARE (CONTINUED)
     Inter-Tel................................      10,600   $    264,682
   + Intuit...................................      31,200      1,203,696
   + JDA Software Group.......................       9,900        130,383
   + Keane....................................       8,600        117,734
   + Lawson Software..........................      36,900        261,252
     Microsoft................................     254,500      7,268,520
   + Oracle...................................     164,400      1,961,292
   + Progress Software........................       9,400        203,698
   + Quality Systems..........................       4,100        201,269
   + Take-Two Interactive Software............      11,400        349,296
                                                             ------------
                                                               15,720,618
                                                             ------------
     TELECOMMUNICATIONS-3.19%
     CenturyTel...............................      22,100        663,884
   + Cisco Systems............................     244,600      5,797,020
   + EMS Technologies.........................       6,000        116,580
   + Juniper Networks.........................      42,200      1,036,854
   + Level 3 Communications...................     134,700        478,185
     Motorola.................................      51,600        941,700
   + NETGEAR..................................       8,900         95,586
   + NEXTEL Communications Class A............      65,400      1,743,564
     Nokia ADR................................      56,100        815,694
   + Plantronics..............................       6,000        252,600
     QUALCOMM.................................       9,900        722,502
   + RF Micro Devices.........................      25,700        192,750
     SBC Communications.......................      79,300      1,923,025
   + Sonus Networks...........................      42,800        204,584
     Spectralink..............................       7,600        113,240
   + Tekelec..................................      15,600        283,452
     Verizon Communications...................      71,400      2,583,966
   + West.....................................      11,200        292,880
   + Wireless Facilities......................      11,300        111,079
                                                             ------------
                                                               18,369,145
                                                             ------------
     TEXTILES, APPAREL & FURNITURE-0.77%
   + Carter's.................................       7,700        224,147
   + Coach....................................      28,700      1,296,953
     Kellwood.................................       7,000        304,850
     NIKE.....................................      20,200      1,530,150
     Stride Rite..............................      21,200        233,836
     Unifirst.................................       7,800        226,902
   + Universal Electronics....................      13,300        233,149
   + Warnaco Group Class A....................      17,200        365,844
                                                             ------------
                                                                4,415,831
                                                             ------------
     TRANSPORTATION & SHIPPING-1.13%
     Alexander & Baldwin......................       8,000        267,600
   + AMR......................................      17,000        205,870
     Arkansas Best............................       7,300        240,316
   + Continental Airlines Class B.............      13,100        148,947
   + ExpressJet Holdings......................      15,300        185,742
     FedEx....................................      23,200      1,895,208
     Hughes Supply............................       5,700        335,901
   + Mesa Air Group...........................      15,200        122,968

                                Managed Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     COMMON STOCK (CONTINUED)
     TRANSPORTATION & SHIPPING (CONTINUED)
   + Offshore Logistics.......................       9,700   $    272,764
     Overnite.................................      10,500        308,700
     Owens & Minor............................      11,900        308,210
   + Pacer International......................      20,400        377,400
     Union Pacific............................      25,900      1,539,755
     Watsco...................................      11,100        311,577
                                                             ------------
                                                                6,520,958
                                                             ------------
     UTILITIES-1.34%
     Black Hills..............................       6,300        198,450
     Cascade Natural Gas......................       7,400        163,318
     Cleco....................................      11,300        203,174
     Dominion Resources.......................      12,200        769,576
     Edison International.....................      48,900      1,250,373
     Exelon...................................      46,400      1,544,656
     Great Plains Energy......................       6,900        204,930
     Middlesex Water..........................       9,000        174,420
     ONEOK....................................      31,700        697,083
     Otter Tail...............................       7,700        206,822
     PPL......................................      20,100        922,590
     TXU......................................      24,400        988,444
     UGI......................................       7,000        224,700
     Westar Energy............................       9,500        189,145
                                                             ------------
                                                                7,737,681
                                                             ------------
     TOTAL COMMON STOCK
      (COST $286,303,921).....................                366,516,789
                                                             ------------
                                                PRINCIPAL
                                                  AMOUNT
                                                 (U.S.$)
     CORPORATE BONDS-13.02%
     AUTOMOBILES & AUTOMOTIVE PARTS-0.59%
     Ford Motor 7.45% 7/16/31.................  $1,110,000      1,061,052
     General Motors
      7.125% 7/15/13..........................     205,000        210,894
      8.375% 7/15/33..........................   1,810,000      1,921,274
     Johnson Controls 5.00% 11/15/06..........     215,000        223,364
                                                             ------------
                                                                3,416,584
                                                             ------------
     BANKING & FINANCE-3.60%
*++# Ares Leveraged Investment Fund 144A 5.84%
      10/31/05................................     750,000        742,500
     Bear Stearns 4.65% 7/2/18................     745,000        654,193
  *# Bombardier Capital 144A 3.363% 5/30/13...     575,000        572,164
     Citigroup 5.875% 2/22/33.................     595,000        562,735
     Credit Suisse First Boston USA 6.125%
      11/15/11................................     835,000        880,161
   # ERAC USA Finance 144A 7.35% 6/15/08......   1,570,000      1,736,099
   # FGIC 144A 6.00% 1/15/34..................     585,000        569,544
     Ford Motor Credit
      5.625% 10/1/08..........................     590,000        595,685
      7.00% 10/1/13...........................     560,000        566,255
      7.25% 10/25/11..........................     240,000        250,984
     Franklin Resources 3.70% 4/15/08.........     590,000        581,404

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     CORPORATE BONDS (CONTINUED)
     BANKING & FINANCE (CONTINUED)
     General Electric Capital 5.45% 1/15/13...  $  895,000   $    908,981
   # Glencore Funding 144A 6.00% 4/15/14......     670,000        622,569
     GMAC
      6.75% 1/15/06...........................     700,000        733,762
      7.25% 3/2/11............................     370,000        388,839
      8.00% 11/1/31...........................     450,000        462,359
     Goldman Sachs Group
      5.25% 10/15/13..........................     455,000        442,596
      6.345% 2/15/34..........................   1,505,000      1,417,842
     Household Finance 4.125% 12/15/08........     725,000        715,363
     International Lease Finance 5.875%
      5/1/13..................................     320,000        328,638
   # Mizuho Finance Group 144A 5.79% 4/15/14..   1,910,000      1,880,967
     Morgan Stanley
      4.75% 4/1/14............................     915,000        845,804
      5.30% 3/1/13............................     185,000        182,360
     National Rural Utilities Cooperative
      Finance 3.875% 2/15/08..................     710,000        708,581
     Popular North America 4.25% 4/1/08.......     995,000        995,308
  *# Premium Asset Series 04-01 144A 1.27%
      2/6/06..................................     420,000        420,180
   # Rabobank Capital Funding II 144A 5.26%
      12/29/49................................     540,000        523,509
     Regions Financial 6.375% 5/15/12.........     800,000        857,297
     UFJ Finance Aruba 6.75% 7/15/13..........     650,000        673,278
                                                             ------------
                                                               20,819,957
                                                             ------------
     BUILDING & MATERIALS-0.18%
   # Lone Star Industries 144A 8.85%
      6/15/05.................................     120,000        124,713
     Valspar 6.00% 5/1/07.....................     395,000        417,513
     York International 6.625% 8/15/06........     440,000        467,325
                                                             ------------
                                                                1,009,551
                                                             ------------
     CABLE, MEDIA & PUBLISHING-0.79%
     CSC Holdings 10.50% 5/15/16..............     335,000        377,713
     Historic TW 8.18% 8/15/07................     695,000        777,156
     IAC/InterActiveCorp 6.75% 11/15/05.......     675,000        701,695
     Liberty Media 3.50% 9/25/06..............     400,000        399,486
     Lodgenet Entertainment 9.50% 6/15/13.....     285,000        312,788
     Thomson Multimedia 5.75% 2/1/08..........     390,000        411,896
     Time Warner 7.70% 5/1/32.................     830,000        909,441
     Time Warner Entertainment 8.375%
      3/15/23.................................     570,000        666,848
                                                             ------------
                                                                4,557,023
                                                             ------------
     CHEMICALS-0.04%
     Lyondell Chemical 9.875% 5/1/07..........     210,000        220,500
                                                             ------------
                                                                  220,500
                                                             ------------
     CONSUMER PRODUCTS-0.10%
   # Fortune Brands 144A 7.125% 11/1/04.......     575,000        584,301
                                                             ------------
                                                                  584,301
                                                             ------------
     CONSUMER SERVICES-0.03%
     Corrections Corporation of America 7.50%
      5/1/11..................................     170,000        172,550
                                                             ------------
                                                                  172,550
                                                             ------------

                                Managed Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     CORPORATE BONDS (CONTINUED)
     ELECTRONICS & ELECTRICAL EQUIPMENT-0.07%
     Jabil Circuit 5.875% 7/15/10.............  $  380,000   $    393,034
                                                             ------------
                                                                  393,034
                                                             ------------
     ENERGY-1.27%
     CenterPoint Energy Resources 7.75%
      2/15/11.................................     300,000        333,759
     Halliburton 5.50% 10/15/10...............   1,260,000      1,276,406
     Hornbeck Offshore Services 10.625%
      8/1/08..................................     405,000        443,981
     Kinder Morgan Energy Partners
      7.75% 3/15/32...........................     175,000        194,757
      8.00% 3/15/05...........................     125,000        129,574
     Northern Border Pipeline 6.25% 5/1/07....     385,000        412,898
     Pacific Gas & Electric 6.05% 3/1/34......   1,380,000      1,302,278
     Tesoro Petroleum 8.00% 4/15/08...........     380,000        408,500
     Transocean Sedco Forex 6.75% 4/15/05.....     650,000        666,980
     USX
      9.125% 1/15/13..........................     325,000        407,517
      9.375% 2/15/12..........................     660,000        831,324
     Valero Energy 6.125% 4/15/07.............     305,000        323,393
     Valero Logistics 6.05% 3/15/13...........     565,000        579,323
                                                             ------------
                                                                7,310,690
                                                             ------------
     FOOD, BEVERAGE & TOBACCO-0.81%
     Kraft Foods
      4.00% 10/1/08...........................     845,000        833,464
      5.625% 11/1/11..........................     495,000        504,310
   # Miller Brewing 144A 5.50% 8/15/13........   1,260,000      1,266,643
     Nabisco 6.85% 6/15/05....................     410,000        423,995
     Safeway 6.15% 3/1/06.....................     245,000        256,269
     Universal 6.50% 2/15/06..................     310,000        326,311
     UST
      6.625% 7/15/12..........................     750,000        813,497
      8.80% 3/15/05...........................     240,000        249,647
                                                             ------------
                                                                4,674,136
                                                             ------------
     HEALTHCARE & PHARMACEUTICALS-0.63%
     Boston Scientific 5.45% 6/15/14..........     330,000        332,645
     Glaxosmithkline Capital 5.375% 4/15/34...     310,000        283,026
     Medco Health Solutions 7.25% 8/15/13.....   1,135,000      1,217,297
     Schering-Plough 6.50% 12/1/33............     630,000        628,391
     Wyeth 5.50% 2/1/14.......................   1,235,000      1,182,214
                                                             ------------
                                                                3,643,573
                                                             ------------
     INSURANCE-0.57%
     Aegon NV 4.75% 6/1/13....................     190,000        181,546
     Allstate 5.35% 6/1/33....................      75,000         66,169
   # Farmers Insurance 144A 8.625% 5/1/24.....   1,125,000      1,263,243
     Harleysville Group 5.75% 7/15/13.........     205,000        190,723
   # Liberty Mutual 144A 7.00% 3/15/34........     575,000        560,488
   # Oil Insurance 144A 5.15% 8/15/33.........     995,000        997,352
                                                             ------------
                                                                3,259,521
                                                             ------------
     LEISURE, LODGING & ENTERTAINMENT-0.05%
     MGM Mirage 9.75% 6/1/07..................     275,000        301,813
                                                             ------------
                                                                  301,813
                                                             ------------

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     CORPORATE BONDS (CONTINUED)
     METALS & MINING-0.11%
     Barrick Gold Finance 7.50% 5/1/07........  $  490,000   $    539,172
     Newmont Gold 8.91% 1/5/09................      79,587         86,783
                                                             ------------
                                                                  625,955
                                                             ------------
     PACKAGING & CONTAINERS-0.02%
   # Portola Packaging 144A 8.25% 2/1/12......     120,000         96,600
                                                             ------------
                                                                   96,600
                                                             ------------
     REITS-0.10%
     Developers Diversified Realty 4.625%
      8/1/10..................................     445,000        427,862
     Felcor Lodging 10.00% 9/15/08............     153,000        162,180
                                                             ------------
                                                                  590,042
                                                             ------------
     RETAIL-0.42%
     Kohl's 7.25% 6/1/29......................     380,000        424,783
     Lowe's Companies 7.50% 12/15/05..........     805,000        857,648
     Michaels Stores 9.25% 7/1/09.............     335,000        368,500
     Wendy's International 6.35% 12/15/05.....     710,000        744,627
                                                             ------------
                                                                2,395,558
                                                             ------------
     TELECOMMUNICATIONS-1.50%
     AT&T
      7.50% 6/1/06............................     280,000        296,055
      8.05% 11/15/11..........................     550,000        565,477
      8.75% 11/15/31..........................     335,000        327,831
     Citizens Communications 8.50% 5/15/06....     385,000        410,360
     MCI 5.908% 5/1/07........................     200,000        194,500
     PanAmSat 8.50% 2/1/12....................     140,000        159,600
   # Singapore Telecommunications 144A 7.375%
      12/1/31.................................   1,335,000      1,486,403
     Sprint Capital
      4.78% 8/17/06...........................     325,000        331,455
      6.375% 5/1/09...........................     270,000        286,247
      7.625% 1/30/11..........................      80,000         88,554
      8.375% 3/15/12..........................     525,000        604,273
      8.75% 3/15/32...........................     665,000        777,133
     Verizon New York
      6.875% 4/1/12...........................     225,000        241,589
      7.375% 4/1/32...........................     935,000        987,135
     Verizon Virginia 4.625% 3/15/13..........   1,125,000      1,052,301
     Verizon Wireless 5.375% 12/15/06.........     780,000        813,645
                                                             ------------
                                                                8,622,558
                                                             ------------
     TRANSPORTATION & SHIPPING-0.38%
     American Airlines 6.817% 5/23/11.........     845,000        753,119
     Continental Airlines
      6.503% 6/15/11..........................     640,000        596,939
      7.033% 6/15/11..........................     439,891        356,439
     Continental Airlines Series A 7.875%
      7/2/18..................................     120,000        112,760
     Delta Air Lines 7.299% 9/18/06...........     540,000        344,280
                                                             ------------
                                                                2,163,537
                                                             ------------
     UTILITIES-1.76%
     Avista
      7.75% 1/1/07............................     405,000        438,573
      9.75% 6/1/08............................     335,000        395,300

                                Managed Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     CORPORATE BONDS (CONTINUED)
     UTILITIES (CONTINUED)
     Avista Capital Trust III 6.50% 4/1/34....  $  140,000   $    135,275
     Boston Gas 8.87% 1/5/05..................     350,000        361,762
     Consumers Energy 6.00% 3/15/05...........     705,000        721,564
     Detroit Edison 5.05% 10/1/05.............     725,000        743,270
     Exelon Generation 6.95% 6/15/11..........     540,000        592,083
     FPL Group Capital 3.25% 4/11/06..........   1,040,000      1,043,638
     Oncor Electric Delivery 7.00% 5/1/32.....     225,000        242,748
   # Power Contract Financing 144A
      5.20% 2/1/06............................     619,872        623,924
      6.256% 2/1/10...........................     745,000        759,533
     PSEG Energy Holdings 7.75% 4/16/07.......     405,000        426,263
     PSEG Power 8.625% 4/15/31................     365,000        447,124
     SCANA 7.44% 10/19/04.....................     500,000        507,832
     Sempra Energy
      4.75% 5/15/09...........................     470,000        473,338
      6.925% 7/1/04...........................     530,000        530,000
     Southern California Edison 6.00%
      1/15/34.................................     470,000        451,862
     Southern Capital 5.30% 2/1/07............     285,000        300,572
     TECO Energy 7.20% 5/1/11.................      35,000         34,563
     TNP Enterprises 10.25% 4/1/10............     150,000        156,000
     TXU Energy 7.00% 3/15/13.................     355,000        387,213
   # Williams Gas Pipelines Central 144A
      7.375% 11/15/06.........................     400,000        429,500
                                                             ------------
                                                               10,201,937
                                                             ------------
     TOTAL CORPORATE BONDS
      (COST $74,693,960)......................                 75,059,420
                                                             ------------
  ** COMMERCIAL PAPER-6.54%
     Barton Capital 1.141% 7/6/04.............   7,200,000      7,198,860
     General Electric Capital 1.064% 7/7/04...   5,000,000      4,999,117
     Moat Funding 1.076% 9/14/04..............   5,000,000      4,985,135
     Morgan Stanley 1.121% 7/7/04.............   2,900,000      2,899,459
     Nestle Capital 1.055% 9/10/04............   1,800,000      1,794,998
     Private Export Funding 1.045% 8/31/04....   3,000,000      2,993,066
     Sheffield Receivables 1.50% 7/1/04.......   4,200,000      4,200,000
     Sigma Finance 1.076% 9/7/04..............   5,700,000      5,684,983
     Steamboat Funding 1.351% 7/19/04.........   3,000,000      2,997,975
                                                             ------------
     TOTAL COMMERCIAL PAPER
      (COST $37,763,730)......................                 37,753,593
                                                             ------------
     U.S. TREASURY OBLIGATIONS-4.47%
     U.S. Treasury Bonds 5.375% 2/15/31.......   2,120,000      2,138,800
     U.S. Treasury Inflation Index Notes
      1.875% 7/15/13..........................     844,388        834,394
      2.00% 1/15/14...........................   1,963,486      1,952,443
      3.625% 1/15/08..........................   1,146,116      1,252,894

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     U.S. TREASURY OBLIGATIONS (CONTINUED)
     U.S. Treasury Notes
      2.25% 4/30/06...........................  $9,150,000   $  9,090,315
      2.25% 2/15/07...........................   1,655,000      1,623,259
      2.625% 3/15/09..........................   1,350,000      1,284,926
      3.00% 2/15/09...........................   3,685,000      3,571,859
      3.125% 4/15/09..........................     145,000        140,928
      3.25% 1/15/09...........................     785,000        770,159
      3.375% 12/15/08.........................      60,000         59,255
      4.00% 6/15/09...........................     565,000        570,010
      4.75% 5/15/14...........................   2,440,000      2,466,213
                                                             ------------
     TOTAL U.S. TREASURY OBLIGATIONS
      (COST $25,884,850)......................                 25,755,455
                                                             ------------
     AGENCY MORTGAGE-BACKED SECURITIES-2.74%
     Fannie Mae Balloon 7 Years 4.50%
      10/1/10.................................     689,441        687,717
     Fannie Mae Relocation 30 Years 5.00%
      1/1/34..................................     357,532        348,594
     Fannie Mae S.F. 15 Years 4.50% 7/1/19....   1,725,000      1,685,648
      5.00% 7/1/19............................   3,595,000      3,599,495
      5.50% 7/1/19............................     830,000        848,934
      6.00% 4/1/17............................     442,186        461,393
      6.50% 3/1/17............................     109,422        115,680
     Fannie Mae S.F. 30 Years
      5.00% 7/1/34............................   3,570,000      3,448,397
      5.50% 3/1/29............................     670,997        672,674
      5.50% 4/1/29............................     958,192        960,587
      6.00% 7/1/34............................     185,000        188,873
      6.50% 3/1/34............................     290,000        301,963
      7.50% 6/1/31............................     486,223        521,322
     Freddie Mac Relocation 30 Years 5.00%
      9/1/33..................................     783,827        765,701
     Freddie Mac S.F. 15 Years 5.00% 7/1/18...     385,193        386,517
     Freddie Mac S.F. 30 Years 6.00%
      10/1/29.................................     700,723        719,773
     GNMA 7.50% 1/15/32.......................      95,000        102,511
                                                             ------------
     TOTAL AGENCY MORTGAGE-BACKED SECURITIES
      (COST $15,687,727)......................                 15,815,779
                                                             ------------
                                                NUMBER OF
                                                  SHARES
     EXCHANGE TRADED FUNDS-1.86%
     S & P 500 Depositary Receipt.............      93,700     10,721,154
                                                             ------------
     TOTAL EXCHANGE TRADED FUNDS
      (COST $9,756,045).......................                 10,721,154
                                                             ------------
                                                PRINCIPAL
                                                  AMOUNT
                                                 (U.S.$)
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-1.82%
     Bank of America Alternative Loan Trust
      Series 03-10 2A1 6.00% 12/25/33.........  $  717,400        709,956
      Series 04-2 1A1 6.00% 3/25/34...........     623,974        628,158

                                Managed Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
   * Bank of America Mortgage Securities
      Series 03-D 1A2 3.428% 5/25/33..........  $   56,417   $     56,031
      Series 03-I 2A4 3.828% 10/25/33.........     705,000        701,926
      Series 04-A 1A1 3.474% 2/25/34..........     404,996        403,351
      Series 04-E 1A1 3.559% 6/25/34..........     584,255        577,644
     CS First Boston Mortgage Securities
      Series 04-1 3A1 7.00% 2/25/34...........     359,348        377,572
     Deutsche Mortgage Securities Pass-Through
      Trust Series 04-4 1A2 4.01% 4/25/34.....     370,000        369,364
     First Horizon Asset Securities
      Pass-Through Trust Series 03-5 1A17
      8.00% 7/25/33...........................     217,467        229,531
   # GSMPS Mortgage Loan Trust Series 98-3 A
      7.75% 9/19/27...........................     230,509        247,842
     GSR Mortgage Home Loan Trust Series 04-2F
      6A1 7.00% 1/25/34.......................     207,554        217,073
   * Master Adjustable Rate Mortgages Trust
      Series 03-6 1A2 3.10% 12/25/33..........     530,000        524,577
     Master Alternative Loan Trust
      Series 03-6 3A1 8.00% 9/25/33...........     224,187        236,447
      Series 03-9 1A 15.50% 12/25/18..........     683,225        696,035
     Nomura Asset Acceptance
      Series 04-AP1 A2 3.238% 3/25/34.........     730,000        722,358
      Series 04-AP2 A2 4.099% 7/25/34.........     430,000        429,194
     Residential Asset Mortgage Products
      04-RZ2 AI3 4.30% 1/25/31................     345,000        347,426
     Residential Funding Mortgage Securities
      Series 04-S5 1A7 5.25% 4/25/34..........     387,779        387,294
     Washington Mutual
   *  Series 03-AR4 A7 3.95% 5/25/33..........     341,051        339,699
      Series 03-S1 A1 5.00% 4/25/33...........      86,526         86,494
      Series 04-AR7 A6 3.963% 7/25/34.........     600,000        578,625
     Wells Fargo Mortgage Backed Securities
      Trust
   *  Series 03-K 2A5 4.521% 11/25/33.........     435,000        409,776
   *  Series 03-M A1 4.753% 12/25/33..........     765,364        739,725
      Series 04-I 1A1 3.399% 7/25/34..........     490,000        487,550
                                                             ------------
     TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS
      (COST $10,603,635)......................                 10,503,648
                                                             ------------
     ASSET-BACKED SECURITIES-1.63%
 ++# Alliance Capital Funding
      Series 1 A3 144A 5.84% 2/15/10..........     266,255        270,249
     AmeriCredit Automobile Receivables Trust
      Series 01-C A4 5.01% 7/14/08............     755,000        772,885
     Ameriquest Mortgage Securities Series
      03-5 A2 2.43% 7/25/33...................     319,231        319,210
     Capital One Multi-Asset Execution Trust
      Series 03-C2 C2 4.32% 4/15/09...........     265,000        267,977
      Series 03-C4 C4 6.00% 8/15/13...........   1,030,000      1,061,456
 ++# Carlyle High Yield Partners CBO
      Series 1 D1 144A 12.24% 5/31/07.........   1,000,000      1,022,000

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     ASSET-BACKED SECURITIES (CONTINUED)
   # Cendent Timeshare Receivables Funding LLC
      Series 2004-1A A1 144A 3.67% 5/20/16....  $  456,599   $    454,211
     Citibank Credit Card Issuance Trust
      Series 03-A7 A7 4.15% 7/7/17............     370,000        336,028
   # Countrywide Asset-Backed Certificates
      Series 2004-BC1N Note 144A 5.50%
      4/25/35.................................     252,596        251,720
     Freddie Mac Structure Pass Through
      Securities Series T-50 A3 2.182%
      9/27/07.................................     114,804        114,686
   # Home Equity Asset Trust Series 03-5 Nim
      144A 7.50% 1/27/34......................     193,268        194,234
     Home Equity Asset Trust Series 2003-7N A
      5.25% 4/27/34...........................     358,230        357,334
     Honda Auto Receivables Owner Trust Series
      04-2 A4 3.81% 10/15/09..................     520,000        520,541
 ++# Magnetite Asset Investor
      Series 3 C1 144A 8.786% 1/31/08.........     250,000        260,000
     Mid-State Trust Series 11 A1 4.864%
      7/15/38.................................     204,948        191,537
 ++# RHYNO CBO Delaware
      Series 1997-1 A2 144A 6.33% 9/15/09.....   1,105,433      1,138,596
   # Sail Net Interest Margin Notes Series
      03-10A A 7.50% 10/27/33.................     103,753        104,758
 ++# Sankaty Market Value
      Series 3 B1 144A CDO 7.379% 4/30/09.....     350,000        371,210
   # Sharp
      Series 03-HE1N N 144A 6.90% 11/25/33....     212,050        213,110
      Series 04-2N Note 144A 7.00% 1/25/34....     304,078        304,078
   # Sierra Receivables Funding Company Series
      03-1A 144A 3.09% 1/15/14................     265,351        262,910
      Series 03-2A A1 144A 3.03% 9/15/15......     373,564        367,615
   # Sky Financial Medical Series 01-B 144A
      5.55% 7/15/12...........................     232,408        236,837
                                                             ------------
     TOTAL ASSET-BACKED SECURITIES
      (COST $9,440,426).......................                  9,393,182
                                                             ------------
     AGENCY OBLIGATIONS-1.29%
     Fannie Mae
      2.625% 1/19/07..........................   1,075,000      1,054,450
      4.625% 10/15/13.........................   3,130,000      3,019,533
     Federal Home Loan Bank 3.875% 8/22/08....   1,435,000      1,424,441
     Freddie Mac
      1.875% 2/15/06..........................      70,000         68,984
      2.875% 5/15/07..........................     840,000        827,847
      4.875% 11/15/13.........................      45,000         44,184
      6.25% 7/15/32...........................     965,000      1,019,919
                                                             ------------
     TOTAL AGENCY OBLIGATIONS
      (COST $7,666,950).......................                  7,459,358
                                                             ------------
     MUNICIPAL BONDS-1.10%
     California State 5.00% 2/1/33............     265,000        253,915
     California State Economic
      5.00% 7/1/06............................     255,000        269,507
      5.25% 7/1/13............................     235,000        257,863

                                Managed Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     MUNICIPAL BONDS (CONTINUED)
     Colorado Department Trans Revenue 5.00%
      12/15/13 (FGIC).........................  $  640,000   $    693,018
   * Forsyth, Montana Pollution Control
      Revenue (Portland General Project)
      Series A 5.20% 5/1/33...................     405,000        421,026
     Golden State Tobacco Securitization 5.50%
      6/1/43..................................     300,000        296,895
     Illinois State Taxable Pension 5.10%
      6/1/33..................................     490,000        437,511
     Long Island, New York Power Authority
      Series A 5.00% 6/1/08...................     415,000        439,755
     Metropolitan Washington District of
      Columbia Airport Authority 5.00% 10/1/34
      (FSA)...................................     400,000        383,664
     Puerto Rico Public Buildings Authority
      Revenue 5.25% 7/1/33....................     725,000        726,117
     State of Oregon 5.892% 6/1/27............   1,060,000      1,071,278
     West Virginia Economic Development
      Authority
      5.37% 7/1/20 (MBIA).....................     145,000        140,998
      6.07% 7/1/26............................     530,000        525,553
     Wisconsin State General Revenue 5.70%
      5/1/26 (FSA)............................     420,000        413,011
                                                             ------------
     TOTAL MUNICIPAL BONDS
      (COST $6,384,550).......................                  6,330,111
                                                             ------------
     INTEREST BEARING CERTIFICATE OF DEPOSIT-0.87%
     First Tennessee Bank 1.05% 7/12/04.......   5,000,000      4,999,598
                                                             ------------
     TOTAL INTEREST BEARING CERTIFICATE OF
      DEPOSIT
      (COST $5,000,000).......................                  4,999,598
                                                             ------------
     FOREIGN BONDS-0.80%
     AUSTRALIA-0.02%
   # SingTel Optus Finance Property 144A
      8.125% 6/15/09..........................     125,000        143,768
                                                             ------------
                                                                  143,768
                                                             ------------
     CANADA-0.12%
     Hydro Quebec 6.30% 5/11/11...............     655,000        714,343
                                                             ------------
                                                                  714,343
                                                             ------------
     CAYMAN ISLANDS-0.31
 ++# Juniper CBO Series 1999-1A
      A1 144A 6.83% 4/15/11...................     775,000        806,000
   # STRIP Series 2003-1A Afix 144A 3.308%
      3/24/18.................................     983,989        964,506
                                                             ------------
                                                                1,770,506
                                                             ------------
     CHILE-0.11%
     Empresa Nacional de Petroleo 6.75%
      11/15/12................................     615,000        661,048
                                                             ------------
                                                                  661,048
                                                             ------------

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S.$)       (U.S.$)
     FOREIGN BONDS (CONTINUED)
     MEXICO-0.21%
     Telefonos de Mexico
      4.50% 11/19/08..........................  $  980,000   $    956,235
      8.25% 1/26/06...........................     160,000        171,852
                                                             ------------
                                                                1,128,087
                                                             ------------
     NETHERLANDS-0.03%
     Telefonica Europe 7.35% 9/15/05..........     175,000        184,485
                                                             ------------
                                                                  184,485
                                                             ------------
     TOTAL FOREIGN BONDS
      (COST $4,668,469).......................                  4,602,237
                                                             ------------
     AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.71%
     Fannie Mae Grantor Trust Series 01-T8 A2
      9.50% 7/25/41...........................     357,772        401,613
     Fannie Mae Whole Loan Series 04-W9 6.50%
      2/25/44.................................     685,000        714,113
     Freddie Mac Series 2764 TG 5.00%
      3/15/34.................................     625,000        557,587
     Freddie Mac Structure Pass Through
      Securities Series T-58 2A 6.50%
      9/25/43.................................     783,316        818,321
     GNMA
      Series 02 62 B 4.763% 1/16/25...........     460,000        458,654
      Series 03-5 B 4.486% 10/16/25...........     715,000        703,670
      Series 02-61 BA 4.648% 3/16/26..........     460,000        460,507
                                                             ------------
     TOTAL AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS
      (COST $4,130,649).......................                  4,114,465
                                                             ------------
     COMMERCIAL MORTGAGE-BACKED SECURITIES-0.48%
     Banc of America Commercial Mortgage
      Series 04-2 A2
      3.52% 11/10/38..........................     515,000        495,427
     Bear Stearns Commercial Mortgage
      Securities Trust Series 04-PWR4 A2
      5.286% 6/11/41..........................     660,000        666,448
     Greenwich Capital Commercial Funding
      Series 04-GG1 A7
      5.317% 6/10/36..........................     665,000        665,311
   # Merrill Lynch Mortgage Trust
      Series 2002-MW1 J 144A
      5.695% 7/12/34..........................     275,000        234,589
   # Prudential Securities Secured Financing
      Series 1998 C1-J 144A
      7.382% 5/15/13..........................     460,000        411,233
   # Salomon Brothers Mortgage Securities
      Series 99 C1-J 144A
      7.00% 5/18/32...........................     380,000        317,604
                                                             ------------
     TOTAL COMMERCIAL MORTGAGE-BACKED
      SECURITIES
      (COST $2,683,989).......................                  2,790,612
                                                             ------------

                                Managed Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)
     PREFERRED STOCK-0.17%
   # Centaur Funding 144A 9.08%...............         800   $    999,250
                                                             ------------
     TOTAL PREFERRED STOCK
      (COST $1,009,596).......................                    999,250
                                                             ------------
     WARRANTS-0.00%
  +# Solutia 144A.............................       1,465             15
                                                             ------------
     TOTAL WARRANTS
      (COST $124,625).........................                         15
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-101.07% (COST
 $501,803,122)..............................................  $582,814,666
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.07%)##...    (6,188,624)
                                                              ------------
NET ASSETS APPLICABLE TO 39,679,550 SHARES
 OUTSTANDING-100.00%........................................  $576,626,042
                                                              ============
NET ASSET VALUE-MANAGED FUND STANDARD CLASS
 ($576,615,732 / 39,678,840 SHARES).........................       $14.532
                                                              ============
NET ASSET VALUE-MANAGED FUND SERVICE CLASS ($10,310 / 709.67
 SHARES)....................................................       $14.528
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:***
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $541,623,039
Undistributed net investment income.........................     6,111,025
Accumulated net realized loss on investments................   (50,154,649)
Net unrealized appreciation of investments..................    79,046,627
                                                              ------------
Total net assets............................................  $576,626,042
                                                              ============

------------------

  + Non-income producing security for the period ended June 30,
    2004.
 ++ The security is being fair valued in accordance with the Fund's fair valuation policy. See Note #1 in "Notes to Financial Statements." At June 30, 2004, seven securities were fair valued which represented 0.80% of the Fund's net assets.
  # Securities exempt from registration under 144A of the securities Act of 1933. See Note #7 in "Notes to Financial
    Statements."
  * Variable Rate Notes-The interest rate shown is the rate as of June 30, 2004.
 ** Rate disclosed is yield at time of purchase.
*** See Note #4 in "Notes to Financial Statements."
 ## Includes cash pledged as collateral for financial futures contracts.

ADR-American Depositary Receipts

CBO-Collateralized Bond Obligation

CDO-Collateralized Debt Obligation

FGIC-Insured by the Financial Guaranty Insurance Company

FSA-Insured by Financial Security Assurance

GNMA-Government National Mortgage Association

MBIA-Insured by the Municipal Bond Insurance Association

REIT-Real Estate Investment Trust

                             See accompanying notes

                                Managed Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest................................................  $  4,017,909
Dividends...............................................     2,894,859
                                                          ------------
                                                             6,912,768
                                                          ------------
EXPENSES:
Management fees.........................................     1,156,591
Accounting and administration expenses..................       144,640
Reports and statements to shareholders..................        54,359
Custodian fees..........................................        16,714
Professional fees.......................................        15,348
Trustees' fees..........................................         2,586
Distribution expenses-Service Class.....................             3
Other...................................................        30,041
                                                          ------------
                                                             1,420,282
Less expense paid indirectly............................        (1,687)
                                                          ------------
Total expenses..........................................     1,418,595
                                                          ------------
NET INVESTMENT INCOME...................................     5,494,173
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
 Investments............................................    16,062,264
 Futures contracts......................................       177,023
                                                          ------------
Net realized gain.......................................    16,239,287
Net change in unrealized appreciation/depreciation of
 investments............................................   (10,771,929)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.........     5,467,358
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $ 10,961,531
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED           YEAR
                                              6/30/04         ENDED
                                            (UNAUDITED)      12/31/03
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  5,494,173   $ 10,285,173
Net realized gain on investments:.........    16,239,287     20,540,665
Net change in unrealized
 appreciation/depreciation of
 investments..............................   (10,771,929)    81,373,985
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    10,961,531    112,199,823
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (1,447,896)   (11,662,562)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     4,222,581      5,857,479
 Service Class............................        10,000              -
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................     1,447,896     11,662,562
                                            ------------   ------------
                                               5,680,477     17,520,041
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (25,842,336)   (55,609,650)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (20,161,859)   (38,089,609)
                                            ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS.....   (10,648,224)    62,447,652
NET ASSETS:
Beginning of period.......................   587,274,266    524,826,614
                                            ------------   ------------
End of period (including undistributed net
 investment income of $6,111,025 and
 $1,530,235, respectively)................  $576,626,042   $587,274,266
                                            ============   ============

                             See accompanying notes

                                Managed Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 MANAGED FUND STANDARD CLASS
                             SIX MONTHS
                                ENDED
                             6/30/04(1)                                            YEAR ENDED
                             (UNAUDITED)        12/31/03(2)        12/31/02(3)        12/31/01(4)        12/31/00        12/31/99
                             ----------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period.................   $   14.299         $ 11.881           $ 13.825           $ 16.918          $ 18.910        $ 18.971

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income(5)...        0.136            0.245              0.347              0.443             0.628           0.622
Net realized and unrealized
 gain (loss) on
 investments...............        0.133            2.458             (1.878)            (0.631)           (0.865)          0.767
                              ----------         --------           --------           --------          --------        --------
Total from investment
 operations................        0.269            2.703             (1.531)            (0.188)           (0.237)          1.389
                              ----------         --------           --------           --------          --------        --------

LESS DIVIDENDS AND
 DISTRIBUTIONS FROM:
Net investment income......       (0.036)          (0.285)            (0.413)            (0.464)           (0.660)         (0.552)
Net realized gain on
 investments...............           --               --                 --             (2.441)           (1.095)         (0.898)
                              ----------         --------           --------           --------          --------        --------
Total dividends and
 distributions.............       (0.036)          (0.285)            (0.413)            (2.905)           (1.755)         (1.450)
                              ----------         --------           --------           --------          --------        --------

Net asset value, end of
 period....................   $   14.532         $ 14.299           $ 11.881           $ 13.825          $ 16.918        $ 18.910
                              ==========         ========           ========           ========          ========        ========
Total return(6)............        1.89%           22.90%            (11.08%)            (1.58%)           (1.41%)          7.72%

RATIOS AND SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000 omitted).............   $  576,616         $587,274           $524,827           $690,682          $759,875        $927,572
Ratio of expenses to
 average net assets........        0.48%            0.50%              0.47%              0.47%             0.44%           0.42%
Ratio of expenses to
 average net assets prior
 to fees waived and expense
 paid indirectly...........        0.48%            0.50%              0.49%              0.47%             0.44%           0.42%
Ratio of net investment
 income to average net
 assets....................        1.88%            1.90%              2.69%              2.93%             3.46%           3.25%
Ratio of net investment
 income to average net
 assets prior to fees
 waived and expense paid
 indirectly................        1.88%            1.90%              2.67%              2.93%             3.46%           3.25%
Portfolio turnover.........         151%             237%               318%               355%              110%             45%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Managed Fund, Inc. was merged into the Managed Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Managed Fund, Inc.

(3)During the year ended December 31, 2002, Delaware Management Company and Delaware Lincoln Investment Advisers, former adviser, contractually waived a portion of their management fees. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement approved on December 9, 2002.

(4)As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.024, an increase in net realized and unrealized gain (loss) per share of $0.024, and a decrease in the ratio of net investment income to average net assets of 0.17%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(5)The average shares outstanding method has been applied for per share information for the six months ended June 30, 2004 and for the years ended December 31, 2003, 2002, 2001 and 2000.

(6)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                                Managed Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                            MANAGED FUND SERVICE CLASS

                                                             5/19/04(1)
                                                                 TO
                                                               6/30/04
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $14.091

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.118
Net realized and unrealized gain on investments and foreign
 currencies................................................      0.319
                                                               -------
Total from investment operations...........................      0.437
                                                               -------

Net asset value, end of period.............................    $14.528
                                                               =======

Total return(3)............................................      3.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $    10
Ratio of expenses to average net assets....................      0.73%
Ratio of net investment income to average net assets.......      1.79%
Portfolio turnover(4)......................................       151%

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(4)The portfolio turnover is representative for the entire Fund for the six months ended June 30, 2004.

                             See accompanying notes

                                Managed Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to Managed Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class commenced operations on May 19, 2004. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital appreciation plus income) consistent with prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2004, were $1,687. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC) an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $124,734.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004, fees for these services amounted to $19,906.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance

                                Managed Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $187,696
Accounting and Administration Fees Payable to DSC...........    41,543
Administration Fees Payable to Lincoln Life.................     1,250
Distribution Fees Payable to the Companies..................         3

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $263,436,338 and sales of $257,030,602 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2004, the Fund made purchases of $150,772,160 and sales of $146,024,961 of U.S. government securities. At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $510,381,813. At June 30, 2004, net unrealized appreciation was $72,432,853, of which $88,747,854 related to unrealized appreciation of investments and $16,315,001 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                              SIX
                                             MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/04*          12/31/03
                                           ----------        -----------
Ordinary income..........................  $1,447,896        $11,662,562

---------------

*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $541,623,039
Undistributed Ordinary Income...........................      6,111,025
Capital loss carryforwards..............................    (43,540,875)
Unrealized appreciation of investments..................     72,432,853
                                                           ------------
Net assets..............................................   $576,626,042
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to gain (loss) on foreign currency transactions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                       UNDISTRIBUTED            ACCUMULATED
                                       NET INVESTMENT            REALIZED
                                           INCOME               GAIN (LOSS)
                                       --------------           -----------
                                        $534,513                 $(534,513)

At December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $57,619,825 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$6,810,601 expires in 2009 and $50,809,224 expires in 2010.

For the six months ended June 30, 2004, the Fund had capital gains of $14,078,950 which may be offset by the capital loss carryforwards.

                                Managed Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                          SIX MONTHS*
                                             ENDED           YEAR ENDED
                                            6/30/04           12/31/03
                                          -----------        ----------
Shares sold:
 Standard Class.........................     290,448            444,489
 Service Class..........................         710                 --
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class.........................     102,987            863,234
                                          ----------         ----------
                                             394,145          1,307,723
                                          ----------         ----------
Shares repurchased:
 Standard Class.........................  (1,786,961)        (4,409,484)
                                          ----------         ----------
Net decrease............................  (1,392,816)        (3,101,761)
                                          ==========         ==========

------------------
*Service Class shares commenced operations on May 19, 2004.

6. FUTURES CONTRACTS
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Funds' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2004 were as follows:

CONTRACTS                      NOTIONAL                       UNREALIZED
TO SELL                        PROCEEDS     EXPIRATION DATE      LOSS
---------                     -----------   ---------------   -----------
(140) Russell 2000..........  $39,521,955   September 2004    $(1,942,545)
(17) U.S. Treasury 10 Year
 Note.......................    1,836,206   September 2004        (22,372)
                                                              -----------
                                                              $(1,964,917)
                                                              ===========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

7. CREDIT AND MARKET RISK
The Fund may invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

8. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

                                Managed Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                                Managed Fund- 18

                               MONEY MARKET FUND

                          (DELAWARE INVESTMENTS LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Money Market Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- MONEY MARKET FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
    AGENCY OBLIGATIONS-6.03%
    Federal Home Loan Bank
     0.0999% 7/20/04...........................  $15,000,000   $ 15,000,000
    Federal National Mortgage Association-
     Discount Note
     1.07% 7/28/04.............................    6,000,000      5,995,208
                                                               ------------
    TOTAL AGENCY OBLIGATIONS
     (COST $20,995,208)........................                  20,995,208
                                                               ------------
    *DISCOUNT COMMERCIAL PAPER-73.68%
    Abbey National NA
     1.109% 10/4/04............................    7,800,000      7,777,358
    +Amstel Funding
     1.076% 9/20/04............................    8,000,000      7,980,740
    +Barton Capital
     1.141% 7/6/04.............................   15,038,000     15,035,619
    Citigroup Global Markets
     1.059% 7/6/04.............................   17,000,000     16,997,511
    +CRC Funding
     1.152% 7/21/04............................    3,000,000      2,998,083
    Credit Suisse First Boston
     1.211% 7/21/04............................   10,000,000      9,993,278
    +Eiffel Funding
     1.101% 7/9/04.............................    5,000,000      4,998,778
    Fortis Funding
     1.104% 8/16/04............................   10,000,000      9,985,944
    General Electric Capital
     1.064% 7/7/04.............................    5,000,000      4,999,117
     1.116% 9/22/04............................   12,000,000     11,969,290
    Goldman Sachs Group
     1.271% 7/12/04............................    1,500,000      1,499,418
    ING America Insurance
     1.105% 8/26/04............................   15,000,000     14,974,333
    Lloyds TSB Bank
     1.548% 10/25/04...........................   16,000,000     15,920,604
    Metlife Funding
     1.086% 7/14/04............................   15,000,000     14,994,150
    +Moat Funding
     1.076% 9/14/04............................   12,000,000     11,973,250
     1.201% 7/9/04.............................    1,200,000      1,199,680
    Nestle Capital
     1.055% 9/10/04............................   15,200,000     15,168,523

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
    *DISCOUNT COMMERCIAL PAPER (CONTINUED)
    Private Export Funding
     1.045% 8/31/04............................  $10,000,000   $  9,982,378
    +Sheffield Receivables 1.251% 7/9/04.......   10,000,000      9,997,222
    +Sigma Finance
     1.075% 7/16/04............................   10,000,000      9,995,542
     1.076% 9/7/04.............................    7,000,000      6,985,852
    +Steamboat Funding
     1.301% 7/19/04............................   10,000,000      9,993,500
    +Surrey Funding
     1.50% 7/1/04..............................   13,600,000     13,600,000
    +Three Pillars Funding
     1.28% 7/6/04..............................   17,657,000     17,653,862
    Toronto Dominion Holdings
     1.548% 10/27/04...........................   10,000,000      9,949,522
                                                               ------------
    TOTAL DISCOUNT COMMERCIAL PAPER
     (COST $256,623,554).......................                 256,623,554
                                                               ------------
    FLOATING RATE NOTES-8.61%
    Equitable Life Assurance Society
     1.30% 3/21/05.............................   15,000,000     15,000,000
    Lehman Brothers Holdings
     1.25% 5/16/05.............................   15,000,000     15,000,000
                                                               ------------
    TOTAL FLOATING RATE NOTES
     (COST $30,000,000)........................                  30,000,000
                                                               ------------
    INTEREST BEARING CERTIFICATES OF DEPOSIT-11.89%
    First Tennessee Bank
     1.05% 7/12/04.............................    9,400,000      9,400,000
     1.18% 7/15/04.............................    7,000,000      7,000,000
    Mercantile Safe Deposit & Trust
     1.10% 8/13/04.............................    5,000,000      5,000,000
    Wells Fargo Bank
     1.18% 7/15/04.............................   10,000,000     10,000,000
    Wilmington Trust Corporation
     1.25% 7/22/04.............................   10,000,000     10,000,000
                                                               ------------
    TOTAL INTEREST BEARING
     CERTIFICATES OF DEPOSIT
     (COST $41,400,000)........................                  41,400,000
                                                               ------------

                              Money Market Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-100.21% (COST
 $349,018,762)..............................................  $349,018,762
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.21%).....      (720,553)
                                                              ------------
NET ASSETS APPLICABLE TO 34,829,821 SHARES
 OUTSTANDING-100.00%........................................  $348,298,209
                                                              ============
NET ASSET VALUE-MONEY MARKET FUND STANDARD CLASS
 ($320,503,511 / 32,050,351 SHARES).........................       $10.000
                                                              ============
NET ASSET VALUE-MONEY MARKET FUND SERVICE CLASS
 ($27,794,698 / 2,779,470 SHARES)...........................       $10.000
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $348,298,209
                                                              ------------
Total net assets............................................  $348,298,209
                                                              ============

------------------
*Rates disclosed are yields at time of purchase.

+Asset-backed Commercial Paper

                             See accompanying notes

                              Money Market Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest..................................................  $1,958,518
                                                            ----------
EXPENSES:
Management fees...........................................     794,956
Accounting and administration expenses....................      93,550
Reports and statements to shareholders....................      35,701
Distribution expenses-Service Class.......................      30,200
Professional fees.........................................      11,328
Custodian fees............................................       6,287
Trustees' fees............................................       2,586
Other.....................................................       8,863
                                                            ----------
                                                               983,471
Less expense paid indirectly..............................        (191)
                                                            ----------
Total expenses............................................     983,280
                                                            ----------
NET INVESTMENT INCOME.....................................     975,238
                                                            ----------
NET REALIZED GAIN ON INVESTMENTS..........................         141
                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $  975,379
                                                            ==========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED
                                            6/30/04        YEAR ENDED
                                          (UNAUDITED)       12/31/03
                                         -------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income..................  $     975,238   $     3,067,574
Net realized gain on investments.......            141             2,843
                                         -------------   ---------------
Net increase in net assets resulting
 from operations.......................        975,379         3,070,417
                                         -------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................       (937,650)       (3,062,563)
 Service Class.........................        (37,729)           (7,942)
                                         -------------   ---------------
                                              (975,379)       (3,070,505)
                                         -------------   ---------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................    177,051,378     1,171,442,822
 Service Class.........................     53,156,716        20,580,208
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................        937,650         3,066,680
 Service Class.........................         37,729             7,929
                                         -------------   ---------------
                                           231,183,473     1,195,097,639
                                         -------------   ---------------
Cost of shares repurchased:
 Standard Class........................   (208,069,161)   (1,342,996,847)
 Service Class.........................    (37,149,953)       (8,837,932)
                                         -------------   ---------------
                                          (245,219,114)   (1,351,834,779)
                                         -------------   ---------------
Decrease in net assets derived from
 capital share transactions............    (14,035,641)     (156,737,140)
                                         -------------   ---------------
NET DECREASE IN NET ASSETS.............    (14,035,641)     (156,737,228)
NET ASSETS:
Beginning of period....................    362,333,850       519,071,078
                                         -------------   ---------------
End of period (there is no
 undistributed net investment income at
 each period end)......................  $ 348,298,209   $   362,333,850
                                         =============   ===============

                             See accompanying notes

                              Money Market Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     MONEY MARKET FUND STANDARD CLASS
                                          SIX MONTHS
                                             ENDED
                                          6/30/04(1)                                     YEAR ENDED
                                          (UNAUDITED)      12/31/03(2)      12/31/02(3)      12/31/01      12/31/00      12/31/99
                                          ---------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.000         $ 10.000         $ 10.003        $ 10.000      $ 10.000      $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................      0.028            0.068            0.136           0.397         0.590         0.468
                                           --------         --------         --------        --------      --------      --------
Total from investment operations........      0.028            0.068            0.136           0.397         0.590         0.468
                                           --------         --------         --------        --------      --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...................     (0.028)          (0.068)          (0.139)         (0.394)       (0.590)       (0.468)
                                           --------         --------         --------        --------      --------      --------
Total dividends and distributions.......     (0.028)          (0.068)          (0.139)         (0.394)       (0.590)       (0.468)
                                           --------         --------         --------        --------      --------      --------

Net asset value, end of period..........   $ 10.000         $ 10.000         $ 10.000        $ 10.003      $ 10.000      $ 10.000
                                           ========         ========         ========        ========      ========      ========

Total return(4).........................      0.28%            0.68%            1.36%           4.06%         6.06%         4.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)...............................   $320,503         $350,584         $519,071        $430,205      $253,097      $234,676
Ratio of expenses to average net
 assets.................................      0.53%            0.52%            0.49%           0.54%         0.58%         0.59%
Ratio of expenses to average net assets
 prior to fees waived and expense paid
 indirectly.............................      0.53%            0.52%            0.51%           0.54%         0.58%         0.59%
Ratio of net investment income to
 average net assets.....................      0.56%            0.69%            1.35%           3.75%         5.91%         4.68%
Ratio of net investment income to
 average net assets prior to fees waived
 and expense paid indirectly............      0.56%            0.69%            1.33%           3.75%         5.91%         4.68%

------------------
(1)Ratios have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Money Market Fund, Inc. was merged into the Money Market Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Money Market Fund, Inc.

(3)During the year ended December 31, 2002, Delaware Management Company and Delaware Lincoln Investment Advisers, former adviser, contractually waived a portion of their management fees. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement approved on December 9, 2002.

(4)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                              Money Market Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        MONEY MARKET FUND SERVICE CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/15/03(2)
                                                              6/30/04(1)             TO
                                                              (UNAUDITED)         12/31/03
                                                              -----------------------------
Net asset value, beginning of period........................    $10.000           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.016             0.021
                                                                -------           -------
Total from investment operations............................      0.016             0.021
                                                                -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................     (0.016)           (0.021)
                                                                -------           -------
Total dividends and distributions...........................     (0.016)           (0.021)
                                                                -------           -------

Net asset value, end of period..............................    $10.000           $10.000
                                                                =======           =======

Total return(3).............................................      0.16%             0.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $27,795           $11,750
Ratio of expenses to average net assets.....................      0.78%             0.78%
Ratio of net investment income to average net assets........      0.31%             0.34%

------------------
(1)Ratios have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                              Money Market Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to Money Market Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income while providing stability of net asset value and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles in the United States and are consistently followed by the Fund.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2004, were $191. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $79,320.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004, fees for these services amounted to $14,230.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $133,164
Accounting and Administration Fees Payable to DSC...........    26,018
Administration Fees Payable to Lincoln Life.................     5,256
Distribution Fees Payable to the Companies..................    19,084

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

                              Money Market Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
The cost of investments for federal income tax purposes is the same as cost for book purposes.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/04*          12/31/03
                                            ----------        ----------
Ordinary income...........................   $975,379         $3,070,505

---------------

* Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                          SIX MONTHS
                                             ENDED            YEAR ENDED
                                            6/30/04            12/31/03
                                          -----------        ------------
Shares sold:
 Standard Class.........................   17,705,138         117,144,273
 Service Class..........................    5,315,671           2,058,021
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class.........................       93,765             306,668
 Service Class..........................        3,773                 793
                                          -----------        ------------
                                           23,118,347         119,509,755
                                          -----------        ------------
Shares repurchased:
 Standard Class.........................  (20,806,916)       (134,299,685)
 Service Class..........................   (3,714,995)           (883,793)
                                          -----------        ------------
                                          (24,521,911)       (135,183,478)
                                          -----------        ------------
Net decrease............................   (1,403,564)        (15,673,723)
                                          ===========        ============

6. CREDIT RISK
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 100.21% of net assets at June 30, 2004. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

7. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                              Money Market Fund- 7

                             SOCIAL AWARENESS FUND

                          (DELAWARE INVESTMENTS LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Social Awareness Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK-98.46%
    BANKING & FINANCE-16.55%
    American Express..................           123,500   $    6,345,430
    Bank of America...................           299,005       25,301,803
    Bank One..........................            62,000        3,162,000
    Bear Stearns......................            63,700        5,370,547
    Capital One Financial.............            38,700        2,646,306
    CIT Group.........................           146,500        5,609,485
    Citigroup.........................           682,200       31,722,299
    Countrywide Financial.............            82,499        5,795,555
    First Horizon National............            72,900        3,314,763
    Freddie Mac.......................           180,300       11,412,990
    Goldman Sachs Group...............            67,200        6,327,552
    J.P. Morgan Chase.................           247,500        9,595,575
    MBNA..............................           215,900        5,568,061
    Mellon Financial..................           194,600        5,707,618
    Merrill Lynch.....................           154,100        8,318,318
    Morgan Stanley....................           172,500        9,102,825
    PNC Financial Services Group......            50,500        2,680,540
    U.S. Bancorp......................           286,760        7,903,106
    Wachovia..........................           127,700        5,682,650
    Washington Mutual.................           170,500        6,588,120
    Wells Fargo.......................           159,900        9,151,077
    Zions Bancorp.....................            56,000        3,441,200
                                                           --------------
                                                              180,747,820
                                                           --------------
    BASIC INDUSTRY/CAPITAL GOODS-6.82%
  + American Standard.................           218,400        8,803,704
    Emerson Electric..................           208,300       13,237,465
    Johnson Controls..................           140,200        7,483,876
    Lubrizol..........................            60,900        2,230,158
    Masco.............................           193,800        6,042,684
  + National-Oilwell..................           124,000        3,904,760
  + Pactiv............................           274,300        6,841,042
    Praxair...........................           183,000        7,303,530
    Sigma-Aldrich.....................           143,700        8,565,957
    Teleflex..........................           112,500        5,641,875
    York International................           108,600        4,460,202
                                                           --------------
                                                               74,515,253
                                                           --------------
    BUSINESS SERVICES-4.23%
    Clear Channel Communications......           200,070        7,392,587
  + DST Systems.......................            76,400        3,674,076
    FactSet Research Systems..........            42,300        1,999,521
    FedEx.............................           121,100        9,892,659
    Fluor.............................           115,200        5,491,584
  + InterActiveCorp...................           170,700        5,144,898
    Knight Ridder.....................            51,600        3,715,200
  + NEXTEL Communications Class A.....           236,200        6,297,092
    Omnicom Group.....................            34,100        2,587,849
                                                           --------------
                                                               46,195,466
                                                           --------------
    CONSUMER DURABLES-0.83%
    KB HOME...........................            92,400        6,341,412
    Magna International Class A.......            32,200        2,742,474
                                                           --------------
                                                                9,083,886
                                                           --------------

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    CONSUMER NON-DURABLES-7.40%
    Clorox............................           134,100   $    7,211,898
    Coca-Cola Enterprises.............           226,200        6,557,538
    Deluxe............................            89,800        3,906,300
    Ecolab............................           294,000        9,319,800
  + Energizer Holdings................           125,100        5,629,500
    General Mills.....................            72,600        3,450,678
    Gillette..........................           317,600       13,466,240
    Heinz (H.J.)......................           156,200        6,123,040
    Kellogg...........................           194,100        8,123,085
    Pepsi Bottling Group..............           160,700        4,907,778
    Sara Lee..........................           261,800        6,018,782
    Wrigley, (Wm) Jr. ................            96,000        6,052,800
                                                           --------------
                                                               80,767,439
                                                           --------------
    CONSUMER SERVICES-6.42%
    Cendant...........................           218,100        5,339,088
  + Comcast Class A...................           122,900        3,444,887
  + Comcast Special Class A...........           610,680       16,860,875
    Disney (Walt).....................           414,000       10,552,860
  + eBay..............................            37,500        3,448,125
    McDonald's........................           334,800        8,704,800
  + Time Warner.......................           916,850       16,118,223
  + Yum Brands........................           150,500        5,601,610
                                                           --------------
                                                               70,070,468
                                                           --------------
    ENERGY-6.07%
    Apache............................           218,024        9,494,945
  + BJ Services.......................           156,000        7,151,040
    Burlington Resources..............           296,600       10,730,988
    EOG Resources.....................           187,500       11,195,625
  + Newfield Exploration..............           100,000        5,574,000
  + Noble.............................           166,600        6,312,474
    Noble Energy......................           127,200        6,487,200
    ONEOK.............................           154,400        3,395,256
    Questar...........................           154,000        5,950,560
                                                           --------------
                                                               66,292,088
                                                           --------------
    HEALTHCARE & PHARMACEUTICALS-17.20%
    Abbott Laboratories...............           604,400       24,635,343
    Allergan..........................            64,400        5,765,088
  + Amgen.............................           251,700       13,735,269
  + Anthem............................            36,900        3,304,764
    Bard (C.R.).......................            82,600        4,679,290
    Baxter International..............           168,800        5,825,288
    Beckman Coulter...................            97,900        5,971,900
    Becton, Dickinson.................           120,500        6,241,900
    Biomet............................           132,600        5,892,744
  + Express Scripts Class A...........            67,500        5,348,025
  + Genentech.........................           147,300        8,278,260
  + Gilead Sciences...................            86,100        5,768,700
    GlaxoSmithKline ADR...............           452,100       18,744,066
    Guidant...........................           130,900        7,314,692
    Lilly (Eli).......................           295,300       20,644,423
  + MedImmune.........................           186,400        4,361,760
    Medtronic.........................           231,100       11,259,192
    Mylan Laboratories................           151,300        3,063,825
    PerkinElmer.......................           252,000        5,050,080

                            Social Awareness Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
    Quest Diagnostics.................            56,400   $    4,791,180
  + Tenet Healthcare..................           432,850        5,804,519
    UnitedHealth Group................            77,100        4,799,475
  + Wellpoint Health Networks.........            58,900        6,597,389
                                                           --------------
                                                              187,877,172
                                                           --------------
    INSURANCE-3.76%
    Allstate..........................           127,900        5,953,745
    American International Group......           222,450       15,856,236
    Berkley (W.R.)....................           101,400        4,355,130
    Everest Re Group..................            45,200        3,632,272
    Nationwide Financial Services
     Class A..........................            82,200        3,091,542
    Prudential Financial..............           176,200        8,188,014
                                                           --------------
                                                               41,076,939
                                                           --------------
    REAL ESTATE-1.23%
    Apartment Investment &
     Management.......................           173,800        5,410,394
    Equity Office Properties Trust....           193,300        5,257,760
    Mills.............................            57,900        2,703,930
                                                           --------------
                                                               13,372,084
                                                           --------------
    RETAIL-7.40%
    Best Buy..........................           115,900        5,880,766
  + Coach.............................           113,300        5,120,027
    CVS...............................           202,300        8,500,646
    Dollar General....................           100,100        1,957,956
    Federated Department Stores.......            65,400        3,211,140
    Gap...............................           257,000        6,232,250
    Home Depot........................           374,200       13,171,840
  + Kohl's............................           133,700        5,652,836
    Lear..............................            44,100        2,601,459
    Limited Brands....................           153,000        2,861,100
    NIKE..............................            82,700        6,264,525
    Nordstrom.........................           147,600        6,289,236
    RadioShack........................            99,500        2,848,685
    Saks..............................           322,900        4,843,500
    Sysco.............................            74,900        2,686,663
    Walgreen..........................            73,700        2,668,677
                                                           --------------
                                                               80,791,306
                                                           --------------
    TECHNOLOGY-17.65%
    Adobe Systems.....................           144,400        6,714,600
  + Altera............................           161,200        3,581,864
  + Applied Materials.................           194,000        3,806,280
  + Cisco Systems.....................         1,194,000       28,297,800

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
  + Dell..............................           496,100   $   17,770,302
  + Electronic Arts...................            90,700        4,947,685
  + EMC...............................           446,800        5,093,520
    Hewlett-Packard...................           477,701       10,079,491
    Intel.............................         1,048,600       28,941,360
  + Intuit............................           123,000        4,745,340
  + Juniper Networks..................           159,300        3,914,001
  + Lam Research......................            92,400        2,476,320
    Microsoft.........................         1,170,900       33,440,904
    Nokia ADR.........................           300,800        4,373,632
  + Oracle............................           589,500        7,032,735
    Pitney Bowes......................           126,700        5,606,475
    QUALCOMM..........................            49,500        3,612,510
  + SanDisk...........................           148,600        3,223,134
    Sony ADR..........................            73,000        2,777,650
  + Storage Technology................           102,700        2,978,300
    Texas Instruments.................           385,700        9,326,226
                                                           --------------
                                                              192,740,129
                                                           --------------
    TELECOMMUNICATIONS-1.51%
    CenturyTel........................            79,700        2,394,188
  + Level 3 Communications............           486,200        1,726,010
    SBC Communications................           511,800       12,411,150
                                                           --------------
                                                               16,531,348
                                                           --------------
    TRANSPORTATION & SHIPPING-0.20%
    Southwest Airlines................           132,800        2,227,056
                                                           --------------
                                                                2,227,056
                                                           --------------
    UTILITIES-1.19%
    NSTAR.............................            78,500        3,758,580
    Puget Energy......................           173,800        3,807,958
    Telefonos De Mexico ADR...........           162,500        5,406,375
                                                           --------------
                                                               12,972,913
                                                           --------------
    TOTAL COMMON STOCK (COST
     $844,097,322)....................                      1,075,261,367
                                                           --------------
                                              PRINCIPAL
                                               AMOUNT
    *DISCOUNT NOTES-1.87%
    Fannie Mae
      1.188% 7/1/04...................       $20,000,000       20,000,000
      1.14% 7/14/04...................           460,000          459,811
                                                           --------------
    TOTAL DISCOUNT NOTES (COST
     $20,459,811).....................                         20,459,811
                                                           --------------

                            Social Awareness Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-100.33% (COST
 $864,557,133)..............................................  $1,095,721,178
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.33%).....      (3,663,187)
                                                              --------------
NET ASSETS APPLICABLE TO 40,459,043 SHARES
 OUTSTANDING-100.00%........................................  $1,092,057,991
                                                              ==============
NET ASSET VALUE-SOCIAL AWARENESS FUND STANDARD CLASS
 ($1,071,503,617 / 39,696,328 SHARES).......................         $26.993
                                                                     =======
NET ASSET VALUE-SOCIAL AWARENESS FUND SERVICE CLASS
 ($20,554,374 / 762,715 SHARES).............................         $26.949
                                                                     =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:++
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,082,690,793
Undistributed net investment income.........................       7,478,178
Accumulated net realized loss on investments................    (229,275,025)
Net unrealized appreciation of investments..................     231,164,045
                                                              --------------
Total net assets............................................  $1,092,057,991
                                                              ==============

------------------

  + Non-income producing security for the period ended June 30,
    2004.
 ++ See Note #4 in "Notes to Financial Statements."
  * Rates disclosed are yields at time of purchase.

ADR-American Depositary Receipts

                             See accompanying notes

                            Social Awareness Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 7,961,172
Interest.................................................       30,036
                                                           -----------
                                                             7,991,208
                                                           -----------
EXPENSES:
Management fees..........................................    1,908,943
Accounting and administration expenses...................      225,394
Reports and statements to shareholders...................       47,709
Distribution expenses-Service Class......................       16,581
Custodian fees...........................................       16,288
Professional fees........................................       12,738
Trustees' fees...........................................        2,586
Other....................................................       42,478
                                                           -----------
                                                             2,272,717
Less expense paid indirectly.............................         (265)
                                                           -----------
Total expenses...........................................    2,272,452
                                                           -----------
NET INVESTMENT INCOME....................................    5,718,756
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.........................   33,308,685
Net change in unrealized appreciation/depreciation of
 investments.............................................    1,234,269
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........   34,542,954
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $40,261,710
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                            6/30/04         YEAR ENDED
                                          (UNAUDITED)        12/31/03
                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income..................  $    5,718,756   $    9,197,558
Net realized gain (loss) on
 investments...........................      33,308,685      (12,385,211)
Net change in unrealized
 appreciation/depreciation of
 investments...........................       1,234,269      262,998,168
                                         --------------   --------------
Net increase in net assets resulting
 from operations.......................      40,261,710      259,810,515
                                         --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................               -       (7,960,206)
 Service Class.........................               -          (24,150)
                                         --------------   --------------
                                                      -       (7,984,356)
                                         --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................      30,286,467       24,671,299
 Service Class.........................      14,564,098        6,998,441
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................               -        7,960,206
 Service Class.........................               -           24,150
                                         --------------   --------------
                                             44,850,565       39,654,096
                                         --------------   --------------
Cost of shares repurchased:
 Standard Class........................     (60,673,761)     (79,612,538)
 Service Class.........................      (1,723,836)        (170,089)
                                         --------------   --------------
                                            (62,397,597)     (79,782,627)
                                         --------------   --------------
Decrease in net assets derived from
 capital share transactions............     (17,547,032)     (40,128,531)
                                         --------------   --------------
NET INCREASE IN NET ASSETS.............      22,714,678      211,697,628
NET ASSETS:
Beginning of period....................   1,069,343,313      857,645,685
                                         --------------   --------------
End of period (including undistributed
 net investment income of $7,478,178
 and $1,759,422, respectively).........  $1,092,057,991   $1,069,343,313
                                         ==============   ==============

                             See accompanying notes

                            Social Awareness Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                      SOCIAL AWARENESS FUND STANDARD CLASS
                                                SIX MONTHS
                                                   ENDED
                                                6/30/04(1)                   YEAR ENDED
                                                (UNAUDITED)        12/31/03(2)        12/31/02(3)
                                                -------------------------------------------------
Net asset value, beginning of period..........  $   26.001         $   19.875           $ 25.810

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4)......................       0.140              0.222              0.233
Net realized and unrealized gain (loss) on
 investments..................................       0.852              6.099             (5.951)
                                                ----------         ----------           --------
Total from investment operations..............       0.992              6.321             (5.718)
                                                ----------         ----------           --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.........................           -             (0.195)            (0.217)
Net realized gain on investments..............           -                  -                  -
                                                ----------         ----------           --------
Total dividends and distributions.............           -             (0.195)            (0.217)
                                                ----------         ----------           --------

Net asset value, end of period................  $   26.993         $   26.001           $ 19.875
                                                ==========         ==========           ========

Total return(5)...............................       3.81%             31.86%            (22.14%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).......  $1,071,504         $1,062,079           $857,646
Ratio of expenses to average net assets.......       0.42%              0.43%              0.40%
Ratio of expenses to average net assets prior
 to fees waived and expense paid indirectly...       0.42%              0.43%              0.42%
Ratio of net investment income to average net
 assets.......................................       1.06%              0.99%              1.03%
Ratio of net investment income to average net
 assets prior to fees waived and expense paid
 indirectly...................................       1.06%              0.99%              1.01%
Portfolio turnover............................         60%                60%                32%

                                                     SOCIAL AWARENESS FUND STANDARD CLASS

                                                                  YEAR ENDED
                                                 12/31/01          12/31/00          12/31/99
                                                ----------------------------------------------
Net asset value, beginning of period..........  $   37.208        $   44.292        $   40.283
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4)......................       0.227             0.267             0.319
Net realized and unrealized gain (loss) on
 investments..................................      (2.822)           (3.549)            5.649
                                                ----------        ----------        ----------
Total from investment operations..............      (2.595)           (3.282)            5.968
                                                ----------        ----------        ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.........................      (0.174)           (0.282)           (0.296)
Net realized gain on investments..............      (8.629)           (3.520)           (1.663)
                                                ----------        ----------        ----------
Total dividends and distributions.............      (8.803)           (3.802)           (1.959)
                                                ----------        ----------        ----------
Net asset value, end of period................  $   25.810        $   37.208        $   44.292
                                                ==========        ==========        ==========
Total return(5)...............................      (9.50%)           (8.33%)           15.44%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).......  $1,274,803        $1,510,276        $1,946,179
Ratio of expenses to average net assets.......       0.40%             0.38%             0.38%
Ratio of expenses to average net assets prior
 to fees waived and expense paid indirectly...       0.40%             0.38%             0.38%
Ratio of net investment income to average net
 assets.......................................       0.75%             0.64%             0.79%
Ratio of net investment income to average net
 assets prior to fees waived and expense paid
 indirectly...................................       0.75%             0.64%             0.79%
Portfolio turnover............................         49%               76%               24%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Social Awareness Fund, Inc. was merged into the Social Awareness Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Social Awareness Fund, Inc.

(3)During the year ended December 31, 2002, Delaware Management Company and Vantage Investment Advisers, former adviser, contractually waived a portion of their management fees. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement approved on December 9, 2002.

(4)The average shares outstanding method has been applied for per share information.

(5)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                            Social Awareness Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                      SOCIAL AWARENESS FUND SERVICE CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/15/03(2)
                                                              6/30/04(1)             TO
                                                              (UNAUDITED)         12/31/03
                                                              -----------------------------
Net asset value, beginning of period........................    $25.991            $21.631

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................      0.107              0.107
Net realized and unrealized gain on investments.............      0.851              4.419
                                                                -------            -------
Total from investment operations............................      0.958              4.526
                                                                -------            -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................          -             (0.166)
                                                                -------            -------
Total dividends and distributions...........................          -             (0.166)
                                                                -------            -------

Net asset value, end of period..............................    $26.949            $25.991
                                                                =======            =======

Total return(4).............................................      3.69%             20.97%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $20,554            $ 7,265
Ratio of expenses to average net assets.....................      0.67%              0.68%
Ratio of net investment income to average net assets........      0.81%              0.72%
Portfolio turnover..........................................        60%                60%(5)

------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(5) The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                            Social Awareness Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to Social Awareness Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2004 were $265. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $210,564.

Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004 fees for these services amounted to $14,830.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

                            Social Awareness Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $313,590
Accounting and Administration Fees Payable to DSC...........    70,514
Administration Fees Payable to Lincoln Life.................     1,250
Distribution Fees Payable to the Companies..................    10,321

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $322,701,386 and sales of $329,085,519 of investment securities other than short-term investments. At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $867,928,567. At June 30, 2004, net unrealized appreciation was $227,792,611 of which $252,576,740 related to unrealized appreciation of investments and $24,784,129 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/04           12/31/03
                                            ----------        ----------
Ordinary income...........................     $  -           $7,984,356

In addition, the Fund estimated an ordinary income consent dividend of $1,711,655 for the year ended December 31, 2003. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................  $1,082,690,793
Undistributed ordinary income...........................       7,478,178
Capital loss carryforwards..............................    (225,903,591)
Unrealized appreciation of investments..................     227,792,611
                                                          --------------
Net assets..............................................  $1,092,057,991
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

At December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $259,164,509 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$13,009,416 expires in 2009, $236,695,597 expires in 2010 and $9,459,496 expires in 2011.

For the six months ended June 30, 2004, the Fund had capital gains of $33,260,918, which may be offset by the capital loss carryforwards.

                            Social Awareness Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/04           12/31/03
                                            ----------        ----------
Shares sold:
 Standard Class...........................  1,135,294          1,094,728
 Service Class............................    548,297            285,253
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class...........................          -            323,467
 Service Class............................          -                981
                                            ----------        ----------
                                            1,683,591          1,704,429
                                            ----------        ----------
Shares repurchased:
 Standard Class...........................  (2,286,794)       (3,721,571)
 Service Class............................    (65,087)            (6,729)
                                            ----------        ----------
                                            (2,351,881)       (3,728,300)
                                            ----------        ----------
Net decrease..............................   (668,290)        (2,023,871)
                                            ==========        ==========

6. MARKET RISK
The fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

7. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                            Social Awareness Fund- 9

                           SPECIAL OPPORTUNITIES FUND

                          (DELAWARE INVESTMENTS LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Special Opportunities Fund
                               Semiannual Report
                               June 30, 2004

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- SPECIAL OPPORTUNITIES FUND

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK-96.58%
    AUTOMOBILES & AUTOMOTIVE PARTS-0.68%
    Harsco...................................       81,900   $  3,849,300
                                                             ------------
                                                                3,849,300
                                                             ------------
    BANKING & FINANCE-12.77%
    American Capital Strategies..............       63,100      1,768,062
    AmSouth Bancorporation...................      108,900      2,773,683
    Associated Banc-Corp.....................      124,500      3,688,935
    Astoria Financial........................       71,300      2,608,154
    Bear Stearns.............................       62,000      5,227,220
    CIT Group................................       93,200      3,568,628
    Comerica.................................       64,100      3,517,808
    Compass Bancshares.......................       91,900      3,951,700
    Countrywide Financial....................       78,799      5,535,629
    Cullen Frost Bankers.....................       37,600      1,682,600
    Edwards (A.G.)...........................       58,400      1,987,352
    First Horizon National...................       96,200      4,374,214
    Independence Community Bank..............       58,400      2,125,760
    Manulife Financial (Canada)..............       86,763      3,513,902
    Marshall & Ilsley........................       73,800      2,884,842
    Northern Trust...........................       77,500      3,276,700
    Popular..................................       90,800      3,883,516
    Raymond James Financial..................       77,700      2,055,165
    SouthTrust...............................       76,900      2,984,489
    TCF Financial............................       49,900      2,896,695
    Union Planters...........................      130,000      3,875,300
    Zions Bancorporation.....................       72,100      4,430,545
                                                             ------------
                                                               72,610,899
                                                             ------------
    BASIC INDUSTRY/CAPITAL GOODS-12.34%
    Bemis....................................       70,000      1,977,500
    Boise Cascade............................       64,300      2,420,252
    Cummins..................................       57,000      3,562,500
    Eastman Chemical.........................       66,800      3,088,164
    Eaton....................................        9,800        634,452
    Engelhard................................       66,900      2,161,539
    Georgia-Pacific..........................      132,400      4,896,152
    Goodrich.................................       83,800      2,709,254
    Ingersoll-Rand Class A...................       21,200      1,448,172
  + Jacobs Engineering Group.................       39,800      1,567,324
    Johnson Controls.........................       90,400      4,825,552
    Lubrizol.................................       58,600      2,145,932
    Nucor....................................       39,500      3,032,020
    PACCAR...................................       54,000      3,131,460
    Parker Hannifin..........................       60,500      3,597,330
    PPG Industries...........................       63,500      3,968,115
    Praxair..................................       54,200      2,163,122
    Rockwell Automation......................      121,300      4,549,963
    Rohm & Haas..............................       34,900      1,451,142
    RPM International........................      139,500      2,120,400
    Sherwin-Williams.........................       63,700      2,646,735
    Sigma-Aldrich............................       30,000      1,788,300
    Sonoco Products..........................       94,900      2,419,950
    SPX......................................       58,900      2,735,316

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    BASIC INDUSTRY/CAPITAL GOODS (CONTINUED)
    Textron..................................       75,700   $  4,492,795
    Vulcan Materials.........................       12,000        570,600
                                                             ------------
                                                               70,104,041
                                                             ------------
    BUSINESS SERVICES-4.53%
    Belo Class A.............................      129,700      3,482,445
  + Computer Sciences........................       77,200      3,584,396
    Donnelley (R.R.) & Sons..................       38,700      1,277,874
    Deluxe...................................       54,300      2,362,050
    Electronic Data Systems..................      110,000      2,106,500
    Hearst-Argyle Television.................       67,000      1,727,260
  + Interpublic Group........................       49,400        678,262
    Knight Ridder............................       32,200      2,318,400
    Monsanto.................................       54,200      2,086,700
    Republic Services Class A................      120,300      3,481,482
  + Sirius Satellite Radio...................      845,000      2,602,600
                                                             ------------
                                                               25,707,969
                                                             ------------
    CONSUMER DURABLES-3.40%
    Borg Warner..............................       56,200      2,459,874
    Centex...................................       63,200      2,891,400
    D.R. Horton..............................      124,150      3,525,860
    Delphi...................................      200,000      2,136,000
    KB HOME..................................       44,400      3,047,172
    Lear.....................................       54,200      3,197,258
    Magna International Class A (Canada).....       23,800      2,027,046
                                                             ------------
                                                               19,284,610
                                                             ------------
    CONSUMER NON-DURABLES-6.00%
    Archer-Daniels-Midland...................      134,100      2,250,198
  + Constellation Brands.....................      108,600      4,032,318
    Eastman Kodak............................      126,000      3,399,480
  + Energizer Holdings.......................       68,000      3,060,000
    Fortune Brands...........................       80,200      6,049,486
    Hasbro...................................      123,000      2,337,000
    Hershey Foods............................       60,000      2,776,200
    R.J. Reynolds Tobacco Holdings...........       71,000      4,798,890
  + Scholastic...............................       62,500      1,871,875
    Tyson Food Class A.......................      168,900      3,538,455
                                                             ------------
                                                               34,113,902
                                                             ------------
    CONSUMER SERVICES-1.81%
  + Cablevision Systems Class A..............       62,500      1,228,125
  + Mediacom Communications..................      270,800      2,117,656
  + Service International....................      449,700      3,314,289
    ServiceMaster............................      190,300      2,344,496
    Wendy's International....................       36,300      1,264,692
                                                             ------------
                                                               10,269,258
                                                             ------------
    ENERGY-7.74%
    Amerada Hess.............................       37,000      2,930,030
    Chesapeake Energy........................      251,800      3,706,496
    ENSCO International......................      123,100      3,582,210
    Equitable Resources......................       76,300      3,945,473

                         Special Opportunities Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    ENERGY (CONTINUED)
    Kerr-McGee...............................       74,000   $  3,978,980
    Marathon Oil.............................      131,600      4,979,744
  + Newfield Exploration.....................       69,200      3,857,208
    Questar..................................       49,000      1,893,360
  + Rowan....................................      153,600      3,737,088
    Unocal...................................      137,700      5,232,600
    Valero Energy............................       54,500      4,019,920
    Williams.................................      175,000      2,082,500
                                                             ------------
                                                               43,945,609
                                                             ------------
    HEALTHCARE & PHARMACEUTICALS-4.28%
    Aetna....................................       31,300      2,660,500
    Bausch & Lomb............................       34,900      2,270,943
  + Genesis HealthCare.......................       72,600      2,108,304
  + Health Net Class A.......................      101,100      2,679,150
    Hillenbrand Industries...................       46,500      2,810,925
  + Lincare Holdings.........................       61,600      2,024,176
  + MedImmune................................       68,100      1,593,540
    Mylan Laboratories.......................       81,100      1,642,275
  + Tenet Healthcare.........................      220,600      2,958,246
    Universal Health Services Class B........       40,700      1,867,723
    Valeant Pharmaceuticals..................       83,800      1,676,000
                                                             ------------
                                                               24,291,782
                                                             ------------
    INSURANCE-8.57%
    AMBAC Financial Group....................       25,700      1,887,408
    American Financial Group.................       57,300      1,751,661
    AON......................................       24,000        683,280
    Berkley (W.R.)...........................       79,000      3,393,050
    Cigna....................................       44,400      3,055,164
    Everest Re Group.........................       19,000      1,526,840
    Fidelity National Financial..............      109,210      4,077,901
    Jefferson-Pilot..........................       33,500      1,701,800
    Loews....................................       62,000      3,717,520
    MBIA.....................................       89,900      5,135,088
    Nationwide Financial Services Class A....       59,600      2,241,556
    Old Republic International...............      115,800      2,746,776
    PMI Group................................       30,900      1,344,768
    Protective Life..........................       71,000      2,745,570
    Radian Group.............................       28,200      1,350,780
    Saint Paul...............................      103,500      4,195,890
    Stancorp Financial Group.................       45,000      3,015,000
    Torchmark................................       76,000      4,088,800
                                                             ------------
                                                               48,658,852
                                                             ------------
    LEISURE, LODGING & ENTERTAINMENT-1.81%
  + Caesars Entertainment....................      271,900      4,078,500
    Marriott International Class A...........       77,400      3,860,712
    Starwood Hotels & Resorts Worldwide......       52,000      2,332,200
                                                             ------------
                                                               10,271,412
                                                             ------------
    REAL ESTATE-6.12%
    Apartment Investment & Management........       79,300      2,468,609
    Archstone-Smith Trust....................      144,400      4,235,252

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    REAL ESTATE (CONTINUED)
    Boston Properties........................       60,600   $  3,034,848
    Duke Realty..............................      107,400      3,416,394
    Equity Residential Properties Trust......      148,200      4,405,986
    Kimco Realty.............................       58,800      2,675,400
    Mack-Cali Realty.........................       63,200      2,615,216
    New Plan Excel Realty Trust..............      109,900      2,567,264
    ProLogis.................................       65,000      2,139,800
    Simon Property Group.....................       67,400      3,465,708
    St. Joe..................................       94,700      3,759,590
                                                             ------------
                                                               34,784,067
                                                             ------------
    RETAIL -- 5.58%
    Albertson's..............................      102,800      2,728,312
  + AnnTaylor Stores.........................      129,450      3,751,461
  + AutoNation...............................      147,200      2,517,120
  + Barnes & Noble...........................      118,400      4,023,232
    Claire's Stores..........................       81,400      1,766,380
    CVS......................................       75,100      3,155,702
    Federated Department Stores..............      115,000      5,646,500
    Saks.....................................      153,900      2,308,500
    Sears, Roebuck...........................       99,900      3,772,224
  + Take-Two Interactive Software............       66,000      2,022,240
                                                             ------------
                                                               31,691,671
                                                             ------------
    TECHNOLOGY-8.37%
    Adobe Systems............................       47,300      2,199,450
  + Agilent Technologies.....................      134,400      3,935,232
  + Alliant Techsystems......................       24,000      1,520,160
  + Apple Computer...........................       59,300      1,929,622
  + Avnet....................................       97,300      2,208,710
  + Citrix Systems...........................       85,400      1,738,744
  + Cypress Semiconductor....................      110,300      1,565,157
  + International Rectifier..................       78,300      3,243,186
  + NCR......................................       64,000      3,173,760
    Pitney Bowes.............................       37,200      1,646,100
  + Polycom..................................      111,300      2,494,233
  + Sanmina..................................      272,500      2,479,750
    Scientific-Atlanta.......................       44,400      1,531,800
    Seagate Technology.......................       77,000      1,111,110
  + Siebel Systems...........................      122,000      1,302,960
  + Storage Technology.......................      130,100      3,772,900
    Symbol Technologies......................      264,700      3,901,678
    Tektronix................................       92,400      3,143,448
  + Teradyne.................................       72,300      1,641,210
  + Thermo Electron..........................       98,500      3,027,890
                                                             ------------
                                                               47,567,100
                                                             ------------
    TELECOMMUNICATIONS-1.86%
  + Avaya....................................      119,000      1,879,010
    CenturyTel...............................      103,100      3,097,124
  + Lucent Technologies......................    1,079,300      4,079,754
  + UTStarcom................................       49,500      1,497,375
                                                             ------------
                                                               10,553,263
                                                             ------------

                         Special Opportunities Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    TEXTILES, APPAREL & FURNITURE-1.56%
    Furniture Brands International...........      119,800   $  3,000,990
    Limited Brands...........................      191,500      3,581,050
    Reebok International.....................       63,100      2,270,338
                                                             ------------
                                                                8,852,378
                                                             ------------
    TRANSPORTATION & SHIPPING-1.17%
  + AMR......................................      111,600      1,351,476
    Canadian National Railway (Canada).......       52,050      2,268,860
    CSX......................................       44,000      1,441,880
    Hunt (J.B.) Transportation Services......       18,900        729,162
    Norfolk Southern.........................       31,200        827,424
                                                             ------------
                                                                6,618,802
                                                             ------------
    UTILITIES-7.99%
    Consolidated Edison......................       54,300      2,158,968
    DTE Energy...............................       56,000      2,270,240
    Edison International.....................      199,900      5,111,443
    El Paso..................................      407,500      3,211,100
    Energy East..............................      116,000      2,813,000
    Great Plains Energy......................       69,500      2,064,150

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    UTILITIES (CONTINUED)
    KeySpan..................................       87,000   $  3,192,900
  + PG&E.....................................      108,500      3,031,490
    PPL......................................       93,000      4,268,700
    Public Service Enterprise Group..........      113,300      4,535,399
    Sempra Energy............................      107,000      3,684,010
    TXU......................................      152,200      6,165,622
    Wisconsin Energy.........................       88,000      2,869,680
                                                             ------------
                                                               45,376,702
                                                             ------------
    TOTAL COMMON STOCK
     (COST $424,081,908).....................                 548,551,617
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
  * COMMERCIAL PAPER-2.26%
    UBS Finance 1.42% 7/1/04.................  $12,855,000     12,855,000
                                                             ------------
    TOTAL COMMERCIAL PAPER
     (COST $12,855,000)......................                  12,855,000
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-98.84% (COST
 $436,936,908)..............................................   561,406,617
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.16%.......     6,612,962
                                                              ------------
NET ASSETS APPLICABLE TO 17,847,896 SHARES
 OUTSTANDING-100.00%........................................  $568,019,579
                                                              ============
NET ASSET VALUE-SPECIAL OPPORTUNITIES FUND STANDARD CLASS
 ($568,008,761 / 17,847,556 SHARES).........................       $31.826
                                                              ============
NET ASSET VALUE-SPECIAL OPPORTUNITIES FUND SERVICE CLASS
 ($10,817.63 / 340 SHARES)..................................       $31.817
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $425,990,542
Undistributed net investment income**.......................     5,654,783
Accumulated net realized gain on investments................    11,903,986
Net unrealized appreciation of investments and foreign
 currencies.................................................   124,470,268
                                                              ------------
Total net assets............................................  $568,019,579
                                                              ============

------------------
 +Non-income producing security for the period ended June 30, 2004.

 *Rate disclosed is yield at time of purchase.

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

                             See accompanying notes

                         Special Opportunities Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 5,235,499
Interest.................................................       25,338
Foreign tax withheld.....................................       (1,357)
                                                           -----------
                                                             5,259,480
                                                           -----------
EXPENSES:
Management fees..........................................    1,109,936
Accounting and administration expenses...................      130,932
Reports and statements to shareholders...................       30,401
Professional fees........................................       12,324
Custodian fees...........................................        9,801
Trustees' fees...........................................        2,586
Distribution expenses-Service Class......................            3
Other....................................................        8,455
                                                           -----------
                                                             1,304,438
Less expense paid indirectly.............................         (177)
                                                           -----------
Total expenses...........................................    1,304,261
                                                           -----------
NET INVESTMENT INCOME....................................    3,955,219
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain on:
 Investments.............................................   26,754,301
 Foreign currencies......................................           59
                                                           -----------
Net realized gain........................................   26,754,360
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................    6,581,172
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   33,335,532
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $37,290,751
                                                           ===========

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/04       YEAR ENDED
                                            (UNAUDITED)      12/31/03
                                            ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income.....................  $  3,955,219   $  7,189,387
Net realized gain on investments and
 foreign currencies.......................    26,754,360      8,601,813
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................     6,581,172    122,584,528
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    37,290,751    138,375,728
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................             -     (6,035,654)
                                            ------------   ------------
                                                       -     (6,035,654)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     7,075,419      6,960,156
 Service Class............................        10,000              -
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................             -      6,035,654
                                            ------------   ------------
                                               7,085,419     12,995,810
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (17,526,617)   (44,150,273)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (10,441,198)   (31,154,463)
                                            ------------   ------------
NET INCREASE IN NET ASSETS................    26,849,553    101,185,611
NET ASSETS:
Beginning of period.......................   541,170,026    439,984,415
                                            ------------   ------------
End of period (including undistributed net
 investment income of $5,654,783 and
 $1,699,505, respectively)................  $568,019,579   $541,170,026
                                            ============   ============

                             See accompanying notes

                         Special Opportunities Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            SPECIAL OPPORTUNITIES FUND STANDARD CLASS
                                SIX MONTHS
                                   ENDED
                                6/30/04(1)                                 YEAR ENDED
                                (UNAUDITED)        12/31/03(2)        12/31/02(3)        12/31/01        12/31/00        12/31/99
                                -------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.......................   $ 29.753           $ 22.471           $ 26.006          $ 25.846        $ 28.225        $ 33.416

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(4)......      0.219              0.390              0.418             0.431           0.536           0.482
Net realized and unrealized
 gain (loss) on investments
 and foreign currencies.......      1.854              7.227             (3.467)            0.098           3.153          (1.779)
                                 --------           --------           --------          --------        --------        --------
Total from investment
 operations...................      2.073              7.617             (3.049)            0.529           3.689          (1.297)
                                 --------           --------           --------          --------        --------        --------
LESS DIVIDENDS AND
 DISTRIBUTIONS FROM:
Net investment income.........          -             (0.335)            (0.365)           (0.369)         (0.494)         (0.373)
Net realized gain on
 investments..................          -                  -             (0.121)                -          (5.574)         (3.521)
                                 --------           --------           --------          --------        --------        --------
Total dividends and
 distributions................          -             (0.335)            (0.486)           (0.369)         (6.068)         (3.894)
                                 --------           --------           --------          --------        --------        --------

Net asset value, end of
 period.......................   $ 31.826           $ 29.753           $ 22.471          $ 26.006        $ 25.846        $ 28.225
                                 ========           ========           ========          ========        ========        ========

Total return(5)...............      6.97%             33.99%            (11.75%)            2.16%          16.04%          (4.48%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).....................   $568,009           $541,170           $439,984          $539,870        $536,287        $665,642
Ratio of expenses to average
 net assets...................      0.47%              0.52%              0.47%             0.48%           0.49%           0.44%
Ratio of expenses to average
 net assets prior to fees
 waived and expense paid
 indirectly...................      0.47%              0.52%              0.49%             0.48%           0.49%           0.44%
Ratio of net investment income
 to average net assets........      1.43%              1.56%              1.67%             1.65%           2.15%           1.46%
Ratio of net investment income
 to average net assets prior
 to fees waived and expense
 paid indirectly..............      1.43%              1.56%              1.65%             1.65%           2.15%           1.46%
Portfolio turnover............        53%                80%                55%               73%             75%             96%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Special Opportunities Fund, Inc. was merged into the Special Opportunities Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Special Opportunities Fund, Inc.

(3)During the year ended December 31, 2002, Delaware Management Company and Vantage Investment Advisers, former adviser, contractually waived a portion of their management fees. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement approved on December 9, 2002.

(4)The average shares outstanding method has been applied for per share information for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001 and 2000.

(5)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

                             See accompanying notes

                         Special Opportunities Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                    SPECIAL OPPORTUNITIES FUND SERVICE CLASS

                                                             5/19/04(1)
                                                                 TO
                                                               6/30/04
                                                             (UNAUDITED)
                                                             -----------
Net asset value, beginning of period.......................    $29.412

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................      0.048
Net realized and unrealized gain on investments and foreign
 currencies................................................      2.357
                                                               -------
Total from investment operations...........................      2.405
                                                               -------

Net asset value, end of period.............................    $31.817
                                                               =======

Total return(3)............................................      8.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $    11
Ratio of expenses to average net assets....................      0.71%
Ratio of net investment income to average net assets.......      1.32%
Portfolio turnover(4)......................................        53%

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

(4)The portfolio turnover is representative for the entire Fund for the six months ended June 30, 2004.

                             See accompanying notes

                         Special Opportunities Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 11 Series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, and Special Opportunities Fund. These financial statements and the related notes pertain to Special Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares commenced operations on May 19, 2004. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The earnings credits for the six months ended June 30, 2004 were $177. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2004, fees for these services amounted to $117,102.

                         Special Opportunities Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to the Administration Agreement, The Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2004, fees for these services amounted to $13,830.

Pursuant to the distribution plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Lincoln Variable Insurance Products Trust entered into a distribution agreement with the Companies whereby the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $183,230
Accounting and Administration Fees Payable to DSC...........    37,401
Administration Fees Payable to Lincoln Life.................     1,250
Distribution Fees Payable to the Companies..................         3

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $145,314,151 and sales of $168,391,420 of investment securities other than short-term investments. At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $437,065,142. At June 30, 2004, net unrealized appreciation was $124,341,475, of which $130,206,191 related to unrealized appreciation of investments and $5,864,716 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                           SIX MONTHS           YEAR
                                             ENDED             ENDED
                                            6/30/04           12/31/03
                                           ----------        ----------
Ordinary income..........................  $       -         $6,035,654

In addition, the Fund estimated an ordinary income consent dividend of $970,139 for the year ended December 31, 2003. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $425,990,542
Undistributed ordinary income...........................      5,654,783
Undistributed long-term capital gain....................     12,032,220
Unrealized appreciation of investments..................    124,342,034
                                                           ------------
Net assets..............................................   $568,019,579
                                                           ============

At December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $14,369,510 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$14,369,510 expires in 2010.

For the six months ended June 30, 2004, the Fund had capital gains of $26,754,301, which may be offset by the capital loss carryforwards.

                         Special Opportunities Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS*
                                                  ENDED           YEAR ENDED
                                                 6/30/04           12/31/03
                                               -----------        ----------
Shares sold:
 Standard Class..............................    230,489             267,024
 Service Class...............................        340                  --
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................         --             216,262
                                                --------          ----------
                                                 230,829             483,286
                                                --------          ----------
Shares repurchased:
 Standard Class..............................   (571,863)         (1,874,219)
                                                --------          ----------
Net decrease.................................   (341,034)         (1,390,933)
                                                ========          ==========

------------------
*Service Class shares commenced operations on May 19, 2004.

6. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Variable Insurance Products Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2004, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

For a free copy of each fund's proxy voting guidelines and information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at www.sec.gov.

                         Special Opportunities Fund- 9

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a) Audit Fees

Not Applicable.

(b) Audit-Related Fees

Not Applicable.

(c) Tax Fees

Not Applicable.

(d) All Other Fees

Not Applicable.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

Not Applicable.

(h) Principal Accountant's Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders

The Nominating Committee of the Registrant at the May 17, 2004 Board Meeting, determined that it would consider any Trustee nominations from shareholders of the Registrant. The Nominating Committee instructed management of the Registrant to provide them with any Trustee nominations that they receive from shareholders of the Registrant.

Item 10. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits

    (a)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

    (a)(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST (REGISTRANT)

      /s/ Kelly D. Clevenger
      ----------------------
      Kelly D. Clevenger
      President
      (Signature and Title)

Date: September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Kelly D. Clevenger
      ----------------------
      Kelly D. Clevenger
      Chairman of the Board and President
      (Signature and Title)

Date: September 8, 2004

By    /s/ Sheryl L. Sturgill
      ----------------------
      Sheryl L. Sturgill
      Chief Accounting Officer
      (Signature and Title)

Date: September 8, 2004